Great-West American Century Growth Fund
Great-West American Century Growth Fund
Investment Objective
The Fund seeks long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West American Century Growth Fund	Great-West American Century Growth Fund Initial Class	Great-West American Century Growth Fund Class L
Management Fees (as a percentage of Assets)	1.00%	1.00%
Distribution and Service (12b-1) Fees	none	0.25%
Other Expenses (as a percentage of Assets):	none	none
Net Expenses (as a percentage of Assets)	1.00%	1.25%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example GREAT-WEST FUNDS INC Great-West American Century Growth Fund (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West American Century Growth Fund Initial Class	Initial Class	102	318	552	1,225
Great-West American Century Growth Fund Class L	Class L	127	397	686	1,511

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 83% of the average value of its portfolio.

Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund, under normal circumstances, invests in stocks of companies the portfolio managers believe will increase in value over time. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the Fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. Although the portfolio managers intend to invest the Fund’s assets primarily in U.S. securities, the Fund may invest in securities of foreign companies, including companies located in emerging markets, and in foreign securities issued in the form of American Depository Receipts (“ADRs”).

The portfolio managers use a variety of analytical research tools and techniques to identify the stocks of larger-sized companies that meet their investment criteria. Under normal market conditions, the Fund will primarily consist of securities of companies demonstrating business improvement. Analytical indicators helping to identify signs of business improvement could include accelerating earnings or revenue growth rates, increasing cash flows, or other indications of the relative strength of a company’s business. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

Depository Receipts Risk - Depository receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Growth Stock Risk - Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Investment Style Risk - Returns from large-capitalization stocks and/or growth stocks may trail returns from the overall stock market.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class in each full calendar year since inception and comparing its average annual total return to the performance of a broad-based securities market index. No Class L share performance data is provided because Class L shares have not commenced operations.  Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year.  Class L shares performance would be lower than Initial Class performance because of the 12b-1 fees applicable to Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	15.85%	March 2012
Worst Quarter	(4.89)%	June 2012

Average Annual Total Returns for the Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West American Century Growth Fund	Label	1 Year	Since Inception	Inception Date
Great-West American Century Growth Fund Initial Class	Initial Class	29.40%	15.85%	Jun. 16, 2011
Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	33.48%	18.81%	Jun. 16, 2011

Great-West Ariel Mid Cap Value Fund
Great-West Ariel Mid Cap Value Fund(Ariel MidCap Value Portfolio)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West Ariel Mid Cap Value Fund		Great-West Ariel Mid Cap Value Fund Initial Class	Great-West Ariel Mid Cap Value Fund Class L
Management Fees (as a percentage of Assets)		0.95%	0.95%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses (as a percentage of Assets):		0.30%	44.22%
Expenses (as a percentage of Assets)		1.25%	45.42%
Fee Waiver or Reimbursement	[1]	(0.15%)	(44.07%)
Net Expenses (as a percentage of Assets)		1.10%	1.35%
[1]	GWCM has contractually agreed to pay expenses that exceed 1.10% and 1.35% of the Fund’s average daily net assets for the Initial Class shares and Class L shares, respectively. These expense reimbursements shall continue in effect indefinitely and will be discontinued only upon termination or amendment of the investment advisory agreement with GWCM.

GWCM has contractually agreed to pay expenses that exceed 1.10% and 1.35% of the Fund’s average daily net assets for the Initial Class shares and Class L shares, respectively. These expense reimbursements shall continue in effect indefinitely and will be discontinued only upon termination or amendment of the investment advisory agreement with GWCM.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example GREAT-WEST FUNDS INC Great-West Ariel Mid Cap Value Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West Ariel Mid Cap Value Fund Initial Class	112	350	606	1,340
Great-West Ariel Mid Cap Value Fund Class L	137	428	739	1,624

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies
The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers classified in the medium/small ($3.03 billion to $7.65 billion as of December 31, 2013), medium ($7.65 billion to $22.27 billion as of December 31, 2013) or medium/large ($22.27 billion to $77.11 billion as of December 31, 2013) capitalization quintiles of the Russell 3000® Index. The Fund will emphasize issuers that are believed to be undervalued but demonstrate a strong potential for growth.

The Fund also currently observes the following operating policies: actively seeking investment in companies that achieve excellence in both financial return and environmental soundness, and selecting issuers that take positive steps toward preserving our environment; and not investing in corporations whose primary source of revenue is derived from the production or sale of tobacco products or the manufacture of handguns.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Investment Style Risk - Returns from small- or mid-capitalization stocks and/or value stocks may trail returns from the overall stock market.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Over-the-Counter Risk - Over-the-Counter (OTC) listed companies may have limited product lines, markets or financial resources. Many OTC stocks may be less liquid and more volatile than exchange-listed stocks.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services or consumer discretionary) may underperform other sectors or the market as a whole.

Small and Medium Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the last ten calendar years and comparing its average annual total return to the performance of a broad-based securities market index. No Class L share performance data is provided because Class L shares commenced operations on December 20, 2013.  Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year.  Class L shares performance would be lower than Initial Class performance because of the 12b-1 fees applicable to the Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2009	29.45%
Worst Quarter	December 2008	(29.57)%

Average Annual Total Returns for the Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West Ariel Mid Cap Value Fund	Label	1 Year	5 Years	10 Years
Great-West Ariel Mid Cap Value Fund Initial Class	Initial Class	47.54%	26.33%	9.37%
Russell MidCap® Index	Russell MidCap® Index (reflects no deduction for fees, expenses or taxes)	34.76%	22.36%	10.22%

Great-West Bond Index Fund
Great-West Bond Index Fund
Investment Objective
The Fund seeks investment results that track the total return of the debt securities that comprise the Barclays U.S. Aggregate Bond Index (the “Benchmark Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West Bond Index Fund	Great-West Bond Index Fund Initial Class	Great-West Bond Index Fund Class L
Management Fees (as a percentage of Assets)	0.50%	0.50%
Distribution and Service (12b-1) Fees	none	0.25%
Other Expenses (as a percentage of Assets):	none	none
Expenses (as a percentage of Assets)	0.50%	0.75%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example GREAT-WEST FUNDS INC Great-West Bond Index Fund (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West Bond Index Fund Initial Class	Initial Class	51	160	280	628
Great-West Bond Index Fund Class L	Class L	77	240	417	930

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies
The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities included in the Benchmark Index and, using sampling techniques, a portfolio of securities designed to give the Fund the relevant comparable attributes of the Benchmark Index. This may be accomplished through a combination of fixed income securities ownership and owning futures contracts on the Benchmark Index and options on futures contracts.

The Benchmark Index covers the U.S. investment-grade bond market, including corporate, government and mortgage-backed securities.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Credit Risk - An issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Derivative Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Index Risk - It is possible the Benchmark Index may perform unfavorably and/or underperform the market as a whole.

Interest Rate Risk - The market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield. There may be less governmental intervention in the securities markets in the near future. If so, it could cause an increase in interest rates, which could have a negative impact on fixed income securities and could negatively affect the Fund's net asset value.

Liquidity Risk - The fixed income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - The market values of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably. A security's market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Mortgage-Backed and Asset-Backed Securities Risk - Mortgage-backed and asset-backed securities represent interests in "pools" of mortgages and other assets, including consumer loans or receivables held in trust. Mortgage-backed and asset-backed securities are subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities, and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Tracking Error Risk - The Fund may not be able to precisely track the performance of the Benchmark Index.

U.S. Government Securities Risk - Yields available from U.S. Government securities are generally lower than yields from many other fixed income securities. U.S. Government securities may be adversely affected by changes in interest rates or a default by, or decline in the credit quality of, the U.S. Government.

U.S. Government Sponsored Securities Risk - Securities issued by U.S. Government-sponsored enterprises ("GSEs"), such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are not issued or guaranteed by the U.S. Treasury.

An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the last ten calendar years and by comparing the Fund’s average annual total return to the performance of a broad-based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	December 2008	5.28%
Worst Quarter	June 2004	(2.76)%

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West Bond Index Fund	Label	1 Year	5 Years	10 Years	Since Inception		Inception Date
Great-West Bond Index Fund Initial Class	Initial Class	(2.51%)	4.20%	4.32%
Great-West Bond Index Fund Class L	Class L	(2.79%)			1.61%	[1]	Jul. 29, 2011
Barclays U.S. Aggregate Bond Index Great-West Bond Index Fund Initial Class	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02%)	4.44%	4.55%
Barclays U.S. Aggregate Bond Index Great-West Bond Index Fund Class L	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02%)			2.49%	[1]	Jul. 29, 2011
[1]	Since inception on July 29, 2011

Great-West Federated Bond Fund
Great-West Federated Bond Fund
Investment Objective
The Fund seeks to provide total return, consisting of two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation)
(2) income received from its portfolio holdings
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West Federated Bond Fund	Great-West Federated Bond Fund Initial Class	Great-West Federated Bond Fund Class L
Management Fees (as a percentage of Assets)	0.70%	0.70%
Distribution and Service (12b-1) Fees	none	0.25%
Other Expenses (as a percentage of Assets):	none	none
Net Expenses (as a percentage of Assets)	0.70%	0.95%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example GREAT-WEST FUNDS INC Great-West Federated Bond Fund (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West Federated Bond Fund Initial Class	Initial Class	72	224	390	871
Great-West Federated Bond Fund Class L	Class L	97	303	525	1,166

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 92% of the average value of its portfolio.

Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund will, under normal circumstances, invest primarily in a diversified portfolio of investment grade fixed income securities at the time of purchase, including mortgage-backed securities, corporate fixed income securities and U.S. government obligations. The Fund may also purchase interests in bank loans. A portion of the Fund may also be invested in foreign investment grade fixed income securities and domestic or foreign below investment-grade securities. Domestic below investment grade fixed income securities include both convertible and high yield corporate fixed income securities. Foreign governments or corporations in either emerging or developed market countries issue foreign below investment grade and foreign investment grade fixed income securities. The foreign fixed income securities in which the Fund may invest may be denominated in either foreign currency or in U.S. Dollars. If a security is downgraded below any minimum quality grade discussed above, the portfolio managers will re-evaluate the security, but will not be required to sell it. The Fund may use derivative contracts, including interest rate futures, index futures, securities futures, currency futures, currency forward contracts and credit default swaps, to implement elements of its investment strategy. There can be no assurance that the Fund’s use of derivative contracts will work as intended.

The Fund may allocate relatively more of its holdings to a sector that the portfolio managers expect to offer the best balance between total return and risk. The Fund will provide the appreciation component of total return by selecting those securities whose prices will, in the opinion of the portfolio managers, benefit from anticipated changes in economic and market conditions. The portfolio managers may lengthen or shorten duration from time to time based on their interest rate outlook; however, the Fund has no set duration parameters.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Bank Loan Risk - Bank loans, which include institutionally-traded floating rate securities, are obligations of companies or other entities that are typically issued in connection with recapitalizations, acquisitions, and refinancings. Bank loans often involve borrowers whose financial conditions are troubled or uncertain and companies that are highly leveraged. The market for bank loans may not be highly liquid and the Fund may have difficulty selling bank loans. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower.

Call Risk - An issuer may redeem a fixed income security before maturity (a “call”) at a price below its current market value.

Credit Risk - An issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

Derivative Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which the Fund invests will have a significant impact on the performance of the Fund.

High Yield Securities Risk - Below investment grade ("high yield-high risk" or "junk") bonds have a higher degree of credit risk and may be less liquid and subject to greater volatility in market value than investment grade bonds.

Interest Rate Risk - The market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield. There may be less governmental intervention in the securities markets in the near future. If so, it could cause an increase in interest rates, which could have a negative impact on fixed income securities and could negatively affect the Fund's net asset value.

Liquidity Risk - The fixed income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - The market values of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably. A security's market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Mortgage-Backed and Asset-Backed Securities Risk - Mortgage-backed and asset-backed securities represent interests in "pools" of mortgages and other assets, including consumer loans or receivables held in trust. Mortgage-backed and asset-backed securities are subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities, and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

U.S. Government Securities Risk - Yields available from U.S. Government securities are generally lower than yields from many other fixed income securities. U.S. Government securities may be adversely affected by changes in interest rates or a default by, or decline in the credit quality of, the U.S. Government.

U.S. Government Sponsored Securities Risk - Securities issued by U.S. Government-sponsored enterprises ("GSEs"), such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are not issued or guaranteed by the U.S. Treasury.

An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the last ten calendar years and comparing its average annual total return to the performance of a broad-based securities market index. No Class L share performance data is provided because Class L shares have not commenced operations.  Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year. Class L shares performance would be lower than Initial Class performance because of the 12b-1 fees applicable to Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

	Quarter Ended	Total Return
Best Quarter	September 2009	5.41%
Worst Quarter	June 2013	(3.76)%

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West Federated Bond Fund	Label	1 Year	5 Years	10 Years
Great-West Federated Bond Fund Initial Class	Initial Class	(2.21%)	5.82%	4.72%
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02%)	4.44%	4.55%

Great-West Goldman Sachs Mid Cap Value Fund
Great-West Goldman Sachs Mid Cap Value Fund(Goldman Sachs MidCap Value Portfolio) Fu
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West Goldman Sachs Mid Cap Value Fund	Great-West Goldman Sachs Mid Cap Value Fund Initial Class	Great-West Goldman Sachs Mid Cap Value Fund Class L
Management Fees (as a percentage of Assets)	1.25%	1.25%
Distribution and Service (12b-1) Fees	none	0.25%
Other Expenses (as a percentage of Assets):	none	none
Net Expenses (as a percentage of Assets)	1.25%	1.50%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example GREAT-WEST FUNDS INC Great-West Goldman Sachs Mid Cap Value Fund (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	Initial Class	127	397	686	1,511
Great-West Goldman Sachs Mid Cap Value Fund Class L	Class L	153	474	818	1,791

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 225% of the average value of its portfolio.

Principal Investment Strategies
The Fund will, under normal circumstances, invest at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in a broadly diversified portfolio of equity investments in mid-cap U.S. issuers, including foreign issuers that are traded in the United States. Most of these issuers will have public stock market capitalizations (based upon shares available for trading on an unrestricted basis) similar to that of the range of the market capitalization of companies constituting the Russell Midcap® Value Index at the time of investment. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The capitalization range of the Russell Midcap® Value Index is currently (as of December 31, 2013) between $481.56 million and $26.94 billion.

The Fund may invest in the aggregate up to 20% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in companies with public stock market capitalizations outside the range of companies constituting the Russell Midcap® Value Index at the time of investment and in fixed income securities, such as government, corporate and bank debt obligations.

The Fund is managed using a quantitative investment process. The Sub-Adviser’s quantitative style of investment management emphasizes the three building blocks of active management: fundamentally-based stock selection, careful portfolio construction and efficient implementation. The Fund maintains risk, style, and capitalization characteristics similar to the Russell MidCap® Value Index. The index is designed to represent an investable universe of mid cap companies with low earnings growth expectations. The Fund seeks to maximize expected return while maintaining these and other characteristics similar to the benchmark. The Fund may use derivatives, including futures contracts, to equitize excess cash in the Fund.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

Depository Receipts Risk - Depository receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

Derivative Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.

Investment Style Risk - Returns from mid-capitalization stocks and/or value stocks may trail returns from the overall stock market.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Portfolio Turnover Risk - High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Fund and indirectly by shareholders).

Small and Medium Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class in each full calendar year since inception and comparing its average annual total return to the performance of a broad-based securities market index. No Class L share performance data is provided because Class L shares have not commenced operations.  Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year.  Class L shares performance would be lower than Initial Class performance because of the 12b-1 fees applicable to Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2009	22.44%
Worst Quarter	September 2011	(17.74)%

Average Annual Total Returns for the Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West Goldman Sachs Mid Cap Value Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	Initial Class	33.66%	19.78%	8.24%	May 15, 2008
Russell MidCap Value Index	Russell MidCap Value Index (reflects no deduction for fees, expenses or taxes)	33.46%	21.16%	8.67%	May 15, 2008

Great-West International Index Fund
Great-West International Index Fund
Investment Objective
The Fund seeks investment results, before fees and expenses, that track the total return of the common stocks that comprise the MSCI EAFE (Europe, Australasia, Far East) Index (the “Benchmark Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West International Index Fund	Great-West International Index Fund Initial Class	Great-West International Index Fund Class L
Management Fees (as a percentage of Assets)	0.70%	0.70%
Distribution and Service (12b-1) Fees	none	0.25%
Other Expenses (as a percentage of Assets):	none	none
Net Expenses (as a percentage of Assets)	0.70%	0.95%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example GREAT-WEST FUNDS INC Great-West International Index Fund (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West International Index Fund Initial Class	Initial Class	72	224	390	871
Great-West International Index Fund Class L	Class L	97	303	525	1,166

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of the Benchmark Index or in derivative securities economically related to the Benchmark Index. The Fund will seek investment results, before fees and expenses, that track the total return of the common stocks that comprise the Benchmark Index. This may be accomplished through ownership of all the stocks in the Benchmark Index, a statistically selected sampling of the stocks in the Benchmark Index, and/or through a combination of stock ownership and owning futures contracts on the Benchmark Index and options on futures contracts, and exchange-traded funds that seek to track the Benchmark Index. The Fund does not necessarily invest in all of the stocks in the Benchmark Index, or in the same weightings as the stocks have in the Benchmark Index. The Fund’s Sub-Adviser chooses investments so that the market capitalizations, industry weightings, and other fundamental characteristics of the stocks chosen are similar to those of the Benchmark Index.

The Fund’s benchmark index is the MSCI EAFE Index. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity performance of developed markets, excluding the U.S. and Canada. As of December 31, 2013, the MSCI EAFE Index consisted of 21 developed market country indices.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

Derivative Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Exchange-Traded Funds (“ETFs”) Risk - An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the Fund invests. Lack of liquidity in an ETF could result in it being more volatile.
Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which the Fund invests will have a significant impact on the performance of the Fund.

Index Risk - It is possible the Benchmark Index may perform unfavorably and/or underperform the market as a whole.

Investment Style Risk - There is a possibility that returns from large-capitalization and/or foreign stocks will trail returns from the overall stock market.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Tracking Error Risk - The Fund may not be able to precisely track the performance of the Benchmark Index.

An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class in each full calendar year since inception and comparing its average annual total return to the performance of a broad-based securities market index. No Class L share performance data is provided because Class L shares have not commenced operations.  Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year.  Class L shares performance would be lower than Initial Class performance because of the 12b-1 fees applicable to Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September, 2013	11.26%
Worst Quarter	June, 2012	-7.14%

Average Annual Total Returns for the Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West International Index Fund	Label	1 Year	Since Inception	Inception Date
Great-West International Index Fund Initial Class	Initial Class	21.13%	6.78%	Jan. 13, 2011
MSCI EAFE Index	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	22.78%	8.03%	Jan. 13, 2011

Great-West Invesco Small Cap Value Fund
Great-West Invesco Small Cap Value Fund
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West Invesco Small Cap Value Fund	Great-West Invesco Small Cap Value Fund Initial Class	Great-West Invesco Small Cap Value Fund Class L
Management Fees (as a percentage of Assets)	1.40%	1.40%
Distribution and Service (12b-1) Fees	none	0.25%
Other Expenses (as a percentage of Assets):	none	none
Net Expenses (as a percentage of Assets)	1.40%	1.65%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example GREAT-WEST FUNDS INC Great-West Invesco Small Cap Value Fund (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West Invesco Small Cap Value Fund Initial Class	Initial Class	143	443	766	1,680
Great-West Invesco Small Cap Value Fund Class L	Class L	168	520	897	1,955

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 100% of the average value of its portfolio.

Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund will normally invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of small capitalization companies. The principal type of equity securities purchased by the Fund is common stock. The Fund generally considers a company to be a small capitalization company if it has a market capitalization, at the time of initial purchase, of less than $3.0 billion (as of December 31, 2013). The Fund uses the Russell 2000® Value Index as a guide in structuring and selecting its investments, but will invest in both benchmark index and non-benchmark index securities. Over time the capitalizations of the companies will change. As they do, the size of the companies in which the Fund invests may change. If the market capitalization of a company held by the Fund exceeds $3.0 billion, the Fund may, but is not required to, sell the securities. The Fund will emphasize issuers that are believed to be undervalued but demonstrate a strong potential for growth.

The Fund may invest up to 20% of its assets in foreign securities. The Fund may also invest in derivative instruments such as futures contracts and equity linked derivatives including exchange traded funds.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

Derivative Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Exchange-Traded Funds (“ETFs”) Risk - An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the Fund invests. Lack of liquidity in an ETF could result in it being more volatile.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Investment Style Risk - Returns from small- or mid-capitalization stocks and/or value stocks may trail returns from the overall stock market.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Portfolio Turnover Risk - High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Fund and indirectly by shareholders).

Small and Medium Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class in each full calendar year since inception and comparing its average annual total return to the performance of a broad-based securities market index. No Class L share performance data is provided because Class L shares have not commenced operations.  Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year.  Class L shares performance would be lower than Initial Class performance because of the 12b-1 fees applicable to Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 30, 2009	22.55%
Worst Quarter	September 30, 2011	-21.29%

Average Annual Total Returns for the Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West Invesco Small Cap Value Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Great-West Invesco Small Cap Value Fund Initial Class	Initial Class	35.65%	19.21%	9.97%	May 15, 2008
Russell 2000® Value Index	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	34.52%	17.64%	8.97%	May 15, 2008

Great-West Lifetime 2015 Fund I
Great-West Lifetime 2015 Fund I
Investment Objective
The Fund seeks capital appreciation and income consistent with its current asset allocation. After 2015, the Fund seeks income and secondarily, capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West Lifetime 2015 Fund I		Great-West Lifetime 2015 Fund I Class T	Great-West Lifetime 2015 Fund I Class T1	Great-West Lifetime 2015 Fund I Class L
Management Fees (as a percentage of Assets)		0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees		none	0.10%	0.25%
Other Expenses (as a percentage of Assets):		none	none	none
Acquired Fund Fees and Expenses		0.71%	0.71%	0.71%	[1]
Expenses (as a percentage of Assets)	[2]	0.83%	0.93%	1.08%
[1]	The Acquired Fund (Underlying Fund) Fees and Expenses are estimated for Class L shares because the class has not yet commenced operations.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example GREAT-WEST FUNDS INC Great-West Lifetime 2015 Fund I (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West Lifetime 2015 Fund I Class T	Class T	85	265	460	1,025
Great-West Lifetime 2015 Fund I Class T1	Class T1	95	296	515	1,143
Great-West Lifetime 2015 Fund I Class L	Class L	110	343	595	1,317

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a professionally selected mix of Underlying Funds that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2015 (which is assumed to be at age 65). The Fund is designed for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Depending on its risk profile and proximity to 2015, the Fund employs a combination of investments among Underlying Funds in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Fund currently expects (as of the date of this Prospectus) to invest 30-50% of its net assets in Underlying Funds that invest primarily in equity securities and 50-70 % of its net assets in Underlying Funds that invest primarily in fixed income securities. The Fund may also invest in the GWL&A Contract. Over time, the Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Fund I series are generally expected to pursue a more conservative allocation strategy relative to the Fund II or Fund III series.

GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Fund’s target allocation for the various asset classes and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Value	3.3%	International Large Growth	1.2%
Great-West T. Rowe Price Equity Income Fund Initial		Great-West MFS International Growth Fund Initial
Great-West Putnam Equity Income Fund Initial		Invesco International Growth Fund R5
Large Blend	6.0%	Diversified Emerging Markets	1.3%
Great-West S&P 500® Index Fund Initial		Invesco Developing Markets Fund R5
Large Growth	2.7%	Oppenheimer Developing Markets Fund A
Great-West American Century Growth Fund Initial		Intermediate-Term Bond	29.5%
Great-West Multi-Manager Large Cap Growth Fund Initial		Great-West Bond Index Fund Initial
Mid Value	1.7%	Great-West Loomis Sayles Bond Fund Initial
Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Federated Bond Fund Initial
Great-West Ariel Mid Cap Value Fund Initial		High Yield Bond	7.5%
Mid Blend	2.6%	Metropolitan West High Yield Bond Fund M
Great-West S&P Mid Cap 400® Index Fund Initial		Great-West Putnam High Yield Bond Fund Initial
Mid Growth	0.9%	Global Bond	6.0%
Wells Fargo Advantage Common Stock Fund A		Great-West Templeton Global Bond Fund Initial
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Oppenheimer International Bond Fund A
Small Value	0.9%	Inflation-Protected Bond	13.7%
AllianzGI NFJ Small-Cap Value Fund A		American Century Inflation Adjusted Bond Fund Inv
Great-West Loomis Sayles Small Cap Value Fund Initial		PIMCO Real Return Fund Adm
Small Blend	1.3%	Real Estate	5.0%
Great-West S&P Small Cap 600® Index Fund Initial		Great-West Real Estate Index Fund Initial
Small Growth	0.5%	Nuveen Real Estate Securities Fund I
Janus Triton Fund S		T. Rowe Price Real Estate Fund Advisor
Invesco Small Cap Discovery Fund A		Global Real Estate	1.5%
International Large Value	1.5%	Cohen & Steers International Realty Fund A
Harbor International Fund Inv		Invesco Global Real Estate Fund R5
Great-West MFS International Value Fund Initial		Third Avenue Real Estate Value Fund I
International Large Blend	2.7%	Short-Term Income/Cash	10.2%
Great-West International Index Fund Initial		Great-West Short Duration Bond Fund Initial
		GWL&A Contract

The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocation. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, and add or delete Underlying Funds at any time and without shareholder notice or approval.

The following chart illustrates the Fund’s target asset allocations among U.S. equity, foreign equity, real estate, and fixed income asset classes as of the date of this Prospectus. The illustration reflects the Fund’s neutral allocations (without any tactical adjustments by GWCM). The Fund’s actual asset allocation may differ from this illustration to reflect GWCM’s tactical adjustments to the asset mix based on market outlook or other factors. GWCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without shareholder notice or approval.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk

•
Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.

•	Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.

•
The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.

Single Issuer Risk - The GWL&A Contract in which the Fund invests has a stable principal value and pays a fixed rate of interest to the Fund. Both the principal and a minimum rate of interest are guaranteed by GWL&A. However, if GWL&A becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies. Currency risk is especially high in emerging markets.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Developing and Emerging Markets Risk - Stocks of companies located in emerging markets may be substantially more volatile, and substantially less liquid, than stocks of companies located in more developed markets. Emerging market countries may experience higher inflation, interest rates and unemployment, greater social, economic, regulatory and political uncertainties, and greater volatility in currency exchange rates than more developed countries.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Underlying Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates). Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Investment Style Risk - Because the Fund invests in Underlying Funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - Markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Sovereign Debt Securities Risk - Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government's policy towards principal international lenders such as the International Monetary Fund, or the political situations to which the government may be subject. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Some sovereign debtors in the past have been able to restructure their debt payments without the approval of some or all debt holders or to declare moritoria on payments. In the event of a default on sovereign debt, the Underlying Fund may also have limited legal recourse against the defaulting government entity.

Tracking a Benchmark Index Risk - Index Funds are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Fund may not be able to precisely track the performance of its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Fund.

An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing the performance of the Fund’s Class T shares in each full calendar year since inception and by comparing the Fund’s average annual total return to the performance of a broad-based securities market index which has investment characteristics similar to those of the Fund. No Class L share performance data is provided because Class L shares have not commenced operations. Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year. Class L shares performance would be lower than Class T shares performance because of the 12b-1 fees applicable to Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2010	7.06%
Worst Quarter	September 2011	-6.77%

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West Lifetime 2015 Fund I	Label	1 Year	Since Inception
Great-West Lifetime 2015 Fund I Class T	Great-West Lifetime 2015 Fund I Class T	6.29%	10.25%
Great-West Lifetime 2015 Fund I Class T1	Great-West Lifetime 2015 Fund I Class T1	6.14%	10.16%
Morningstar Lifetime Conservative 2015 Index	Morningstar Lifetime Conservative 2015 Index (reflects no deduction for fees, expenses or taxes)	5.09%	10.07%

Great-West Lifetime 2015 Fund II
Great-West Lifetime 2015 Fund II
Investment Objective
The Fund seeks capital appreciation and income consistent with its current asset allocation. After 2015, the Fund seeks income and secondarily, capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West Lifetime 2015 Fund II		Great-West Lifetime 2015 Fund II Class T	Great-West Lifetime 2015 Fund II Class T1	Great-West Lifetime 2015 Fund II Class L
Management Fees (as a percentage of Assets)		0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees		none	0.10%	0.25%
Other Expenses (as a percentage of Assets):		none	none	none
Acquired Fund Fees and Expenses		0.74%	0.74%	0.74%
Net Expenses (as a percentage of Assets)	[1]	0.86%	0.96%	1.11%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example GREAT-WEST FUNDS INC Great-West Lifetime 2015 Fund II (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West Lifetime 2015 Fund II Class T	Class T	87	274	475	1,058
Great-West Lifetime 2015 Fund II Class T1	Class T1	98	305	529	1,175
Great-West Lifetime 2015 Fund II Class L	Class L	113	352	610	1,349

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a professionally selected mix of Underlying Funds that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2015 (which is assumed to be at age 65). The Fund is designed for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Depending on its risk profile and proximity to 2015, the Fund employs a combination of investments among Underlying Funds in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Fund currently expects (as of the date of this Prospectus) to invest 35-55% of its net assets in Underlying Funds that invest primarily in equity securities and 45-65% of its net assets in Underlying Funds that invest primarily in fixed income securities. The Fund may also invest in the GWL&A Contract. Over time, the Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Fund II series are generally expected to pursue a more moderate allocation strategy relative to the Fund I or Fund III series.

GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Fund’s target allocation for the various asset classes and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Value	4.5%	International Large Growth	1.7%
Great-West T. Rowe Price Equity Income Fund Initial		Great-West MFS International Growth Fund Initial
Great-West Putnam Equity Income Fund Initial		Invesco International Growth Fund R5
Large Blend	8.1%	Diversified Emerging Markets	1.7%
Great-West S&P 500® Index Fund Initial		Invesco Developing Markets Fund R5
Large Growth	3.6%	Oppenheimer Developing Markets Fund A
Great-West American Century Growth Fund Initial		Intermediate-Term Bond	25.0%
Great-West Multi-Manager Large Cap Growth Fund Initial		Great-West Bond Index Fund Initial
Mid Value	2.3%	Great-West Loomis Sayles Bond Fund Initial
Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Federated Bond Fund Initial
Great-West Ariel Mid Cap Value Fund Initial		High Yield Bond	6.4%
Mid Blend	3.5%	Metropolitan West High Yield Bond Fund M
Great-West S&P Mid Cap 400® Index Fund Initial		Great-West Putnam High Yield Bond Fund Initial
Mid Growth	1.2%	Global Bond	5.1%
Wells Fargo Advantage Common Stock Fund A		Great-West Templeton Global Bond Fund Initial
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Oppenheimer International Bond Fund A
Small Value	1.2%	Inflation-Protected Bond	11.7%
AllianzGI NFJ Small-Cap Value Fund A		American Century Inflation Adjusted Bond Fund Inv
Great-West Loomis Sayles Small Cap Value Fund Initial		PIMCO Real Return Fund Adm
Small Blend	1.8%	Real Estate	5.5%
Great-West S&P Small Cap 600® Index Fund Initial		Great-West Real Estate Index Fund Initial
Small Growth	0.6%	Nuveen Real Estate Securities Fund I
Janus Triton Fund S		T. Rowe Price Real Estate Fund Advisor
Invesco Small Cap Discovery Fund A		Global Real Estate	1.7%
International Large Value	2.0%	Cohen & Steers International Realty Fund A
Harbor International Fund Inv		Invesco Global Real Estate Fund R5
Great-West MFS International Value Fund Initial		Third Avenue Real Estate Value Fund I
International Large Blend	3.7%	Short-Term Income/Cash	8.7%
Great-West International Index Fund Initial		Great-West Short Duration Bond Fund Initial
		GWL&A Contract

The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocation. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, and add or delete Underlying Funds at any time and without shareholder notice or approval.

The following chart illustrates the Fund’s target asset allocations among U.S. equity, foreign equity, real estate, and fixed income asset classes as of the date of this Prospectus. The illustration reflects the Fund’s neutral allocations (without any tactical adjustments by GWCM). The Fund’s actual asset allocation may differ from this illustration to reflect GWCM’s tactical adjustments to the asset mix based on market outlook or other factors. GWCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without shareholder notice or approval.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk

•
Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.

•	Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.

•
The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.

Single Issuer Risk - The GWL&A Contract in which the Fund invests has a stable principal value and pays a fixed rate of interest to the Fund. Both the principal and a minimum rate of interest are guaranteed by GWL&A. However, if GWL&A becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies. Currency risk is especially high in emerging markets.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Developing and Emerging Markets Risk - Stocks of companies located in emerging markets may be substantially more volatile, and substantially less liquid, than stocks of companies located in more developed markets. Emerging market countries may experience higher inflation, interest rates and unemployment, greater social, economic, regulatory and political uncertainties, and greater volatility in currency exchange rates than more developed countries.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Underlying Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates). Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Investment Style Risk - Because the Fund invests in Underlying Funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - Markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Sovereign Debt Securities Risk - Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government's policy towards principal international lenders such as the International Monetary Fund, or the political situations to which the government may be subject. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Some sovereign debtors in the past have been able to restructure their debt payments without the approval of some or all debt holders or to declare moritoria on payments. In the event of a default on sovereign debt, the Underlying Fund may also have limited legal recourse against the defaulting government entity.

Tracking a Benchmark Index Risk - Index Funds are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Fund may not be able to precisely track the performance of its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Fund.

An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing the performance of the Fund’s Class T shares in each full calendar year since inception and by comparing the Fund’s average annual total return to the performance of a broad-based securities market index which has investment characteristics similar to those of the Fund. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

	Quarter Ended	Total Return
Best Quarter	September 2010	7.96%
Worst Quarter	September 2011	-8.61%

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West Lifetime 2015 Fund II	Label	1 Year	Since Inception		Morningstar Lifetime Moderate 2015 Index Label	Morningstar Lifetime Moderate 2015 Index 1 Year	Morningstar Lifetime Moderate 2015 Index Since Inception
Great-West Lifetime 2015 Fund II Class T	Great-West Lifetime 2015 Fund II Class T	8.97%	11.54%	[1]
Great-West Lifetime 2015 Fund II Class T1	Great-West Lifetime 2015 Fund II Class T1	8.84%	11.45%	[1]	Morningstar Lifetime Moderate 2015 Index (reflects no deduction for fees, expenses or taxes)	10.50%	12.58%	[1]
Great-West Lifetime 2015 Fund II Class L	Great-West Lifetime 2015 Fund II Class L	8.73%	6.34%	[2]	Morningstar Lifetime Moderate 2015 Index (reflects no deduction for fees, expenses or taxes)	10.50%	7.31%	[2]
[1]	Since inception on May 1, 2009
[2]	Since inception on April 7, 2011

Great-West Lifetime 2015 Fund III
Investment Objective
The Fund seeks capital appreciation and income consistent with its current asset allocation. After 2015, the Fund seeks income and secondarily, capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West Lifetime 2015 Fund III		Great-West Lifetime 2015 Fund III Class T	Great-West Lifetime 2015 Fund III Class T1	Great-West Lifetime 2015 Fund III Class L
Management Fees (as a percentage of Assets)		0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees		none	0.10%	0.25%
Other Expenses (as a percentage of Assets):		none	none	none
Acquired Fund Fees and Expenses		0.76%	0.76%	0.76%	[1]
Net Expenses (as a percentage of Assets)	[2]	0.88%	0.98%	1.13%
[1]	The Acquired Fund (Underlying Fund) Fees and Expenses are estimated for Class L shares because the class has not yet commenced operations.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example GREAT-WEST FUNDS INC Great-West Lifetime 2015 Fund III (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West Lifetime 2015 Fund III Class T	Class T	90	282	490	1,089
Great-West Lifetime 2015 Fund III Class T1	Class T1	100	313	544	1,206
Great-West Lifetime 2015 Fund III Class L	Class L	116	360	624	1,379

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 60%of the average value of its portfolio.

Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a professionally selected mix of Underlying Funds that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2015 (which is assumed to be at age 65). The Fund is designed for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Depending on its risk profile and proximity to 2015, the Fund employs a combination of investments among Underlying Funds in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Fund currently expects (as of the date of this Prospectus) to invest 50-70% of its net assets in Underlying Funds that invest primarily in equity securities and 30-50% of its net assets in Underlying Funds that invest primarily in fixed income securities. The Fund may also invest in the GWL&A Contract. Over time, the Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Fund III series are generally expected to pursue a more aggressive allocation strategy relative to the Fund I or Fund II series.

GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Fund’s target allocation for the various asset classes and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Value	5.5%	International Large Growth	2.1%
Great-West T. Rowe Price Equity Income Fund Initial		Great-West MFS International Growth Fund Initial
Great-West Putnam Equity Income Fund Initial		Invesco International Growth Fund R5
Large Blend	10.1%	Diversified Emerging Markets	2.1%
Great-West S&P 500® Index Fund Initial		Invesco Developing Markets Fund R5
Large Growth	4.5%	Oppenheimer Developing Markets Fund A
Great-West American Century Growth Fund Initial		Intermediate-Term Bond	20.9%
Great-West Multi-Manager Large Cap Growth Fund Initial		Great-West Bond Index Fund Initial
Mid Value	2.8%	Great-West Loomis Sayles Bond Fund Initial
Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Federated Bond Fund Initial
Great-West Ariel Mid Cap Value Fund Initial		High Yield Bond	5.3%
Mid Blend	4.3%	Metropolitan West High Yield Bond Fund M
Great-West S&P Mid Cap 400® Index Fund Initial		Great-West Putnam High Yield Bond Fund Initial
Mid Growth	1.5%	Global Bond	4.3%
Wells Fargo Advantage Common Stock Fund A		Great-West Templeton Global Bond Fund Initial
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Oppenheimer International Bond Fund A
Small Value	1.5%	Inflation-Protected Bond	9.8%
AllianzGI NFJ Small-Cap Value Fund A		American Century Inflation Adjusted Bond Fund Inv
Great-West Loomis Sayles Small Cap Value Fund Initial		PIMCO Real Return Fund Adm
Small Blend	2.2%	Real Estate	5.9%
Great-West S&P Small Cap 600® Index Fund Initial		Great-West Real Estate Index Fund Initial
Small Growth	0.8%	Nuveen Real Estate Securities Fund I
Janus Triton Fund S		T. Rowe Price Real Estate Fund Advisor
Invesco Small Cap Discovery Fund A		Global Real Estate	2.0%
International Large Value	2.5%	Cohen & Steers International Realty Fund A
Harbor International Fund Inv		Invesco Global Real Estate Fund R5
Great-West MFS International Value Fund Initial		Third Avenue Real Estate Value Fund I
International Large Blend	4.6%	Short-Term Income/Cash	7.3%
Great-West International Index Fund Initial		Great-West Short Duration Bond Fund Initial
		GWL&A Contract

The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocation. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, and add or delete Underlying Funds at any time and without shareholder notice or approval.

The following chart illustrates the Fund’s target asset allocations among U.S. equity, foreign equity, real estate, and fixed income asset classes as of the date of this Prospectus. The illustration reflects the Fund’s neutral allocations (without any tactical adjustments by GWCM). The Fund’s actual asset allocation may differ from this illustration to reflect GWCM’s tactical adjustments to the asset mix based on market outlook or other factors. GWCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without shareholder notice or approval.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk

•
Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.

•	Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.

•
The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.

Single Issuer Risk - The GWL&A Contract in which the Fund invests has a stable principal value and pays a fixed rate of interest to the Fund. Both the principal and a minimum rate of interest are guaranteed by GWL&A. However, if GWL&A becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies. Currency risk is especially high in emerging markets.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Developing and Emerging Markets Risk - Stocks of companies located in emerging markets may be substantially more volatile, and substantially less liquid, than stocks of companies located in more developed markets. Emerging market countries may experience higher inflation, interest rates and unemployment, greater social, economic, regulatory and political uncertainties, and greater volatility in currency exchange rates than more developed countries.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Underlying Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates). Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Investment Style Risk - Because the Fund invests in Underlying Funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - Markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Sovereign Debt Securities Risk - Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government's policy towards principal international lenders such as the International Monetary Fund, or the political situations to which the government may be subject. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Some sovereign debtors in the past have been able to restructure their debt payments without the approval of some or all debt holders or to declare moritoria on payments. In the event of a default on sovereign debt, the Underlying Fund may also have limited legal recourse against the defaulting government entity.

Tracking a Benchmark Index Risk - Index Funds are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Fund may not be able to precisely track the performance of its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Fund.

An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance

	Quarter Ended	Total Return
Best Quarter	September 2010	9.06%
Worst Quarter	September 2011	(10.68)%

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West Lifetime 2015 Fund III	Label	1 Year	Since Inception	Inception Date
Morningstar Lifetime Aggressive 2015 Index Great-West Lifetime 2015 Fund III Class T	Great-West Lifetime 2015 Fund III Class T	11.76%	12.81%
Morningstar Lifetime Aggressive 2015 Index Great-West Lifetime 2015 Fund III Class T1	Great-West Lifetime 2015 Fund III Class T1	11.64%	12.73%
Morningstar Lifetime Aggressive 2015 Index	Morningstar Lifetime Aggressive 2015 Index (reflects no deduction for fees, expenses or taxes)	16.13%	15.01%	May 01, 2009

Great-West Lifetime 2025 Fund I
Great-West Lifetime 2025 Fund I
Investment Objective
The Fund seeks capital appreciation and income consistent with its current asset allocation. After 2025, the Fund seeks income and secondarily, capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West Lifetime 2025 Fund I		Great-West Lifetime 2025 Fund I Class T	Great-West Lifetime 2025 Fund I Class T1	Great-West Lifetime 2025 Fund I Class L
Management Fees (as a percentage of Assets)		0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees		none	0.10%	0.25%
Other Expenses (as a percentage of Assets):		none	none	none
Acquired Fund Fees and Expenses		0.77%	0.77%	0.77%	[1]
Net Expenses (as a percentage of Assets)	[2]	0.89%	0.99%	1.14%
[1]	The Acquired Fund (Underlying Fund) Fees and Expenses are estimated for Class L shares because the class has not yet commenced operations.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example GREAT-WEST FUNDS INC Great-West Lifetime 2025 Fund I (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West Lifetime 2025 Fund I Class T	90	283	491	1,092
Great-West Lifetime 2025 Fund I Class T1	101	314	545	1,209
Great-West Lifetime 2025 Fund I Class L	116	361	626	1,382

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a professionally selected mix of Underlying Funds that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2025 (which is assumed to be at age 65). The Fund is designed for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Depending on its risk profile and proximity to 2025, the Fund employs a combination of investments among Underlying Funds in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Fund currently expects (as of the date of this Prospectus) to invest 40-60% of its net assets in Underlying Funds that invest primarily in equity securities and 40-60% of its net assets in Underlying Funds that invest primarily in fixed income securities. The Fund may also invest in the GWL&A Contract. Over time, the Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Fund I series are generally expected to pursue a more conservative allocation strategy relative to the Fund II or Fund III series.

GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Fund’s target allocation for the various asset classes and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Value	4.6%	International Large Growth	2.0%
Great-West T. Rowe Price Equity Income Fund Initial		Great-West MFS International Growth Fund Initial
Great-West Putnam Equity Income Fund Initial		Invesco International Growth Fund R5
Large Blend	8.4%	Diversified Emerging Markets	2.5%
Great-West S&P 500® Index Fund Initial		Invesco Developing Markets Fund R5
Large Growth	3.8%	Oppenheimer Developing Markets Fund A
Great-West American Century Growth Fund Initial		Intermediate-Term Bond	28.3%
Great-West Multi-Manager Large Cap Growth Fund Initial		Great-West Bond Index Fund Initial
Mid Value	2.4%	Great-West Loomis Sayles Bond Fund Initial
Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Federated Bond Fund Initial
Great-West Ariel Mid Cap Value Fund Initial		High Yield Bond	7.1%
Mid Blend	3.6%	Metropolitan West High Yield Bond Fund M
Great-West S&P Mid Cap 400® Index Fund Initial		Great-West Putnam High Yield Bond Fund Initial
Mid Growth	1.3%	Global Bond	6.2%
Wells Fargo Advantage Common Stock Fund A		Great-West Templeton Global Bond Fund Initial
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Oppenheimer International Bond Fund A
Small Value	1.4%	Inflation-Protected Bond	7.1%
AllianzGI NFJ Small-Cap Value Fund A		American Century Inflation Adjusted Bond Fund Inv
Great-West Loomis Sayles Small Cap Value Fund Initial		PIMCO Real Return Fund Adm
Small Blend	2.2%	Real Estate	4.6%
Great-West S&P Small Cap 600® Index Fund Initial		Great-West Real Estate Index Fund Initial
Small Growth	0.8%	Nuveen Real Estate Securities Fund I
Janus Triton Fund S		T. Rowe Price Real Estate Fund Advisor
Invesco Small Cap Discovery Fund A		Global Real Estate	1.5%
International Large Value	2.5%	Cohen & Steers International Realty Fund A
Harbor International Fund Inv		Invesco Global Real Estate Fund R5
Great-West MFS International Value Fund Initial		Third Avenue Real Estate Value Fund I
International Large Blend	4.5.%	Short-Term Income/Cash	5.2%
Great-West International Index Fund Initial		Great-West Short Duration Bond Fund Initial
		GWL&A Contract

The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocation. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, and add or delete Underlying Funds at any time and without shareholder notice or approval.

The following chart illustrates the Fund’s target asset allocations among U.S. equity, foreign equity, real estate, and fixed income asset classes as of the date of this Prospectus. The illustration reflects the Fund’s neutral allocations (without any tactical adjustments by GWCM). The Fund’s actual asset allocation may differ from this illustration to reflect GWCM’s tactical adjustments to the asset mix based on market outlook or other factors. GWCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without shareholder notice or approval.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk

•
Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.

•	Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.

•
The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.

Single Issuer Risk - The GWL&A Contract in which the Fund invests has a stable principal value and pays a fixed rate of interest to the Fund. Both the principal and a minimum rate of interest are guaranteed by GWL&A. However, if GWL&A becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies. Currency risk is especially high in emerging markets.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Developing and Emerging Markets Risk - Stocks of companies located in emerging markets may be substantially more volatile, and substantially less liquid, than stocks of companies located in more developed markets. Emerging market countries may experience higher inflation, interest rates and unemployment, greater social, economic, regulatory and political uncertainties, and greater volatility in currency exchange rates than more developed countries.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Underlying Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates). Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Investment Style Risk - Because the Fund invests in Underlying Funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - Markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Sovereign Debt Securities Risk - Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government's policy towards principal international lenders such as the International Monetary Fund, or the political situations to which the government may be subject. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Some sovereign debtors in the past have been able to restructure their debt payments without the approval of some or all debt holders or to declare moritoria on payments. In the event of a default on sovereign debt, the Underlying Fund may also have limited legal recourse against the defaulting government entity.

Tracking a Benchmark Index Risk - Index Funds are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Fund may not be able to precisely track the performance of its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Fund.

An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing the performance of the Fund’s Class T shares in each full calendar year since inception and by comparing the Fund’s average annual total return to the performance of a broad-based securities market index which has investment characteristics similar to those of the Fund. No Class L share performance data is provided because Class L shares have not commenced operations. Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year. Class L shares performance would be lower than Class T shares performance because of the 12b-1 fees applicable to Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

	Quarter Ended	Total Return
Best Quarter	September 2010	8.65%
Worst Quarter	September 2011	-9.91%

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West Lifetime 2025 Fund I	Label	1 Year	Since Inception	Inception Date
Great-West Lifetime 2025 Fund I Class T	Great-West Lifetime 2025 Fund I Class T	10.48%	12.16%	May 01, 2009
Great-West Lifetime 2025 Fund I Class T1	Great-West Lifetime 2025 Fund I Class T1	10.37%	12.06%	May 01, 2009
Morningstar Lifetime Conservative 2025 Index	Morningstar Lifetime Conservative 2025 Index (reflects no deduction for fees, expenses or taxes)	9.04%	12.44%

Great-West Lifetime 2025 Fund II
Great-West Lifetime 2025 Fund II
Investment Objective
The Fund seeks capital appreciation and income consistent with its current asset allocation. After 2025, the Fund seeks income and secondarily, capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Great-West Lifetime 2025 Fund II GREAT-WEST FUNDS INC		Great-West Lifetime 2025 Fund II Class T	Great-West Lifetime 2025 Fund II Class T1	Great-West Lifetime 2025 Fund II Class L
Management Fees (as a percentage of Assets)		0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees		none	0.10%	0.25%
Other Expenses (as a percentage of Assets):		none	none	none
Acquired Fund Fees and Expenses		0.80%	0.80%	0.80%
Net Expenses (as a percentage of Assets)	[1]	0.92%	1.02%	1.17%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Great-West Lifetime 2025 Fund II GREAT-WEST FUNDS INC (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West Lifetime 2025 Fund II Class T	94	293	508	1,129
Great-West Lifetime 2025 Fund II Class T1	104	324	562	1,246
Great-West Lifetime 2025 Fund II Class L	119	371	643	1,418

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a professionally selected mix of Underlying Funds that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2025 (which is assumed to be at age 65). The Fund is designed for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Depending on its risk profile and proximity to 2025, the Fund employs a combination of investments among Underlying Funds in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Fund currently expects (as of the date of this Prospectus) to invest 55-75% of its net assets in Underlying Funds that invest primarily in equity securities and 25-45% of its net assets in Underlying Funds that invest primarily in fixed income securities. The Fund may also invest in the GWL&A Contract. Over time, the Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Fund II series are generally expected to pursue a more moderate allocation strategy relative to the Fund I or Fund III series.

GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Fund’s target allocation for the various asset classes and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Value	6.2%	International Large Growth	2.7%
Great-West T. Rowe Price Equity Income Fund Initial		Great-West MFS International Growth Fund Initial
Great-West Putnam Equity Income Fund Initial		Invesco International Growth Fund R5
Large Blend	11.3%	Diversified Emerging Markets	3.3%
Great-West S&P 500® Index Fund Initial		Invesco Developing Markets Fund R5
Large Growth	5.1%	Oppenheimer Developing Markets Fund A
Great-West American Century Growth Fund Initial		Intermediate-Term Bond	20.9%
Great-West Multi-Manager Large Cap Growth Fund Initial		Great-West Bond Index Fund Initial
Mid Value	3.1%	Great-West Loomis Sayles Bond Fund Initial
Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Federated Bond Fund Initial
Great-West Ariel Mid Cap Value Fund Initial		High Yield Bond	5.3%
Mid Blend	4.8%	Metropolitan West High Yield Bond Fund M
Great-West S&P Mid Cap 400® Index Fund Initial		Great-West Putnam High Yield Bond Fund Initial
Mid Growth	1.7%	Global Bond	4.6%
Wells Fargo Advantage Common Stock Fund A		Great-West Templeton Global Bond Fund Initial
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Oppenheimer International Bond Fund A
Small Value	1.9%	Inflation-Protected Bond	5.2%
AllianzGI NFJ Small-Cap Value Fund A		American Century Inflation Adjusted Bond Fund Inv
Great-West Loomis Sayles Small Cap Value Fund Initial		PIMCO Real Return Fund Adm
Small Blend	3.0%	Real Estate	4.9%
Great-West S&P Small Cap 600® Index Fund Initial		Great-West Real Estate Index Fund Initial
Small Growth	1.0%	Nuveen Real Estate Securities Fund I
Janus Triton Fund S		T. Rowe Price Real Estate Fund Advisor
Invesco Small Cap Discovery Fund A		Global Real Estate	1.8%
International Large Value	3.3%	Cohen & Steers International Realty Fund A
Harbor International Fund Inv		Invesco Global Real Estate Fund R5
Great-West MFS International Value Fund Initial		Third Avenue Real Estate Value Fund I
International Large Blend	6.0%	Short-Term Income/Cash	3.9%
Great-West International Index Fund Initial		Great-West Short Duration Bond Fund Initial
		GWL&A Contract

The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocation. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, and add or delete Underlying Funds at any time and without shareholder notice or approval.

The following chart illustrates the Fund’s target asset allocations among U.S. equity, foreign equity, real estate, and fixed income asset classes as of the date of this Prospectus. The illustration reflects the Fund’s neutral allocations (without any tactical adjustments by GWCM). The Fund’s actual asset allocation may differ from this illustration to reflect GWCM’s tactical adjustments to the asset mix based on market outlook or other factors. GWCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without shareholder notice or approval.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk

•
Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.

•	Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.

•
The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.

Single Issuer Risk - The GWL&A Contract in which the Fund invests has a stable principal value and pays a fixed rate of interest to the Fund. Both the principal and a minimum rate of interest are guaranteed by GWL&A. However, if GWL&A becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies. Currency risk is especially high in emerging markets.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Developing and Emerging Markets Risk - Stocks of companies located in emerging markets may be substantially more volatile, and substantially less liquid, than stocks of companies located in more developed markets. Emerging market countries may experience higher inflation, interest rates and unemployment, greater social, economic, regulatory and political uncertainties, and greater volatility in currency exchange rates than more developed countries.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Underlying Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates). Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Investment Style Risk - Because the Fund invests in Underlying Funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - Markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Sovereign Debt Securities Risk - Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government's policy towards principal international lenders such as the International Monetary Fund, or the political situations to which the government may be subject. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Some sovereign debtors in the past have been able to restructure their debt payments without the approval of some or all debt holders or to declare moritoria on payments. In the event of a default on sovereign debt, the Underlying Fund may also have limited legal recourse against the defaulting government entity.

Tracking a Benchmark Index Risk - Index Funds are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Fund may not be able to precisely track the performance of its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Fund.

An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing the performance of the Fund’s Class T shares in each full calendar year since inception and by comparing the Fund’s average annual total return to the performance of a broad-based securities market index which has investment characteristics similar to those of the Fund. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2010	9.94%
Worst Quarter	September 2011	-12.37%

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns Great-West Lifetime 2025 Fund II GREAT-WEST FUNDS INC	Label	1 Year	Since Inception		Inception Date
Great-West Lifetime 2025 Fund II Class T	Great-West Lifetime 2025 Fund II Class T	14.54%	13.83%	[1]	May 01, 2009
Great-West Lifetime 2025 Fund II Class T1	Great-West Lifetime 2025 Fund II Class T1	14.39%	13.73%	[1]	May 01, 2009
Great-West Lifetime 2025 Fund II Class L	Great-West Lifetime 2025 Fund II Class L	14.33%	7.73%	[2]	Apr. 07, 2011
Morningstar Lifetime Moderate 2025 Index Great-West Lifetime 2025 Fund II Class T1	Morningstar Lifetime Moderate 2025 Index (reflects no deduction for fees, expenses or taxes)	16.28%	15.31%	[1]	May 01, 2009
Morningstar Lifetime Moderate 2025 Index Great-West Lifetime 2025 Fund II Class L	Morningstar Lifetime Moderate 2025 Index (reflects no deduction for fees, expenses or taxes)	16.28%	8.54%	[2]	Apr. 07, 2011
[1]	Since inception on May 1, 2009
[2]	Since inception on April 7, 2011

Great-West Lifetime 2025 Fund III
Investment Objective
The Fund seeks capital appreciation and income consistent with its current asset allocation. After 2025, the Fund seeks income and secondarily, capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West Lifetime 2025 Fund III		Great-West Lifetime 2025 Fund III Class T	Great-West Lifetime 2025 Fund III Class T1	Great-West Lifetime 2025 Fund III Class L
Management Fees (as a percentage of Assets)		0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees		none	0.10%	0.25%
Other Expenses (as a percentage of Assets):		none	none	none
Acquired Fund Fees and Expenses		0.83%	0.83%	0.83%	[1]
Net Expenses (as a percentage of Assets)	[2]	0.95%	1.05%	1.20%
[1]	The Acquired Fund (Underlying Fund) Fees and Expenses are estimated for Class L shares because the class has not yet commenced operations.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example GREAT-WEST FUNDS INC Great-West Lifetime 2025 Fund III (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West Lifetime 2025 Fund III Class T	Class T	97	302	524	1,163
Great-West Lifetime 2025 Fund III Class T1	Class T1	107	333	578	1,279
Great-West Lifetime 2025 Fund III Class L	Class L	122	380	658	1,451

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a professionally selected mix of Underlying Funds that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2025 (which is assumed to be at age 65). The Fund is designed for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Depending on its risk profile and proximity to 2025, the Fund employs a combination of investments among Underlying Funds in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Fund currently expects (as of the date of this Prospectus) to invest 70-90% of its net assets in Underlying Funds that invest primarily in equity securities and 10-30% of its net assets in Underlying Funds that invest in fixed income securities. The Fund may also invest in the GWL&A Contract. Over time, the Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Fund III series are generally expected to pursue a more aggressive allocation strategy relative to the Fund I or Fund II series.

GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Fund’s target allocation for the various asset classes and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Value	7.7%	International Large Growth	3.4%
Great-West T. Rowe Price Equity Income Fund Initial		Great-West MFS International Growth Fund Initial
Great-West Putnam Equity Income Fund Initial		Invesco International Growth Fund R5
Large Blend	14.2%	Diversified Emerging Markets	4.1%
Great-West S&P 500® Index Fund Initial		Invesco Developing Markets Fund R5
Large Growth	6.3%	Oppenheimer Developing Markets Fund A
Great-West American Century Growth Fund Initial		Intermediate-Term Bond	13.7%
Great-West Multi-Manager Large Cap Growth Fund Initial		Great-West Bond Index Fund Initial
Mid Value	3.9%	Great-West Loomis Sayles Bond Fund Initial
Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Federated Bond Fund Initial
Great-West Ariel Mid Cap Value Fund Initial		High Yield Bond	3.4%
Mid Blend	6.0%	Metropolitan West High Yield Bond Fund M
Great-West S&P Mid Cap 400® Index Fund Initial		Great-West Putnam High Yield Bond Fund Initial
Mid Growth	2.1%	Global Bond	3.0%
Wells Fargo Advantage Common Stock Fund A		Great-West Templeton Global Bond Fund Initial
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Oppenheimer International Bond Fund A
Small Value	2.4%	Inflation-Protected Bond	3.4%
AllianzGI NFJ Small-Cap Value Fund A		American Century Inflation Adjusted Bond Fund Inv
Great-West Loomis Sayles Small Cap Value Fund Initial		PIMCO Real Return Fund Adm
Small Blend	3.7%	Real Estate	5.2%
Great-West S&P Small Cap 600® Index Fund Initial		Great-West Real Estate Index Fund Initial
Small Growth	1.3%	Nuveen Real Estate Securities Fund I
Janus Triton Fund S		T. Rowe Price Real Estate Fund Advisor
Invesco Small Cap Discovery Fund A		Global Real Estate	2.1%
International Large Value	4.1%	Cohen & Steers International Realty Fund A
Harbor International Fund Inv		Invesco Global Real Estate Fund R5
Great-West MFS International Value Fund Initial		Third Avenue Real Estate Value Fund I
International Large Blend	7.5%	Short-Term Income/Cash	2.5%
Great-West International Index Fund Initial		Great-West Short Duration Bond Fund Initial
		GWL&A Contract

The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocation. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, and add or delete Underlying Funds at any time and without shareholder notice or approval.

The following chart illustrates the Fund’s target asset allocations among U.S. equity, foreign equity, real estate, and fixed income asset classes as of the date of this Prospectus. The illustration reflects the Fund’s neutral allocations (without any tactical adjustments by GWCM). The Fund’s actual asset allocation may differ from this illustration to reflect GWCM’s tactical adjustments to the asset mix based on market outlook or other factors. GWCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without shareholder notice or approval.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk

•
Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.

•	Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.

•
The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.

Single Issuer Risk - The GWL&A Contract in which the Fund invests has a stable principal value and pays a fixed rate of interest to the Fund. Both the principal and a minimum rate of interest are guaranteed by GWL&A. However, if GWL&A becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies. Currency risk is especially high in emerging markets.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Developing and Emerging Markets Risk - Stocks of companies located in emerging markets may be substantially more volatile, and substantially less liquid, than stocks of companies located in more developed markets. Emerging market countries may experience higher inflation, interest rates and unemployment, greater social, economic, regulatory and political uncertainties, and greater volatility in currency exchange rates than more developed countries.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Underlying Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates). Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Investment Style Risk - Because the Fund invests in Underlying Funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - Markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Sovereign Debt Securities Risk - Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government's policy towards principal international lenders such as the International Monetary Fund, or the political situations to which the government may be subject. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Some sovereign debtors in the past have been able to restructure their debt payments without the approval of some or all debt holders or to declare moritoria on payments. In the event of a default on sovereign debt, the Underlying Fund may also have limited legal recourse against the defaulting government entity.

Tracking a Benchmark Index Risk - Index Funds are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Fund may not be able to precisely track the performance of its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Fund.

An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing the performance of the Fund’s Class T shares in each full calendar year since inception and by comparing the Fund’s average annual total return to the performance of a broad-based securities market index which has investment characteristics similar to those of the Fund. No Class L share performance data is provided because Class L shares have not commenced operations. Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year. Class L shares performance would be lower than Class T shares performance because of the 12b-1 fees applicable to Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

	Quarter Ended	Total Return
Best Quarter	September 2010	11.00%
Worst Quarter	September 2011	(14.64)%

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West Lifetime 2025 Fund III	Label	1 Year	Since Inception	Inception Date
Great-West Lifetime 2025 Fund III Class T	Great-West Lifetime 2025 Fund III Class T	18.52%	15.31%	May 01, 2009
Great-West Lifetime 2025 Fund III Class T1	Great-West Lifetime 2025 Fund III Class T1	18.38%	15.21%	May 01, 2009
Morningstar Lifetime Aggressive 2025 Index	Morningstar Lifetime Aggressive 2025 Index (reflects no deduction for fees, expenses or taxes)	22.13%	17.31%	May 01, 2009

Great-West Lifetime 2035 Fund I
Great-West Lifetime 2035 Fund I
Investment Objective
The Fund seeks capital appreciation and income consistent with its current asset allocation. After 2035, the Fund seeks income and secondarily, capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West Lifetime 2035 Fund I		Great-West Lifetime 2035 Fund I Class T	Great-West Lifetime 2035 Fund I Class T1	Great-West Lifetime 2035 Fund I Class L
Management Fees (as a percentage of Assets)		0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees		none	0.10%	0.25%
Other Expenses (as a percentage of Assets):		none	none	none
Acquired Fund Fees and Expenses		0.82%	0.82%	0.82%	[1]
Net Expenses (as a percentage of Assets)	[2]	0.94%	1.04%	1.19%
[1]	The Acquired Fund (Underlying Fund) Fees and Expenses are estimated for Class L shares because the class has not yet commenced operations.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example GREAT-WEST FUNDS INC Great-West Lifetime 2035 Fund I (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West Lifetime 2035 Fund I Class T	Class T	96	300	522	1,158
Great-West Lifetime 2035 Fund I Class T1	Class T1	106	332	575	1,274
Great-West Lifetime 2035 Fund I Class L	Class L	122	379	656	1,446

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a professionally selected mix of Underlying Funds that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2035 (which is assumed to be at age 65). The Fund is designed for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Depending on its risk profile and proximity to 2035, the Fund employs a combination of investments among Underlying Funds in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Fund currently expects (as of the date of this Prospectus) to invest 60-90% of its net assets in Underlying Funds that invest primarily in equity securities and 10-40% of its net assets in Underlying Funds that invest primarily in fixed income securities. The Fund may also invest in the GWL&A Contract. Over time, the Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Fund I series are generally expected to pursue a more conservative allocation strategy relative to the Fund II or Fund III series.

GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Fund’s target allocation for the various asset classes and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Value	6.7%	International Large Growth	3.4%
Great-West T. Rowe Price Equity Income Fund Initial		Great-West MFS International Growth Fund Initial
Great-West Putnam Equity Income Fund Initial		Invesco International Growth Fund R5
Large Blend	12.1%	Diversified Emerging Markets	4.8%
Great-West S&P 500® Index Fund Initial		Invesco Developing Markets Fund R5
Large Growth	5.4%	Oppenheimer Developing Markets Fund A
Great-West American Century Growth Fund Initial		Intermediate-Term Bond	19.5%
Great-West Multi-Manager Large Cap Growth Fund Initial		Great-West Bond Index Fund Initial
Mid Value	3.4%	Great-West Loomis Sayles Bond Fund Initial
Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Federated Bond Fund Initial
Great-West Ariel Mid Cap Value Fund Initial		High Yield Bond	4.9%
Mid Blend	5.2%	Metropolitan West High Yield Bond Fund M
Great-West S&P Mid Cap 400® Index Fund Initial		Great-West Putnam High Yield Bond Fund Initial
Mid Growth	1.8%	Global Bond	4.5%
Wells Fargo Advantage Common Stock Fund A		Great-West Templeton Global Bond Fund Initial
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Oppenheimer International Bond Fund A
Small Value	2.4%	Inflation-Protected Bond	2.0%
AllianzGI NFJ Small-Cap Value Fund A		American Century Inflation Adjusted Bond Fund Inv
Great-West Loomis Sayles Small Cap Value Fund Initial		PIMCO Real Return Fund Adm
Small Blend	3.8%	Real Estate	4.3%
Great-West S&P Small Cap 600® Index Fund Initial		Great-West Real Estate Index Fund Initial
Small Growth	1.3%	Nuveen Real Estate Securities Fund I
Janus Triton Fund S		T. Rowe Price Real Estate Fund Advisor
Invesco Small Cap Discovery Fund A		Global Real Estate	1.5%
International Large Value	4.1%	Cohen & Steers International Realty Fund A
Harbor International Fund Inv		Invesco Global Real Estate Fund R5
Great-West MFS International Value Fund Initial		Third Avenue Real Estate Value Fund I
International Large Blend	7.5%	Short-Term Income/Cash	1.4%
Great-West International Index Fund Initial		Great-West Short Duration Bond Fund Initial
		GWL&A Contract

The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocation. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, and add or delete Underlying Funds at any time and without shareholder notice or approval.

The following chart illustrates the Fund’s target asset allocations among U.S. equity, foreign equity, real estate, and fixed income asset classes as of the date of this Prospectus. The illustration reflects the Fund’s neutral allocations (without any tactical adjustments by GWCM). The Fund’s actual asset allocation may differ from this illustration to reflect GWCM’s tactical adjustments to the asset mix based on market outlook or other factors. GWCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without shareholder notice or approval.

The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk

•
Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.

•	Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.

•
The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.

Single Issuer Risk - The GWL&A Contract in which the Fund invests has a stable principal value and pays a fixed rate of interest to the Fund. Both the principal and a minimum rate of interest are guaranteed by GWL&A. However, if GWL&A becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies. Currency risk is especially high in emerging markets.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Developing and Emerging Markets Risk - Stocks of companies located in emerging markets may be substantially more volatile, and substantially less liquid, than stocks of companies located in more developed markets. Emerging market countries may experience higher inflation, interest rates and unemployment, greater social, economic, regulatory and political uncertainties, and greater volatility in currency exchange rates than more developed countries.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Underlying Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates). Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Investment Style Risk - Because the Fund invests in Underlying Funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - Markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Sovereign Debt Securities Risk - Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government's policy towards principal international lenders such as the International Monetary Fund, or the political situations to which the government may be subject. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Some sovereign debtors in the past have been able to restructure their debt payments without the approval of some or all debt holders or to declare moritoria on payments. In the event of a default on sovereign debt, the Underlying Fund may also have limited legal recourse against the defaulting government entity.

Tracking a Benchmark Index Risk - Index Funds are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Fund may not be able to precisely track the performance of its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Fund.

An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing the performance of the Fund’s Class T shares in each full calendar year since inception and by comparing the Fund’s average annual total return to the performance of a broad-based securities market index which has investment characteristics similar to those of the Fund. No Class L share performance data is provided because Class L shares have not commenced operations. Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year. Class L shares performance would be lower than Class T shares performance because of the 12b-1 fees applicable to Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2010	10.52%
Worst Quarter	September 2011	-13.52%

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West Lifetime 2035 Fund I	Label	1 Year	Since Inception	Inception Date
Great-West Lifetime 2035 Fund I Class T	Great-West Lifetime 2035 Fund I Class T	16.73%	14.60%	May 01, 2009
Great-West Lifetime 2035 Fund I Class T1	Great-West Lifetime 2035 Fund I Class T1	16.64%	14.49%	May 01, 2009
Morningstar Lifetime Conservative 2035 Index	Morningstar Lifetime Conservative 2035 Index (reflects no deduction for fees, expenses or taxes)	15.70%	15.22%	May 01, 2009

Great-West Lifetime 2035 Fund II
Great-West Lifetime 2035 Fund II
Investment Objective
The Fund seeks capital appreciation and income consistent with its current asset allocation. After 2035, the Fund seeks income and secondarily, capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West Lifetime 2035 Fund II		Great-West Lifetime 2035 Fund II Class T	Great-West Lifetime 2035 Fund II Class T1	Great-West Lifetime 2035 Fund II Class L
Management Fees (as a percentage of Assets)		0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees		none	0.10%	0.25%
Other Expenses (as a percentage of Assets):		none	none	none
Acquired Fund Fees and Expenses		0.85%	0.85%	0.85%
Net Expenses (as a percentage of Assets)	[1]	0.97%	1.07%	1.22%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example GREAT-WEST FUNDS INC Great-West Lifetime 2035 Fund II (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West Lifetime 2035 Fund II Class T	Class T	99	309	537	1,191
Great-West Lifetime 2035 Fund II Class T1	Class T1	109	341	591	1,307
Great-West Lifetime 2035 Fund II Class L	Class L	124	388	671	1,479

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a professionally selected mix of Underlying Funds that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2035 (which is assumed to be at age 65). The Fund is designed for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Depending on its risk profile and proximity to 2035, the Fund employs a combination of investments among Underlying Funds in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Fund currently expects (as of the date of this Prospectus) to invest 70-95% of its net assets in Underlying Funds that invest primarily in equity securities and 5-30% of its net assets in Underlying Funds that invest primarily in fixed income securities. The Fund may also invest in the GWL&A Contract. Over time, the Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Fund II series are generally expected to pursue a more moderate allocation strategy relative to the Fund I or Fund III series.

GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Fund’s target allocation for the various asset classes and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Value	8.2%	International Large Growth	4.2%
Great-West T. Rowe Price Equity Income Fund Initial		Great-West MFS International Growth Fund Initial
Great-West Putnam Equity Income Fund Initial		Invesco International Growth Fund R5
Large Blend	15.1%	Diversified Emerging Markets	5.9%
Great-West S&P 500® Index Fund Initial		Invesco Developing Markets Fund R5
Large Growth	6.7%	Oppenheimer Developing Markets Fund A
Great-West American Century Growth Fund Initial		Intermediate-Term Bond	10.5%
Great-West Multi-Manager Large Cap Growth Fund Initial		Great-West Bond Index Fund Initial
Mid Value	4.2%	Great-West Loomis Sayles Bond Fund Initial
Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Federated Bond Fund Initial
Great-West Ariel Mid Cap Value Fund Initial		High Yield Bond	2.6%
Mid Blend	6.4%	Metropolitan West High Yield Bond Fund M
Great-West S&P Mid Cap 400® Index Fund Initial		Great-West Putnam High Yield Bond Fund Initial
Mid Growth	2.2%	Global Bond	2.4%
Wells Fargo Advantage Common Stock Fund A		Great-West Templeton Global Bond Fund Initial
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Oppenheimer International Bond Fund A
Small Value	3.0%	Inflation-Protected Bond	1.0%
AllianzGI NFJ Small-Cap Value Fund A		American Century Inflation Adjusted Bond Fund Inv
Great-West Loomis Sayles Small Cap Value Fund Initial		PIMCO Real Return Fund Adm
Small Blend	4.6%	Real Estate	4.4%
Great-West S&P Small Cap 600® Index Fund Initial		Great-West Real Estate Index Fund Initial
Small Growth	1.6%	Nuveen Real Estate Securities Fund I
Janus Triton Fund S		T. Rowe Price Real Estate Fund Advisor
Invesco Small Cap Discovery Fund A		Global Real Estate	1.8%
International Large Value	5.1%	Cohen & Steers International Realty Fund A
Harbor International Fund Inv		Invesco Global Real Estate Fund R5
Great-West MFS International Value Fund Initial		Third Avenue Real Estate Value Fund I
International Large Blend	9.3%	Short-Term Income/Cash	0.8%
Great-West International Index Fund Initial		Great-West Short Duration Bond Fund Initial
		GWL&A Contract

The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocation. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, and add or delete Underlying Funds at any time and without shareholder notice or approval.

The following chart illustrates the Fund’s target asset allocations among U.S. equity, foreign equity, real estate, and fixed income asset classes as of the date of this Prospectus. The illustration reflects the Fund’s neutral allocations (without any tactical adjustments by GWCM). The Fund’s actual asset allocation may differ from this illustration to reflect GWCM’s tactical adjustments to the asset mix based on market outlook or other factors. GWCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without shareholder notice or approval.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk

•
Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.

•	Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.

•
The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.

Single Issuer Risk - The GWL&A Contract in which the Fund invests has a stable principal value and pays a fixed rate of interest to the Fund. Both the principal and a minimum rate of interest are guaranteed by GWL&A. However, if GWL&A becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies. Currency risk is especially high in emerging markets.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Developing and Emerging Markets Risk - Stocks of companies located in emerging markets may be substantially more volatile, and substantially less liquid, than stocks of companies located in more developed markets. Emerging market countries may experience higher inflation, interest rates and unemployment, greater social, economic, regulatory and political uncertainties, and greater volatility in currency exchange rates than more developed countries.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Underlying Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates). Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Investment Style Risk - Because the Fund invests in Underlying Funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - Markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Sovereign Debt Securities Risk - Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government's policy towards principal international lenders such as the International Monetary Fund, or the political situations to which the government may be subject. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Some sovereign debtors in the past have been able to restructure their debt payments without the approval of some or all debt holders or to declare moritoria on payments. In the event of a default on sovereign debt, the Underlying Fund may also have limited legal recourse against the defaulting government entity.

Tracking a Benchmark Index Risk - Index Funds are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Fund may not be able to precisely track the performance of its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Fund.

An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing the performance of the Fund’s Class T shares in each full calendar year since inception and by comparing the Fund’s average annual total return to the performance of a broad-based securities market index which has investment characteristics similar to those of the Fund. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2010	11.47%
Worst Quarter	September 2011	-15.56%

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West Lifetime 2035 Fund II	Label	1 Year	Since Inception		Inception Date
Great-West Lifetime 2035 Fund II Class T	Great-West Lifetime 2035 Fund II Class T	20.74%	15.88%	[1]	May 01, 2009
Great-West Lifetime 2035 Fund II Class T1	Great-West Lifetime 2035 Fund II Class T1	20.67%	15.77%	[1]	May 01, 2009
Great-West Lifetime 2035 Fund II Class L	Great-West Lifetime 2035 Fund II Class L	20.50%	9.21%	[2]	Apr. 07, 2011
Morningstar Lifetime Moderate 2035 Index	Morningstar Lifetime Moderate 2035 Index (reflects no deduction for fees, expenses or taxes)	22.03%	17.25%	[1]	May 01, 2009
Morningstar Lifetime Moderate 2035 Index	Morningstar Lifetime Moderate 2035 Index (reflects no deduction for fees, expenses or taxes)	22.03%	9.70%	[2]	Apr. 07, 2011
[1]	Since inception on May 1, 2009
[2]	Since inception on April 7, 2011

Great-West Lifetime 2035 Fund III
Great-West Lifetime 2035 Fund III(
Investment Objective
The Fund seeks capital appreciation and income consistent with its current asset allocation. After 2035, the Fund seeks income and secondarily, capital growth
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West Lifetime 2035 Fund III		Great-West Lifetime 2035 Fund III Class T	Great-West Lifetime 2035 Fund III Class T1	Great-West Lifetime 2035 Fund III Class L
Management Fees (as a percentage of Assets)		0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees		none	0.10%	0.25%
Other Expenses (as a percentage of Assets):		none	none	none
Acquired Fund Fees and Expenses		0.87%	0.87%	0.87%	[1]
Net Expenses (as a percentage of Assets)	[2]	0.99%	1.09%	1.24%
[1]	The Acquired Fund (Underlying Fund) Fees and Expenses are estimated for Class L shares because the class has not yet commenced operations.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example GREAT-WEST FUNDS INC Great-West Lifetime 2035 Fund III (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West Lifetime 2035 Fund III Class T	Class T	101	315	547	1,212
Great-West Lifetime 2035 Fund III Class T1	Class T1	111	346	600	1,328
Great-West Lifetime 2035 Fund III Class L	Class L	126	393	681	1,499

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a professionally selected mix of Underlying Funds that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2035 (which is assumed to be at age 65). The Fund is designed for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Depending on its risk profile and proximity to 2035, the Fund employs a combination of investments among Underlying Funds in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Fund currently expects (as of the date of this Prospectus) to invest 80-98% of its net assets in Underlying Funds that invest primarily in equity securities and 2-20% of its net assets in Underlying Funds that invest primarily in fixed income securities. The Fund may also invest in the GWL&A Contract. Over time, the Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Fund III series are generally expected to pursue a more aggressive allocation strategy relative to the Fund I or Fund II series.

GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Fund’s target allocation for the various asset classes and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Value	9.2%	International Large Growth	4.7%
Great-West T. Rowe Price Equity Income Fund Initial		Great-West MFS International Growth Fund Initial
Great-West Putnam Equity Income Fund Initial		Invesco International Growth Fund R5
Large Blend	16.6%	Diversified Emerging Markets	6.5%
Great-West S&P 500® Index Fund Initial		Invesco Developing Markets Fund R5
Large Growth	7.5%	Oppenheimer Developing Markets Fund A
Great-West American Century Growth Fund Initial		Intermediate-Term Bond	5.0%
Great-West Multi-Manager Large Cap Growth Fund Initial		Great-West Bond Index Fund Initial
Mid Value	4.6%	Great-West Loomis Sayles Bond Fund Initial
Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Federated Bond Fund Initial
Great-West Ariel Mid Cap Value Fund Initial		High Yield Bond	1.2%
Mid Blend	7.1%	Metropolitan West High Yield Bond Fund M
Great-West S&P Mid Cap 400® Index Fund Initial		Great-West Putnam High Yield Bond Fund Initial
Mid Growth	2.5%	Global Bond	1.1%
Wells Fargo Advantage Common Stock Fund A		Great-West Templeton Global Bond Fund Initial
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Oppenheimer International Bond Fund A
Small Value	3.4%	Inflation-Protected Bond	0.5%
AllianzGI NFJ Small-Cap Value Fund A		American Century Inflation Adjusted Bond Fund Inv
Great-West Loomis Sayles Small Cap Value Fund Initial		PIMCO Real Return Fund Adm
Small Blend	5.2%	Real Estate	4.5%
Great-West S&P Small Cap 600® Index Fund Initial		Great-West Real Estate Index Fund Initial
Small Growth	1.8%	Nuveen Real Estate Securities Fund I
Janus Triton Fund S		T. Rowe Price Real Estate Fund Advisor
Invesco Small Cap Discovery Fund A		Global Real Estate	2.1%
International Large Value	5.7%	Cohen & Steers International Realty Fund A
Harbor International Fund Inv		Invesco Global Real Estate Fund R5
Great-West MFS International Value Fund Initial		Third Avenue Real Estate Value Fund I
International Large Blend	10.4%	Short-Term Income/Cash	0.4%
Great-West International Index Fund Initial		Great-West Short Duration Bond Fund Initial
		GWL&A Contract

The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocation. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, and add or delete Underlying Funds at any time and without shareholder notice or approval.

The following chart illustrates the Fund’s target asset allocations among U.S. equity, foreign equity, real estate, and fixed income asset classes as of the date of this Prospectus. The illustration reflects the Fund’s neutral allocations (without any tactical adjustments by GWCM). The Fund’s actual asset allocation may differ from this illustration to reflect GWCM’s tactical adjustments to the asset mix based on market outlook or other factors. GWCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without shareholder notice or approval.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk

•
Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.

•	Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.

•
The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.

Single Issuer Risk - The GWL&A Contract in which the Fund invests has a stable principal value and pays a fixed rate of interest to the Fund. Both the principal and a minimum rate of interest are guaranteed by GWL&A. However, if GWL&A becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies. Currency risk is especially high in emerging markets.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Developing and Emerging Markets Risk - Stocks of companies located in emerging markets may be substantially more volatile, and substantially less liquid, than stocks of companies located in more developed markets. Emerging market countries may experience higher inflation, interest rates and unemployment, greater social, economic, regulatory and political uncertainties, and greater volatility in currency exchange rates than more developed countries.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Underlying Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates). Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Investment Style Risk - Because the Fund invests in Underlying Funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - Markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Sovereign Debt Securities Risk - Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government's policy towards principal international lenders such as the International Monetary Fund, or the political situations to which the government may be subject. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Some sovereign debtors in the past have been able to restructure their debt payments without the approval of some or all debt holders or to declare moritoria on payments. In the event of a default on sovereign debt, the Underlying Fund may also have limited legal recourse against the defaulting government entity.

Tracking a Benchmark Index Risk - Index Funds are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Fund may not be able to precisely track the performance of its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Fund.

An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing the performance of the Fund’s Class T shares in each full calendar year since inception and by comparing the Fund’s average annual total return to the performance of a broad-based securities market index which has investment characteristics similar to those of the Fund. No Class L share performance data is provided because Class L shares have not commenced operations. Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year. Class L shares performance would be lower than Class T shares performance because of the 12b-1 fees applicable to Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2010	12.01%
Worst Quarter	September 2011	-16.65%

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West Lifetime 2035 Fund III	Label	1 Year	Since Inception	Inception Date
Great-West Lifetime 2035 Fund III Class T	Great-West Lifetime 2035 Fund III Class T	23.24%	16.81%	May 01, 2009
Great-West Lifetime 2035 Fund III Class T1	Great-West Lifetime 2035 Fund III Class T1	23.06%	16.68%	May 01, 2009
Morningstar Lifetime Aggressive 2035 Index	Morningstar Lifetime Aggressive 2035 Index (reflects no deduction for fees, expenses or taxes)	25.05%	18.14%	May 01, 2009

Great-West Lifetime 2045 Fund I
Great-West Lifetime 2045 Fund I(
Investment Objective
The Fund seeks capital appreciation and income consistent with its current asset allocation. After 2045, the Fund seeks income and secondarily, capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West Lifetime 2045 Fund I		Great-West Lifetime 2045 Fund I Class T	Great-West Lifetime 2045 Fund I Class T1	Great-West Lifetime 2045 Fund I Class L
Management Fees (as a percentage of Assets)		0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees		none	0.10%	0.25%
Other Expenses (as a percentage of Assets):		none	none	none
Acquired Fund Fees and Expenses		0.86%	0.86%	0.86%	[1]
Net Expenses (as a percentage of Assets)	[2]	0.98%	1.08%	1.23%
[1]	The Acquired Fund (Underlying Fund) Fees and Expenses are estimated for Class L shares because the class has not yet commenced operations.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example GREAT-WEST FUNDS INC Great-West Lifetime 2045 Fund I (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West Lifetime 2045 Fund I Class T	100	311	539	1,196
Great-West Lifetime 2045 Fund I Class T1	110	342	593	1,312
Great-West Lifetime 2045 Fund I Class L	125	389	673	1,484

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a professionally selected mix of Underlying Funds that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2045 (which is assumed to be at age 65). The Fund is designed for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Depending on its risk profile and proximity to 2045, the Fund employs a combination of investments among Underlying Funds in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Fund currently expects (as of the date of this Prospectus) to invest 65-90% of its net assets in Underlying Funds that invest primarily in equity securities and 10-35% of its net assets in Underlying Funds that invest primarily in fixed income securities. The Fund may also invest in the GWL&A Contract. Over time, the Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Fund I series are generally expected to pursue a more conservative allocation strategy relative to the Fund II or Fund III series.

GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Fund’s target allocation for the various asset classes and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Value	7.6%	International Large Growth	4.5%
Great-West T. Rowe Price Equity Income Fund Initial		Great-West MFS International Growth Fund Initial
Great-West Putnam Equity Income Fund Initial		Invesco International Growth Fund R5
Large Blend	13.9%	Diversified Emerging Markets	7.2%
Great-West S&P 500® Index Fund Initial		Invesco Developing Markets Fund R5
Large Growth	6.2%	Oppenheimer Developing Markets Fund A
Great-West American Century Growth Fund Initial		Intermediate-Term Bond	12.0%
Great-West Multi-Manager Large Cap Growth Fund Initial		Great-West Bond Index Fund Initial
Mid Value	3.9%	Great-West Loomis Sayles Bond Fund Initial
Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Federated Bond Fund Initial
Great-West Ariel Mid Cap Value Fund Initial		High Yield Bond	3.0%
Mid Blend	5.9%	Metropolitan West High Yield Bond Fund M
Great-West S&P Mid Cap 400® Index Fund Initial		Great-West Putnam High Yield Bond Fund Initial
Mid Growth	2.1%	Global Bond	3.0%
Wells Fargo Advantage Common Stock Fund A		Great-West Templeton Global Bond Fund Initial
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Oppenheimer International Bond Fund A
Small Value	3.2%	Inflation-Protected Bond	0.0%
AllianzGI NFJ Small-Cap Value Fund A		American Century Inflation Adjusted Bond Fund Inv
Great-West Loomis Sayles Small Cap Value Fund Initial		PIMCO Real Return Fund Adm
Small Blend	4.9%	Real Estate	4.0%
Great-West S&P Small Cap 600® Index Fund Initial		Great-West Real Estate Index Fund Initial
Small Growth	1.7%	Nuveen Real Estate Securities Fund I
Janus Triton Fund S		T. Rowe Price Real Estate Fund Advisor
Invesco Small Cap Discovery Fund A		Global Real Estate	1.5%
International Large Value	5.5%	Cohen & Steers International Realty Fund A
Harbor International Fund Inv		Invesco Global Real Estate Fund R5
Great-West MFS International Value Fund Initial		Third Avenue Real Estate Value Fund I
International Large Blend	9.9%	Short-Term Income/Cash	0.0%
Great-West International Index Fund Initial		Great-West Short Duration Bond Fund Initial
		GWL&A Contract

The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocation. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, and add or delete Underlying Funds at any time and without shareholder notice or approval.

The following chart illustrates the Fund’s target asset allocations among U.S. equity, foreign equity, real estate, and fixed income asset classes as of the date of this Prospectus. The illustration reflects the Fund’s neutral allocations (without any tactical adjustments by GWCM). The Fund’s actual asset allocation may differ from this illustration to reflect GWCM’s tactical adjustments to the asset mix based on market outlook or other factors. GWCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without shareholder notice or approval.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk

•
Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.

•	Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.

•
The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies. Currency risk is especially high in emerging markets.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Developing and Emerging Markets Risk - Stocks of companies located in emerging markets may be substantially more volatile, and substantially less liquid, than stocks of companies located in more developed markets. Emerging market countries may experience higher inflation, interest rates and unemployment, greater social, economic, regulatory and political uncertainties, and greater volatility in currency exchange rates than more developed countries.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Underlying Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates). Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Investment Style Risk - Because the Fund invests in Underlying Funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - Markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Sovereign Debt Securities Risk - Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government's policy towards principal international lenders such as the International Monetary Fund, or the political situations to which the government may be subject. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Some sovereign debtors in the past have been able to restructure their debt payments without the approval of some or all debt holders or to declare moritoria on payments. In the event of a default on sovereign debt, the Underlying Fund may also have limited legal recourse against the defaulting government entity.

Tracking a Benchmark Index Risk - Index Funds are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Fund may not be able to precisely track the performance of its benchmark index.

An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing the performance of the Fund’s Class T shares in each full calendar year since inception and by comparing the Fund’s average annual total return to the performance of a broad-based securities market index which has investment characteristics similar to those of the Fund. No Class L share performance data is provided because Class L shares have not commenced operations. Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year. Class L shares performance would be lower than Class T shares performance because of the 12b-1 fees applicable to Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2010	11.22%
Worst Quarter	September 2011	-15.21%

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West Lifetime 2045 Fund I	Label	1 Year	Since Inception	Inception Date
Great-West Lifetime 2045 Fund I Class T	Great-West Lifetime 2045 Fund I Class T	20.13%	15.67%	May 01, 2009
Great-West Lifetime 2045 Fund I Class T1	Great-West Lifetime 2045 Fund I Class T1	19.97%	15.54%	May 01, 2009
Morningstar Lifetime Conservative 2045 Index	Morningstar Lifetime Conservative 2045 Index (reflects no deduction for fees, expenses or taxes)	19.57%	16.47%	May 01, 2009

Great-West Lifetime 2045 Fund II
Great-West Lifetime 2045 Fund II(
Investment Objective
The Fund seeks capital appreciation and income consistent with its current asset allocation. After 2045, the Fund seeks income and secondarily, capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West Lifetime 2045 Fund II		Great-West Lifetime 2045 Fund II Class T	Great-West Lifetime 2045 Fund II Class T1	Great-West Lifetime 2045 Fund II Class L
Management Fees (as a percentage of Assets)		0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees		none	0.10%	0.25%
Other Expenses (as a percentage of Assets):		none	none	none
Acquired Fund Fees and Expenses		0.87%	0.87%	0.87%
Net Expenses (as a percentage of Assets)	[1]	0.99%	1.09%	1.24%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example GREAT-WEST FUNDS INC Great-West Lifetime 2045 Fund II (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West Lifetime 2045 Fund II Class T	101	317	550	1,218
Great-West Lifetime 2045 Fund II Class T1	112	348	603	1,334
Great-West Lifetime 2045 Fund II Class L	127	395	683	1,505

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a professionally selected mix of Underlying Funds that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2045 (which is assumed to be at age 65). The Fund is designed for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Depending on its risk profile and proximity to 2045, the Fund employs a combination of investments among Underlying Funds in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Fund currently expects (as of the date of this Prospectus) to invest 75-95% of its net assets in Underlying Funds that invest primarily in equity securities and 5-25% of its net assets in Underlying Funds that invest primarily in fixed income securities. The Fund may also invest in the GWL&A Contract. Over time, the Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Fund II series are generally expected to pursue a more moderate allocation strategy relative to the Fund I or Fund III series.

GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Fund’s target allocation for the various asset classes and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Value	8.5%	International Large Growth	5.0%
Great-West T. Rowe Price Equity Income Fund Initial		Great-West MFS International Growth Fund Initial
Great-West Putnam Equity Income Fund Initial		Invesco International Growth Fund R5
Large Blend	15.4%	Diversified Emerging Markets	8.0%
Great-West S&P 500® Index Fund Initial		Invesco Developing Markets Fund R5
Large Growth	7.0%	Oppenheimer Developing Markets Fund A
Great-West American Century Growth Fund Initial		Intermediate-Term Bond	6.0%
Great-West Multi-Manager Large Cap Growth Fund Initial		Great-West Bond Index Fund Initial
Mid Value	4.3%	Great-West Loomis Sayles Bond Fund Initial
Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Federated Bond Fund Initial
Great-West Ariel Mid Cap Value Fund Initial		High Yield Bond	1.5%
Mid Blend	6.6%	Metropolitan West High Yield Bond Fund M
Great-West S&P Mid Cap 400® Index Fund Initial		Great-West Putnam High Yield Bond Fund Initial
Mid Growth	2.3%	Global Bond	1.5%
Wells Fargo Advantage Common Stock Fund A		Great-West Templeton Global Bond Fund Initial
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Oppenheimer International Bond Fund A
Small Value	3.6%	Inflation-Protected Bond	0.0%
AllianzGI NFJ Small-Cap Value Fund A		American Century Inflation Adjusted Bond Fund Inv
Great-West Loomis Sayles Small Cap Value Fund Initial		PIMCO Real Return Fund Adm
Small Blend	5.5%	Real Estate	3.9%
Great-West S&P Small Cap 600® Index Fund Initial		Great-West Real Estate Index Fund Initial
Small Growth	1.9%	Nuveen Real Estate Securities Fund I
Janus Triton Fund S		T. Rowe Price Real Estate Fund Advisor
Invesco Small Cap Discovery Fund A		Global Real Estate	1.8%
International Large Value	6.1%	Cohen & Steers International Realty Fund A
Harbor International Fund Inv		Invesco Global Real Estate Fund R5
Great-West MFS International Value Fund Initial		Third Avenue Real Estate Value Fund I
International Large Blend	11.1%	Short-Term Income/Cash	0.0%
Great-West International Index Fund Initial		Great-West Short Duration Bond Fund Initial
		GWL&A Contract

The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocation. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, and add or delete Underlying Funds at any time and without shareholder notice or approval.

The following chart illustrates the Fund’s target asset allocations among U.S. equity, foreign equity, real estate, and fixed income asset classes as of the date of this Prospectus. The illustration reflects the Fund’s neutral allocations (without any tactical adjustments by GWCM). The Fund’s actual asset allocation may differ from this illustration to reflect GWCM’s tactical adjustments to the asset mix based on market outlook or other factors. GWCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without shareholder notice or approval.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk

•
Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.

•	Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.

•
The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies. Currency risk is especially high in emerging markets.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Developing and Emerging Markets Risk - Stocks of companies located in emerging markets may be substantially more volatile, and substantially less liquid, than stocks of companies located in more developed markets. Emerging market countries may experience higher inflation, interest rates and unemployment, greater social, economic, regulatory and political uncertainties, and greater volatility in currency exchange rates than more developed countries.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Underlying Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates). Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Investment Style Risk - Because the Fund invests in Underlying Funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - Markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Sovereign Debt Securities Risk - Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government's policy towards principal international lenders such as the International Monetary Fund, or the political situations to which the government may be subject. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Some sovereign debtors in the past have been able to restructure their debt payments without the approval of some or all debt holders or to declare moritoria on payments. In the event of a default on sovereign debt, the Underlying Fund may also have limited legal recourse against the defaulting government entity.

Tracking a Benchmark Index Risk - Index Funds are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Fund may not be able to precisely track the performance of its benchmark index.

An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing the performance of the Fund’s Class T shares in each full calendar year since inception and by comparing the Fund’s average annual total return to the performance of a broad-based securities market index which has investment characteristics similar to those of the Fund. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2010	11.94%
Worst Quarter	September 2011	-16.53%

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West Lifetime 2045 Fund II	Label	1 Year	Since Inception		Inception Date
Great-West Lifetime 2045 Fund II Class T	Great-West Lifetime 2045 Fund II Class T	22.53%	16.50%	[1]	May 01, 2009
Great-West Lifetime 2045 Fund II Class T1	Great-West Lifetime 2045 Fund II Class T1	22.45%	16.38%	[1]	May 01, 2009
Great-West Lifetime 2045 Fund II Class L	Great-West Lifetime 2045 Fund II Class L	22.19%	9.66%	[2]	Apr. 07, 2011
Morningstar Lifetime Moderate 2045 Index	Morningstar Lifetime Moderate 2045 Index (reflects no deduction for fees, expenses or taxes)	23.07%	17.56%	[1]	May 01, 2009
Morningstar Lifetime Moderate 2045 Index	Morningstar Lifetime Moderate 2045 Index (reflects no deduction for fees, expenses or taxes)	23.07%	9.79%	[2]	Apr. 07, 2011
[1]	Since inception on May 1, 2009
[2]	Since inception on April 7, 2011

Great-West Lifetime 2045 Fund III
Great-West Lifetime 2045 Fund III
Investment Objective
The Fund seeks capital appreciation and income consistent with its current asset allocation. After 2045, the Fund seeks income and secondarily, capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West Lifetime 2045 Fund III		Great-West Lifetime 2045 Fund III Class T	Great-West Lifetime 2045 Fund III Class T1	Great-West Lifetime 2045 Fund III Class L
Management Fees (as a percentage of Assets)		0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees		none	0.10%	0.25%
Other Expenses (as a percentage of Assets):		none	none	none
Acquired Fund Fees and Expenses		0.88%	0.88%	0.88%	[1]
Expenses (as a percentage of Assets)	[2]	1.00%	1.10%	1.25%
[1]	The Acquired Fund (Underlying Fund) Fees and Expenses are estimated for Class L shares because the class has not yet commenced operations.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example GREAT-WEST FUNDS INC Great-West Lifetime 2045 Fund III (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West Lifetime 2045 Fund III Class T	102	319	554	1,227
Great-West Lifetime 2045 Fund III Class T1	112	350	607	1,343
Great-West Lifetime 2045 Fund III Class L	128	397	688	1,514

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a professionally selected mix of Underlying Funds that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2045 (which is assumed to be at age 65). The Fund is designed for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Depending on its risk profile and proximity to 2045, the Fund employs a combination of investments among Underlying Funds in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Fund currently expects (as of the date of this Prospectus) to invest 85-98% of its net assets in Underlying Funds that invest primarily in equity securities and 2-15% of its net assets in Underlying Funds that invest primarily in fixed income securities. The Fund may also invest in the GWL&A Contract. Over time, the Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Fund III series are generally expected to pursue a more aggressive allocation strategy relative to the Fund I or Fund II series.

GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Fund’s target allocation for the various asset classes and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Value	8.9%	International Large Growth	5.2%
Great-West T. Rowe Price Equity Income Fund Initial		Great-West MFS International Growth Fund Initial
Great-West Putnam Equity Income Fund Initial		Invesco International Growth Fund R5
Large Blend	16.2%	Diversified Emerging Markets	8.3%
Great-West S&P 500® Index Fund Initial		Invesco Developing Markets Fund R5
Large Growth	7.2%	Oppenheimer Developing Markets Fund A
Great-West American Century Growth Fund Initial		Intermediate-Term Bond	3.5%
Great-West Multi-Manager Large Cap Growth Fund Initial		Great-West Bond Index Fund Initial
Mid Value	4.5%	Great-West Loomis Sayles Bond Fund Initial
Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Federated Bond Fund Initial
Great-West Ariel Mid Cap Value Fund Initial		High Yield Bond	0.9%
Mid Blend	6.9%	Metropolitan West High Yield Bond Fund M
Great-West S&P Mid Cap 400® Index Fund Initial		Great-West Putnam High Yield Bond Fund Initial
Mid Growth	2.4%	Global Bond	0.9%
Wells Fargo Advantage Common Stock Fund A		Great-West Templeton Global Bond Fund Initial
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Oppenheimer International Bond Fund A
Small Value	3.7%	Inflation-Protected Bond	0.0%
AllianzGI NFJ Small-Cap Value Fund A		American Century Inflation Adjusted Bond Fund Inv
Great-West Loomis Sayles Small Cap Value Fund Initial		PIMCO Real Return Fund Adm
Small Blend	5.7%	Real Estate	3.8%
Great-West S&P Small Cap 600® Index Fund Initial		Great-West Real Estate Index Fund Initial
Small Growth	2.0%	Nuveen Real Estate Securities Fund I
Janus Triton Fund S		T. Rowe Price Real Estate Fund Advisor
Invesco Small Cap Discovery Fund A		Global Real Estate	2.1%
International Large Value	6.3%	Cohen & Steers International Realty Fund A
Harbor International Fund Inv		Invesco Global Real Estate Fund R5
Great-West MFS International Value Fund Initial		Third Avenue Real Estate Value Fund I
International Large Blend	11.5%	Short-Term Income/Cash	0.0%
Great-West International Index Fund Initial		Great-West Short Duration Bond Fund Initial
		GWL&A Contract

The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocation. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, and add or delete Underlying Funds at any time and without shareholder notice or approval.

The following chart illustrates the Fund’s target asset allocations among U.S. equity, foreign equity, real estate, and fixed income asset classes as of the date of this Prospectus. The illustration reflects the Fund’s neutral allocations (without any tactical adjustments by GWCM). The Fund’s actual asset allocation may differ from this illustration to reflect GWCM’s tactical adjustments to the asset mix based on market outlook or other factors. GWCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without shareholder notice or approval.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk

•
Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.

•	Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.

•
The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies. Currency risk is especially high in emerging markets.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Developing and Emerging Markets Risk - Stocks of companies located in emerging markets may be substantially more volatile, and substantially less liquid, than stocks of companies located in more developed markets. Emerging market countries may experience higher inflation, interest rates and unemployment, greater social, economic, regulatory and political uncertainties, and greater volatility in currency exchange rates than more developed countries.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Underlying Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates). Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Investment Style Risk - Because the Fund invests in Underlying Funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - Markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Sovereign Debt Securities Risk - Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government's policy towards principal international lenders such as the International Monetary Fund, or the political situations to which the government may be subject. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Some sovereign debtors in the past have been able to restructure their debt payments without the approval of some or all debt holders or to declare moritoria on payments. In the event of a default on sovereign debt, the Underlying Fund may also have limited legal recourse against the defaulting government entity.

Tracking a Benchmark Index Risk - Index Funds are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Fund may not be able to precisely track the performance of its benchmark index.

An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing the performance of the Fund’s Class T shares in each full calendar year since inception and by comparing the Fund’s average annual total return to the performance of a broad-based securities market index which has investment characteristics similar to those of the Fund. No Class L share performance data is provided because Class L shares have not commenced operations. Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year. Class L shares performance would be lower than Class T shares performance because of the 12b-1 fees applicable to Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2010	12.24%
Worst Quarter	September 2011	-17.08%

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West Lifetime 2045 Fund III	Label	1 Year	Since Inception	Inception Date
Great-West Lifetime 2045 Fund III Class T	Great-West Lifetime 2045 Fund III Class T	23.62%	16.88%	May 01, 2009
Great-West Lifetime 2045 Fund III Class T1	Great-West Lifetime 2045 Fund III Class T1	23.54%	16.77%	May 01, 2009
Morningstar Lifetime Aggressive 2045 Index	Morningstar Lifetime Aggressive 2045 Index (reflects no deduction for fees, expenses or taxes)	24.64%	18.05%	May 01, 2009

Great-West Lifetime 2055 Fund I
Great-West Lifetime 2055 Fund I
Investment Objective
The Fund seeks capital appreciation and income consistent with its current asset allocation. After 2055, the Fund seeks income and secondarily, capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West Lifetime 2055 Fund I		Great-West Lifetime 2055 Fund I Class T	Great-West Lifetime 2055 Fund I Class T1	Great-West Lifetime 2055 Fund I Class L
Management Fees (as a percentage of Assets)		0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees		none	0.10%	0.25%
Other Expenses (as a percentage of Assets):		none	none	none
Acquired Fund Fees and Expenses		0.87%	0.87%	0.87%	[1]
Expenses (as a percentage of Assets)	[2]	0.99%	1.09%	1.24%
[1]	The Acquired Fund (Underlying Fund) Fees and Expenses are estimated for Class L shares because the class has not yet commenced operations
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example GREAT-WEST FUNDS INC Great-West Lifetime 2055 Fund I (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West Lifetime 2055 Fund I Class T	Class T	101	314	545	1,210
Great-West Lifetime 2055 Fund I Class T1	Class T1	111	346	599	1,325
Great-West Lifetime 2055 Fund I Class L	Class L	126	392	679	1,497

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a professionally selected mix of Underlying Funds that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2055 (which is assumed to be at age 65). The Fund is designed for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Depending on its risk profile and proximity to 2055, the Fund employs a combination of investments among Underlying Funds in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Fund currently expects (as of the date of this Prospectus) to invest 65-95% of its net assets in Underlying Funds that invest primarily in equity securities and 5-35% of its net assets in Underlying Funds that invest primarily in fixed income securities. The Fund may also invest in the GWL&A Contract. Over time, the Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Fund I series are generally expected to pursue a more conservative allocation strategy relative to the Fund II or Fund III series.

GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Fund’s target allocation for the various asset classes and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Value	7.3%	International Large Growth	4.9%
Great-West T. Rowe Price Equity Income Fund Initial		Great-West MFS International Growth Fund Initial
Great-West Putnam Equity Income Fund Initial		Invesco International Growth Fund R5
Large Blend	13.4%	Diversified Emerging Markets	8.9%
Great-West S&P 500® Index Fund Initial		Invesco Developing Markets Fund R5
Large Growth	6.0%	Oppenheimer Developing Markets Fund A
Great-West American Century Growth Fund Initial		Intermediate-Term Bond	9.8%
Great-West Multi-Manager Large Cap Growth Fund Initial		Great-West Bond Index Fund Initial
Mid Value	3.7%	Great-West Loomis Sayles Bond Fund Initial
Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Federated Bond Fund Initial
Great-West Ariel Mid Cap Value Fund Initial		High Yield Bond	2.5%
Mid Blend	5.7%	Metropolitan West High Yield Bond Fund M
Great-West S&P Mid Cap 400® Index Fund Initial		Great-West Putnam High Yield Bond Fund Initial
Mid Growth	2.0%	Global Bond	2.9%
Wells Fargo Advantage Common Stock Fund A		Great-West Templeton Global Bond Fund Initial
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Oppenheimer International Bond Fund A
Small Value	3.5%	Inflation-Protected Bond	0.0%
AllianzGI NFJ Small-Cap Value Fund A		American Century Inflation Adjusted Bond Fund Inv
Great-West Loomis Sayles Small Cap Value Fund Initial		PIMCO Real Return Fund Adm
Small Blend	5.4%	Real Estate	3.6%
Great-West S&P Small Cap 600® Index Fund Initial		Great-West Real Estate Index Fund Initial
Small Growth	1.9%	Nuveen Real Estate Securities Fund I
Janus Triton Fund S		T. Rowe Price Real Estate Fund Advisor
Invesco Small Cap Discovery Fund A		Global Real Estate	1.5%
International Large Value	6.0%	Cohen & Steers International Realty Fund A
Harbor International Fund Inv		Invesco Global Real Estate Fund R5
Great-West MFS International Value Fund Initial		Third Avenue Real Estate Value Fund I
International Large Blend	11.0%	Short-Term Income/Cash	0.0%
Great-West International Index Fund Initial		Great-West Short Duration Bond Fund Initial
		GWL&A Contract

The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocation. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, and add or delete Underlying Funds at any time and without shareholder notice or approval.

The following chart illustrates the Fund’s target asset allocations among U.S. equity, foreign equity, real estate, and fixed income asset classes as of the date of this Prospectus. The illustration reflects the Fund’s neutral allocations (without any tactical adjustments by GWCM). The Fund’s actual asset allocation may differ from this illustration to reflect GWCM’s tactical adjustments to the asset mix based on market outlook or other factors. GWCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without shareholder notice or approval.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk

•
Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.

•	Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.

•
The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies. Currency risk is especially high in emerging markets.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Developing and Emerging Markets Risk - Stocks of companies located in emerging markets may be substantially more volatile, and substantially less liquid, than stocks of companies located in more developed markets. Emerging market countries may experience higher inflation, interest rates and unemployment, greater social, economic, regulatory and political uncertainties, and greater volatility in currency exchange rates than more developed countries.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Underlying Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates). Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Investment Style Risk - Because the Fund invests in Underlying Funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - Markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Sovereign Debt Securities Risk - Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government's policy towards principal international lenders such as the International Monetary Fund, or the political situations to which the government may be subject. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Some sovereign debtors in the past have been able to restructure their debt payments without the approval of some or all debt holders or to declare moritoria on payments. In the event of a default on sovereign debt, the Underlying Fund may also have limited legal recourse against the defaulting government entity.

Tracking a Benchmark Index Risk - Index Funds are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Fund may not be able to precisely track the performance of its benchmark index.

An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing the performance of the Fund’s Class T shares in each full calendar year since inception and by comparing the Fund’s average annual total return to the performance of a broad-based securities market index which has investment characteristics similar to those of the Fund. No Class L share performance data is provided because Class L shares have not commenced operations. Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year. Class L shares performance would be lower than Class T shares performance because of the 12b-1 fees applicable to Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2010	11.51%
Worst Quarter	September 2011	-15.56%

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West Lifetime 2055 Fund I	Label	1 Year	Since Inception	Inception Date
Great-West Lifetime 2055 Fund I Class T	Great-West Lifetime 2055 Fund I Class T	20.36%	15.70%	May 01, 2009
Great-West Lifetime 2055 Fund I Class T1	Great-West Lifetime 2055 Fund I Class T1	20.32%	15.60%	May 01, 2009
Morningstar Lifetime Conservative 2055 Index	Morningstar Lifetime Conservative 2055 Index (reflects no deduction for fees, expenses or taxes)	19.73%	16.56%	May 01, 2009

Great-West Lifetime 2055 Fund II
Great-West Lifetime 2055 Fund II
Investment Objective
The Fund seeks capital appreciation and income consistent with its current asset allocation. After 2055, the Fund seeks income and secondarily, capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West Lifetime 2055 Fund II		Great-West Lifetime 2055 Fund II Class T	Great-West Lifetime 2055 Fund II Class T1	Great-West Lifetime 2055 Fund II Class L
Management Fees (as a percentage of Assets)		0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees		none	0.10%	0.25%
Other Expenses (as a percentage of Assets):		none	none	none
Acquired Fund Fees and Expenses		0.88%	0.88%	0.88%
Expenses (as a percentage of Assets)	[1]	1.00%	1.10%	1.25%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example GREAT-WEST FUNDS INC Great-West Lifetime 2055 Fund II (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West Lifetime 2055 Fund II Class T	102	320	554	1,229
Great-West Lifetime 2055 Fund II Class T1	113	351	608	1,344
Great-West Lifetime 2055 Fund II Class L	128	398	688	1,515

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a professionally selected mix of Underlying Funds that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2055 (which is assumed to be at age 65). The Fund is designed for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Depending on its risk profile and proximity to 2055, the Fund employs a combination of investments among Underlying Funds in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Fund currently expects (as of the date of this Prospectus) to invest 75-98% of its net assets in Underlying Funds that invest primarily in equity securities and 2-25% of its net assets in Underlying Funds that invest primarily in fixed income securities. The Fund may also invest in the GWL&A Contract. Over time, the Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Fund II series are generally expected to pursue a more moderate allocation strategy relative to the Fund I or Fund III series.

GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Fund’s target allocation for the various asset classes and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Value	8.0%	International Large Growth	5.4%
Great-West T. Rowe Price Equity Income Fund Initial		Great-West MFS International Growth Fund Initial
Great-West Putnam Equity Income Fund Initial		Invesco International Growth Fund R5
Large Blend	14.5%	Diversified Emerging Markets	9.7%
Great-West S&P 500® Index Fund Initial		Invesco Developing Markets Fund R5
Large Growth	6.5%	Oppenheimer Developing Markets Fund A
Great-West American Century Growth Fund Initial		Intermediate-Term Bond	5.2%
Great-West Multi-Manager Large Cap Growth Fund Initial		Great-West Bond Index Fund Initial
Mid Value	4.0%	Great-West Loomis Sayles Bond Fund Initial
Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Federated Bond Fund Initial
Great-West Ariel Mid Cap Value Fund Initial		High Yield Bond	1.3%
Mid Blend	6.2%	Metropolitan West High Yield Bond Fund M
Great-West S&P Mid Cap 400® Index Fund Initial		Great-West Putnam High Yield Bond Fund Initial
Mid Growth	2.2%	Global Bond	1.5%
Wells Fargo Advantage Common Stock Fund A		Great-West Templeton Global Bond Fund Initial
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Oppenheimer International Bond Fund A
Small Value	3.8%	Inflation-Protected Bond	0.0%
AllianzGI NFJ Small-Cap Value Fund A		American Century Inflation Adjusted Bond Fund Inv
Great-West Loomis Sayles Small Cap Value Fund Initial		PIMCO Real Return Fund Adm
Small Blend	5.9%	Real Estate	3.4%
Great-West S&P Small Cap 600® Index Fund Initial		Great-West Real Estate Index Fund Initial
Small Growth	2.1%	Nuveen Real Estate Securities Fund I
Janus Triton Fund S		T. Rowe Price Real Estate Fund Advisor
Invesco Small Cap Discovery Fund A		Global Real Estate	1.8%
International Large Value	6.6%	Cohen & Steers International Realty Fund A
Harbor International Fund Inv		Invesco Global Real Estate Fund R5
Great-West MFS International Value Fund Initial		Third Avenue Real Estate Value Fund I
International Large Blend	11.9%	Short-Term Income/Cash	0.0%
Great-West International Index Fund Initial		Great-West Short Duration Bond Fund Initial
		GWL&A Contract

The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocation. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, and add or delete Underlying Funds at any time and without shareholder notice or approval.

The following chart illustrates the Fund’s target asset allocations among U.S. equity, foreign equity, real estate, and fixed income asset classes as of the date of this Prospectus. The illustration reflects the Fund’s neutral allocations (without any tactical adjustments by GWCM). The Fund’s actual asset allocation may differ from this illustration to reflect GWCM’s tactical adjustments to the asset mix based on market outlook or other factors. GWCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without shareholder notice or approval.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk

•
Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.

•	Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.

•
The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies. Currency risk is especially high in emerging markets.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Developing and Emerging Markets Risk - Stocks of companies located in emerging markets may be substantially more volatile, and substantially less liquid, than stocks of companies located in more developed markets. Emerging market countries may experience higher inflation, interest rates and unemployment, greater social, economic, regulatory and political uncertainties, and greater volatility in currency exchange rates than more developed countries.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Underlying Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates). Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Investment Style Risk - Because the Fund invests in Underlying Funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - Markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Sovereign Debt Securities Risk - Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government's policy towards principal international lenders such as the International Monetary Fund, or the political situations to which the government may be subject. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Some sovereign debtors in the past have been able to restructure their debt payments without the approval of some or all debt holders or to declare moritoria on payments. In the event of a default on sovereign debt, the Underlying Fund may also have limited legal recourse against the defaulting government entity.

Tracking a Benchmark Index Risk - Index Funds are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Fund may not be able to precisely track the performance of its benchmark index.

An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing the performance of the Fund’s Class T shares in each full calendar year since inception and by comparing the Fund’s average annual total return to the performance of a broad-based securities market index which has investment characteristics similar to those of the Fund. Class L shares performance would be lower than Class T shares performance because of the 12b-1 fees applicable to Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2010	12.20%
Worst Quarter	September 2011	-16.72%

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West Lifetime 2055 Fund II	Label	1 Year	Since Inception		Inception Date
Great-West Lifetime 2055 Fund II Class T	Great-West Lifetime 2055 Fund II Class T	22.41%	16.46%	[1]	May 01, 2009
Great-West Lifetime 2055 Fund II Class T1	Great-West Lifetime 2055 Fund II Class T1	22.28%	16.31%	[1]	May 01, 2009
Great-West Lifetime 2055 Fund II Class L	Great-West Lifetime 2055 Fund II Class L	22.01%	9.45%	[2]	Apr. 07, 2011
Morningstar Lifetime Moderate 2055 Index	Morningstar Lifetime Moderate 2055 Index (reflects no deduction for fees, expenses or taxes)	22.49%	17.43%	[1]	May 01, 2009
Morningstar Lifetime Moderate 2055 Index	Morningstar Lifetime Moderate 2055 Index (reflects no deduction for fees, expenses or taxes)	22.49%	9.43%	[2]	Apr. 07, 2011
[1]	Since inception on May 1, 2009
[2]	Since inception on April 7, 2011

Great-West Lifetime 2055 Fund III
Great-West Lifetime 2055 Fund III
Investment Objective
The Fund seeks capital appreciation and income consistent with its current asset allocation. After 2055, the Fund seeks income and secondarily, capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West Lifetime 2055 Fund III		Great-West Lifetime 2055 Fund III Class T	Great-West Lifetime 2055 Fund III Class T1	Great-West Lifetime 2055 Fund III Class L
Management Fees (as a percentage of Assets)		0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees		none	0.10%	0.25%
Other Expenses (as a percentage of Assets):		none	none	none
Acquired Fund Fees and Expenses		0.89%	0.89%	0.89%	[1]
Expenses (as a percentage of Assets)	[2]	1.01%	1.11%	1.26%
[1]	The Acquired Fund (Underlying Fund) Fees and Expenses are estimated for Class L shares because the class has not yet commenced operations.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example GREAT-WEST FUNDS INC Great-West Lifetime 2055 Fund III (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West Lifetime 2055 Fund III Class T	Class T	103	322	559	1,240
Great-West Lifetime 2055 Fund III Class T1	Class T1	113	354	613	1,355
Great-West Lifetime 2055 Fund III Class L	Class L	129	401	693	1,526

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a professionally selected mix of Underlying Funds that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2055 (which is assumed to be at age 65). The Fund is designed for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Depending on its risk profile and proximity to 2055, the Fund employs a combination of investments among Underlying Funds in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Fund currently expects (as of the date of this Prospectus) to invest 85-98% of its net assets in Underlying Funds that invest primarily in equity securities and 2-15% of its net assets in Underlying Funds that invest primarily in fixed income securities. The Fund may also invest in the GWL&A Contract. Over time, the Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Fund III series are generally expected to pursue a more aggressive allocation strategy relative to the Fund I or Fund II series.

GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives. The following table shows the Fund’s target allocation for the various asset classes and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Value	8.2%	International Large Growth	5.5%
Great-West T. Rowe Price Equity Income Fund Initial		Great-West MFS International Growth Fund Initial
Great-West Putnam Equity Income Fund Initial		Invesco International Growth Fund R5
Large Blend	15.1%	Diversified Emerging Markets	10.1%
Great-West S&P 500® Index Fund Initial		Invesco Developing Markets Fund R5
Large Growth	6.7%	Oppenheimer Developing Markets Fund A
Great-West American Century Growth Fund Initial		Intermediate-Term Bond	3.2%
Great-West Multi-Manager Large Cap Growth Fund Initial		Great-West Bond Index Fund Initial
Mid Value	4.2%	Great-West Loomis Sayles Bond Fund Initial
Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Federated Bond Fund Initial
Great-West Ariel Mid Cap Value Fund Initial		High Yield Bond	0.8%
Mid Blend	6.4%	Metropolitan West High Yield Bond Fund M
Great-West S&P Mid Cap 400® Index Fund Initial		Great-West Putnam High Yield Bond Fund Initial
Mid Growth	2.2%	Global Bond	1.0%
Wells Fargo Advantage Common Stock Fund A		Great-West Templeton Global Bond Fund Initial
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Oppenheimer International Bond Fund A
Small Value	4.0%	Inflation-Protected Bond	0.0%
AllianzGI NFJ Small-Cap Value Fund A		American Century Inflation Adjusted Bond Fund Inv
Great-West Loomis Sayles Small Cap Value Fund Initial		PIMCO Real Return Fund Adm
Small Blend	6.1%	Real Estate	3.2%
Great-West S&P Small Cap 600® Index Fund Initial		Great-West Real Estate Index Fund Initial
Small Growth	2.1%	Nuveen Real Estate Securities Fund I
Janus Triton Fund S		T. Rowe Price Real Estate Fund Advisor
Invesco Small Cap Discovery Fund A		Global Real Estate	2.0%
International Large Value	6.8%	Cohen & Steers International Realty Fund A
Harbor International Fund Inv		Invesco Global Real Estate Fund R5
Great-West MFS International Value Fund Initial		Third Avenue Real Estate Value Fund I
International Large Blend	12.4%	Short-Term Income/Cash	0.0%
Great-West International Index Fund Initial		Great-West Short Duration Bond Fund Initial
		GWL&A Contract

The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocation. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, and add or delete Underlying Funds at any time and without shareholder notice or approval.

The following chart illustrates the Fund’s target asset allocations among U.S. equity, foreign equity, real estate, and fixed income asset classes as of the date of this Prospectus. The illustration reflects the Fund’s neutral allocations (without any tactical adjustments by GWCM). The Fund’s actual asset allocation may differ from this illustration to reflect GWCM’s tactical adjustments to the asset mix based on market outlook or other factors. GWCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without shareholder notice or approval.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk

•
Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.

•	Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.

•
The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies. Currency risk is especially high in emerging markets.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Developing and Emerging Markets Risk - Stocks of companies located in emerging markets may be substantially more volatile, and substantially less liquid, than stocks of companies located in more developed markets. Emerging market countries may experience higher inflation, interest rates and unemployment, greater social, economic, regulatory and political uncertainties, and greater volatility in currency exchange rates than more developed countries.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Underlying Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates). Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Investment Style Risk - Because the Fund invests in Underlying Funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - Markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Sovereign Debt Securities Risk - Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government's policy towards principal international lenders such as the International Monetary Fund, or the political situations to which the government may be subject. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Some sovereign debtors in the past have been able to restructure their debt payments without the approval of some or all debt holders or to declare moritoria on payments. In the event of a default on sovereign debt, the Underlying Fund may also have limited legal recourse against the defaulting government entity.

Tracking a Benchmark Index Risk - Index Funds are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Fund may not be able to precisely track the performance of its benchmark index.

An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing the performance of the Fund’s Class T shares in each full calendar year since inception and by comparing the Fund’s average annual total return to the performance of a broad-based securities market index which has investment characteristics similar to those of the Fund. No Class L share performance data is provided because Class L shares have not commenced operations. Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year. Class L shares performance would be lower than Class T shares performance because of the 12b-1 fees applicable to Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2010	12.35%
Worst Quarter	September 2011	-17.22%

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West Lifetime 2055 Fund III	Label	1 Year	Since Inception	Inception Date
Great-West Lifetime 2055 Fund III Class T	Great-West Lifetime 2055 Fund III Class T	23.26%	16.73%	May 01, 2009
Great-West Lifetime 2055 Fund III Class T1	Great-West Lifetime 2055 Fund III Class T1	23.18%	16.67%	May 01, 2009
Morningstar Lifetime Aggressive 2055 Index	Morningstar Lifetime Aggressive 2055 Index (reflects no deduction for fees, expenses or taxes)	23.87%	17.85%	May 01, 2009

Great-West Loomis Sayles Bond Fund
Great-West Loomis Sayles Bond Fund
Investment Objective
The Fund seeks high total investment return through a combination of current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West Loomis Sayles Bond Fund	Great-West Loomis Sayles Bond Fund Initial Class	Great-West Loomis Sayles Bond Fund Class L
Management Fees (as a percentage of Assets)	0.90%	0.90%
Distribution and Service (12b-1) Fees	none	0.25%
Other Expenses (as a percentage of Assets):	none	none
Expenses (as a percentage of Assets)	0.90%	1.15%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example GREAT-WEST FUNDS INC Great-West Loomis Sayles Bond Fund (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West Loomis Sayles Bond Fund Initial Class	Initial Class	92	287	498	1,108
Great-West Loomis Sayles Bond Fund Class L	Class L	117	365	633	1,398

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies
The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. The Fund will focus on good relative value based on the credit outlook of the issuer, good structural fit within the objectives and constraints of the Fund, and maximum total return potential.

The Fund may invest up to 20% in preferred stock and convertible preferred stock. It may invest up to 20% of its total assets in foreign securities; however, securities of Canadian issuers and securities issued by supranational agencies (e.g., the World Bank) are not subject to this 20% limitation. It may also invest up to 35% of its total assets in securities of below investment grade quality (“high yield-high risk” or “junk”) bonds. The Fund may also invest in bank loans.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Bank Loan Risk - Bank loans, which include institutionally-traded floating rate securities, are obligations of companies or other entities that are typically issued in connection with recapitalizations, acquisitions, and refinancings. Bank loans often involve borrowers whose financial conditions are troubled or uncertain and companies that are highly leveraged. The market for bank loans may not be highly liquid and the Fund may have difficulty selling bank loans. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower.

Convertible Securities Risk - Convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible securities, may be illiquid.

Credit Risk - An issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which the Fund invests will have a significant impact on the performance of the Fund.

High Yield Securities Risk - Below investment grade ("high yield-high risk" or "junk") bonds have a higher degree of credit risk and may be less liquid and subject to greater volatility in market value than investment grade bonds.

Interest Rate Risk - The market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield. There may be less governmental intervention in the securities markets in the near future. If so, it could cause an increase in interest rates, which could have a negative impact on fixed income securities and could negatively affect the Fund's net asset value.

Liquidity Risk - The fixed income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - The market values of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably. A security's market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Preferred Stock Risk - Preferred stocks are subject to interest rate risk and credit risk.

U.S. Government Securities Risk - Yields available from U.S. Government securities are generally lower than yields from many other fixed income securities. U.S. Government securities may be adversely affected by changes in interest rates or a default by, or decline in the credit quality of, the U.S. Government.

An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the last ten calendar years and comparing its average annual total return to the performance of a broad-based securities market index. No Class L share performance data is provided because Class L shares have not commenced operations.  Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year.  Class L shares performance would be lower than Initial Class performance because of the 12b-1 fees applicable to Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June, 2009	16.02%
Worst Quarter	December, 2008	(11.90)%

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West Loomis Sayles Bond Fund	Label	1 Year	5 Years	10 Years
Great-West Loomis Sayles Bond Fund Initial Class	Initial Class	8.04%	15.37%	8.26%
BofA Merrill Lynch Corporate/Government Index	BofA Merrill Lynch Corporate/Government Index (reflects no deduction for fees, expenses or taxes)	(2.68%)	4.47%	4.50%

Great-West Loomis Sayles Small Cap Value Fund
Great-West Loomis Sayles Small Cap Value Fund
Investment Objective
The Fund seeks long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West Loomis Sayles Small Cap Value Fund	Great-West Loomis Sayles Small Cap Value Fund Initial Class	Great-West Loomis Sayles Small Cap Value Fund Class L
Management Fees (as a percentage of Assets)	1.00%	1.00%
Distribution and Service (12b-1) Fees	none	0.25%
Other Expenses (as a percentage of Assets):	0.08%	0.30%	[1]
Expenses (as a percentage of Assets)	1.08%	1.55%
[1]	Other expenses are estimated for Class L shares because the class has not yet commenced operations.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example GREAT-WEST FUNDS INC Great-West Loomis Sayles Small Cap Value Fund (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West Loomis Sayles Small Cap Value Fund Initial Class	Initial Class	110	343	595	1,317
Great-West Loomis Sayles Small Cap Value Fund Class L	Class L	158	490	845	1,845

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies
The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000® Index ($3.5 million to $5.3 billion as of December 31, 2013), an index that tracks stocks of the 2000 smallest U.S. companies in the Russell 3000® Index, at the time of purchase.

The Fund seeks to build a core small-cap portfolio of common stocks of solid companies that the portfolio managers believe are under-valued in the market and have favorable prospects for recovery. Stocks may be under-valued due to negative investor sentiment, short-term fundamental problems, or investor misperceptions. The Fund will opportunistically invest in companies that have experienced business problems but which are believed to have favorable prospects for recovery. The Fund will invest the remainder of its available net assets in securities of companies with market capitalizations outside of the Russell 2000® Index market capitalization range.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Investment Style Risk - Returns from small- or mid-capitalization stocks and/or value stocks may trail returns from the overall stock market.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Small and Medium Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the last ten calendar years and comparing its average annual total return to the performance of two broad-based securities market indices. No Class L share performance data is provided because Class L shares have not commenced operations.  Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year. Class L shares performance would be lower than Initial Class performance because of the 12b-1 fees applicable to Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September, 2009	19.1%
Worst Quarter	December, 2008	(24.16)%

Average Annual Total Returns for the Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West Loomis Sayles Small Cap Value Fund	Label	1 Year	5 Years	10 Years
Great-West Loomis Sayles Small Cap Value Fund Initial Class	Initial Class	34.87%	19.41%	9.95%
Russell 2000® Value Index	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	38.82%	20.08%	9.07%
Russell 2000® Index	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	34.52%	17.64%	8.61%

Great-West MFS International Growth Fund
Great-West MFS International Growth Fund (MFS International Growth Portfolio) Fu
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West MFS International Growth Fund	Great-West MFS International Growth Fund Initial Class	Great-West MFS International Growth Fund Class L
Management Fees (as a percentage of Assets)	1.20%	1.20%
Distribution and Service (12b-1) Fees	none	0.25%
Other Expenses (as a percentage of Assets):	none	none
Net Expenses (as a percentage of Assets)	1.20%	1.45%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example GREAT-WEST FUNDS INC Great-West MFS International Growth Fund (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West MFS International Growth Fund Initial Class	Initial Class	122	381	660	1,455
Great-West MFS International Growth Fund Class L	Class L	148	459	792	1,735

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies
The Fund will, under normal circumstances, invest at least 80% of its net assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of foreign (including emerging markets) issuers. The Fund may invest a large percentage of its assets in issuers in a single country, a small number of countries, or a particular geographic region; provided that the Fund will, under normal circumstances, invest in at least three different countries. The Fund may invest in companies of any size.

The issuer of a security or other investment is generally deemed to be economically tied to a particular country if: the security or other investment is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities; the issuer is organized under the laws of, and maintains a principal office in, that country; the issuer has its principal securities trading market in that country; the issuer derives 50% or more of its total revenues from goods sold or services performed in that country; the issuer has 50% or more of its assets in that country; the issuer is included in an index which is representative of that country; or the issuer is exposed to the economic fortunes and risks of that country.

The Fund generally focuses on investing its assets in the stocks of companies that the Sub-Adviser believes have above average growth potential and that are also trading at reasonable valuations. The Sub-Adviser uses a bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Convertible Securities Risk - Convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible securities, may be illiquid.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies. Currency risk is especially high in emerging markets.

Depositary Receipts Risk - Depositary receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

Developing and Emerging Markets Risk - Stocks of companies located in emerging markets may be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets. Emerging market countries may experience higher inflation, interest rates and unemployment, greater social, economic, regulatory and political uncertainties, and greater volatility in currency exchange rates than more developed countries.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which the Fund invests will have a significant impact on the performance of the Fund.

Growth Stock Risk - Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Investment Style Risk - Returns from foreign stocks and/or growth stocks may trail returns from the overall stock market.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Preferred Stock Risk - Preferred stocks are subject to interest rate risk and credit risk.

Small and Medium Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the last ten calendar years and comparing its average annual total return to the performance of a broad-based securities market index. No Class L share performance data is provided because Class L shares have not commenced operations.  Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year. Class L shares performance would be lower than Initial Class performance because of the 12b-1 fees applicable to Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2009	20.65%
Worst Quarter	September 2011	(20.22)%

Average Annual Total Returns for the Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West MFS International Growth Fund	Label	1 Year	5 Years	10 Years
Great-West MFS International Growth Fund Initial Class	Initial Class	18.21%	13.55%	8.56%
MSCI EAFE Index	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	22.78%	12.44%	6.91%

Great-West MFS International Value Fund
Great-West MFS International Value Fund (MFS International Value Portfolio) Fu
Investment Objective
The Fund seeks long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West MFS International Value Fund		Great-West MFS International Value Fund Initial Class	Great-West MFS International Value Fund Class L
Management Fees (as a percentage of Assets)		1.00%	1.00%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses (as a percentage of Assets):		0.11%	21.89%
Expenses (as a percentage of Assets)		1.11%	23.14%
Fee Waiver or Reimbursement	[1]	none	(21.69%)
Net Expenses (as a percentage of Assets)		1.11%	1.45%
[1]	GWCM has contractually agreed to pay expenses that exceed 1.20% and 1.45% of the Fund’s average daily net assets for the Initial Class shares and Class L shares, respectively. These expense reimbursements shall continue in effect indefinitely and will be discontinued only upon termination or amendment of the investment advisory agreement with GWCM.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example GREAT-WEST FUNDS INC Great-West MFS International Value Fund (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West MFS International Value Fund Initial Class	Initial Class	112	350	606	1,339
Great-West MFS International Value Fund Class L	Class L	148	460	794	1,740

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies
The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Under normal circumstances, the Fund will invest primarily in companies located outside the U.S., including those in emerging markets. The Sub-Adviser may invest a large percentage of the Fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region. The Sub-Adviser may invest the Fund’s assets in companies of any size.

The Fund generally focuses on investing its assets in the stocks of companies that the Sub-Adviser believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. The Sub-Adviser uses a bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

The Fund may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; credit default swaps and credit default swap indices; and interest rate or currency swaps. The Fund may use derivatives for any of the following purposes: as a substitute for buying and selling securities; to hedge against the economic impact of adverse changes in the market value of its portfolio securities due to changes in stock market prices, currency exchange rates or interest rates; or to enhance the Fund’s return as a non-hedging strategy that may be considered speculative.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies. Currency risk is especially high in emerging markets.

Depositary Receipts Risk - Depositary receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

Derivative Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Developing and Emerging Markets Risk - Stocks of companies located in emerging markets may be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets. Emerging market countries may experience higher inflation, interest rates and unemployment, greater social, economic, regulatory and political uncertainties, and greater volatility in currency exchange rates than more developed countries.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which the Fund invests will have a significant impact on the performance of the Fund.

Investment Style Risk - Returns from foreign stocks and/or value stocks may trail returns from the overall stock market.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Small and Medium Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the last ten calendar years and comparing its average annual total return to the performance of two broad-based securities market indices. No Class L share performance data is provided because Class L shares commenced operations on April 30, 2013.  Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year. Class L shares performance would be lower than Initial Class performance because of the 12b-1 fees applicable to Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

On September 1, 2009, the Fund replaced the prior sub-adviser with the current Sub-Adviser. Consequently, the Fund’s total returns shown below for the periods prior to September 1, 2009 are not necessarily indicative of the performance of the Fund, as it is currently managed.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	26.36%
Worst Quarter	December 2008	(30.24)%

Average Annual Total Returns for the Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West MFS International Value Fund	Label	1 Year	5 Years	10 Years
Great-West MFS International Value Fund Initial Class	Initial Class	27.99%	16.18%	6.96%
MSCI EAFE Index	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	22.78%	12.44%	6.91%
MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes)	MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes)	22.95%	11.99%	6.77%

Great-West Money Market Fund
Great-West Money Market Fund (Money Market Portfolio) Fu
Investment Objective
The Fund seeks as high a level of current income as is consistent with the preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	GREAT-WEST FUNDS INC Great-West Money Market Fund Great-West Money Market Fund Initial Class
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none
Net Expenses (as a percentage of Assets)	0.46%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
GREAT-WEST FUNDS INC Great-West Money Market Fund Great-West Money Market Fund Initial Class	47	148	258	579

Principal Investment Strategies
As a money market fund, the Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share. The Fund will invest in short-term securities that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including U.S. Treasury obligations, backed by the full faith and credit of the U.S. Government, and securities of agencies of the U.S. Government including, but not limited to, the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and the Federal Home Loan Bank that carry no government guarantees.

The Fund will invest in securities that are only denominated in U.S. Dollars and in securities with a weighted average maturity of less than 60 days and a dollar-weighted average life to maturity of no more than 120 days.

The Fund will invest in high-quality, short-term fixed income securities. These securities will have a rating in one of the two highest rating categories for short-term fixed income obligations by at least one nationally recognized statistical rating organization such as Moody’s Investor Services, Inc. or Standard & Poor’s Corporation (or unrated securities of comparable quality).

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Credit Risk - An issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Interest Rate Risk - The market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield. There may be less governmental intervention in the securities markets in the near future. If so, it could cause an increase in interest rates, which could have a negative impact on fixed income securities and could negatively affect the Fund's net asset value.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - The market values of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably. A security's market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Other Risks - When the Fund is extensively invested in securities with high credit quality such as instruments issued by the U.S. Government or its agencies, its yield may be lower than the yield would be if the Fund were more extensively invested in other types of money market instruments.

Possible Loss of Money - An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible your shares could be worth less than $1.00 per share when you sell them.

Stable NAV Risk - The Fund may not be able to maintain an NAV per share of $1.00 at all times. Shareholders of the Fund should not rely on or expect GWCM or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund, or take other actions to help the Fund maintain a stable $1.00 share price.

U.S. Government Securities Risk - Yields available from U.S. Government securities are generally lower than yields from many other fixed income securities. U.S. Government securities may be adversely affected by changes in interest rates or a default by, or decline in the credit quality of, the U.S. Government.

U.S. Government Sponsored Securities Risk - Securities issued by U.S. Government-sponsored enterprises ("GSEs"), such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are not issued or guaranteed by the U.S. Treasury.

An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the Fund’s performance for the last ten calendar years. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	March 2007	1.22%
Worst Quarter	December 2013	—%

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns	1 Year	5 Years	10 Years
GREAT-WEST FUNDS INC Great-West Money Market Fund Great-West Money Market Fund Initial Class	none	none	1.47%

Yield
Yield and effective yield will fluctuate and may not provide a basis for comparison with bank deposits, other mutual funds or other investments which are insured or pay a fixed yield for a stated period of time. Yields are based on past results and are not an indication of future performance. The yield figures include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

As of December 31, 2013, the Fund’s 7-day yield and its effective yield were:

7-Day Yield	Effective Yield
0.05%	0.00%

Great-West Multi-Manager Large Cap Growth Fund
Great-West Multi-Manager Large Cap Growth Fund
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West Multi-Manager Large Cap Growth Fund		Great-West Multi-Manager Large Cap Growth Fund Initial Class	Great-West Multi-Manager Large Cap Growth Fund Class L
Management Fees (as a percentage of Assets)	[1]	1.00%	1.00%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses (as a percentage of Assets):		none	none
Net Expenses (as a percentage of Assets)	[2]	1.00%	1.25%
[1]	The Management Fees have been restated to reflect the current fees
[2]	The Total Annual Fund Operating Expenses have been restated to reflect the reduced Management Fees

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example GREAT-WEST FUNDS INC Great-West Multi-Manager Large Cap Growth Fund (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West Multi-Manager Large Cap Growth Fund Initial Class	Initial Class	102	318	552	1,225
Great-West Multi-Manager Large Cap Growth Fund Class L	Class L	127	397	686	1,511

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 230% of the average value of its portfolio.

Principal Investment Strategies
The Fund will, under normal circumstances, invest 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities selected for their growth potential with market capitalizations of $4 billion or more at the time of purchase. The Fund may invest in foreign securities, which may include investments in emerging markets, without limit within the parameters of the Fund’s specific investment policies. The Fund may also hold cash or other short-term investments. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

The Fund’s investment portfolio is managed by two sub-advisers (each, a “Sub-Adviser,” and collectively, the “Sub-Advisers”), and GWCM maintains a strategic asset allocation of the Fund’s assets with each Sub-Adviser. The Sub-Advisers seek to invest in securities of issuers with above average potential for growth.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

Derivative Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Growth Stock Risk - Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Investment Style Risk - Returns from large-capitalization and/or growth stocks may trail returns from the overall stock market.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Multi-Manager Risk - Each Sub-Adviser makes investment decisions independently. It is possible that the security selection process of the Sub-Advisers may not complement one another and the Fund may have buy and sell transactions in the same security on the same day. The Sub-Advisers selected may underperform the market generally or other sub-advisers that could have been selected.

Portfolio Turnover Risk - High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Fund and indirectly by shareholders).

An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class in each full calendar year since inception and comparing its average annual total return to the performance of two broad-based securities market indices. No Class L share performance data is provided because Class L shares have not commenced operations.  Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year.  Class L shares performance would be lower than Initial Class performance because of the 12b-1 fees applicable to Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

On September 1, 2013, the Fund replaced the prior sub-adviser with the current Sub-Advisers. Consequently, the Fund’s total returns shown below for the periods prior to September 1, 2013 are not necessarily indicative of the performance of the Fund, as it is currently managed.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	20.21%
Worst Quarter	December 2008	(26.05)%

Average Annual Total Returns for the Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West Multi-Manager Large Cap Growth Fund	Label	1 Year	5 Years	10 Years
Great-West Multi-Manager Large Cap Growth Fund Initial Class	Initial Class	28.93%	17.48%	8.82%
Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	33.48%	20.39%	7.83%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.41%

Great-West Conservative Profile I Fund
Great-West Conservative Profile I Fund
Investment Objective
The Fund seeks capital preservation primarily through investments in Underlying Funds that emphasize fixed income investments.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West Conservative Profile I Fund		Great-West Conservative Profile I Fund Initial Class	Great-West Conservative Profile I Fund Class L
Management Fees (as a percentage of Assets)		0.25%	0.25%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses (as a percentage of Assets):		none	none
Acquired Fund Fees and Expenses		0.73%	0.73%	[1]
Net Expenses (as a percentage of Assets)	[2]	0.98%	1.23%
[1]	The Acquired Fund (Underlying Fund) Fees and Expenses are estimated for Class L shares because the class has not yet commenced operations.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example GREAT-WEST FUNDS INC Great-West Conservative Profile I Fund (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West Conservative Profile I Fund Initial Class	Initial Class	100	311	540	1,197
Great-West Conservative Profile I Fund Class L	Class L	125	389	674	1,485

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a mix of Underlying Funds. The Fund has a primary emphasis on income and a secondary emphasis on growth of capital. GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. The following table shows the Fund’s asset allocation ranges:

EQUITY	International	0-15%
	Small Cap	0-15%
	Mid Cap	0-15%
	Large Cap	5-25%
	Real Estate	0-10%
FIXED INCOME	Bond	30-50%
	Short-Term Bond	25-45%

Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), real estate instruments, U.S. and foreign fixed income securities (including those rated below investment grade), derivatives, and short-term investments. The Fund may also invest in the GWL&A Contract. The following table shows the Fund’s target allocation for the various asset classes listed above and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Cap	11.0%	International	6.5%
Great-West Multi-Manager Large Cap Growth Fund Initial		Great-West MFS International Growth Fund Initial
Great-West American Century Growth Fund Initial		Great-West MFS International Value Fund Initial
Great-West T. Rowe Price Equity Income Fund Initial		Real Estate	5.0%
Great-West Putnam Equity Income Fund Initial		Great-West Real Estate Index Fund Initial
Mid Cap	5.3%	Bond	40.9%
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Great-West U.S. Government Mortgage Securities Fund Initial
Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Federated Bond Fund Initial
Small Cap	2.3%	Great-West Templeton Global Bond Fund Initial
Great-West Small Cap Growth Fund Initial		Great-West Loomis Sayles Bond Fund Initial
Great-West Loomis Sayles Small Cap Value Fund Initial		Great-West Putnam High Yield Bond Fund Initial
Great-West Invesco Small Cap Value Fund Initial		Short-Term Bond	29.0%
		GWL&A Contract
		Great-West Short Duration Bond Fund Initial

The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocations. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, add or delete Underlying Funds, or change the asset allocations at any time and without shareholder notice or approval.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk

•
Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.

•	Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.

•
The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.

Single Issuer Risk - The GWL&A Contract in which the Fund invests has a stable principal value and pays a fixed rate of interest to the Fund. Both the principal and a minimum rate of interest are guaranteed by GWL&A. However, if GWL&A becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies. Currency risk is especially high in emerging markets.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Underlying Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates). Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Investment Style Risk - Because the Fund invests in Underlying Funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - Markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Mortgage-Backed and Asset-Backed Securities Risk - Mortgage-backed and asset-backed securities represent interests in "pools" of mortgages and other assets, including consumer loans or receivables held in trust. Mortgage-backed and asset-backed securities are subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Underlying Fund to invest the prepaid principal in lower yielding securities, and slower than expected prepayments may reduce the potential for the Underlying Fund to invest in higher yielding securities.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Sovereign Debt Securities Risk - Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government's policy towards principal international lenders such as the International Monetary Fund, or the political situations to which the government may be subject. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Some sovereign debtors in the past have been able to restructure their debt payments without the approval of some or all debt holders or to declare moritoria on payments. In the event of a default on sovereign debt, the Underlying Fund may also have limited legal recourse against the defaulting government entity.

An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the past ten calendar years and comparing its average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Fund. The Composite Index is derived by applying the Fund’s target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); the Dow Jones U.S. Select REIT IndexSM (real estate); the Barclays U.S. Aggregate Bond Index (bonds); and the Barclays 1-3 Yr Credit Bond Index (short-term bonds). See Appendix A for more information regarding the Composite Index. No Class L share performance data is provided because Class L shares have not commenced operations. Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year. Class L shares performance would be lower than Initial Class performance because of the 12b-1 fees applicable to Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	10.44%
Worst Quarter	December 2008	(7)%

Average Annual Total Returns for the Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West Conservative Profile I Fund	Label	1 Year	5 Years	10 Years
Great-West Conservative Profile I Fund Initial Class	Great-West Conservative Profile I Fund Initial Class	7.55%	9.18%	5.42%
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02%)	4.44%	4.55%
Wilshire 5000 Index	Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	33.06%	18.58%	7.97%
Composite Index	Composite Index (reflects no deduction for fees, expenses or taxes)	6.65%	8.16%	5.02%

Great-West Moderately Conservative Profile I Fund
Great-West Moderately Conservative Profile I Fund(
Investment Objective
The Fund seeks income and capital appreciation primarily through investments in Underlying Funds that emphasize fixed income investments and, to a lesser degree, in Underlying Funds that emphasize equity investments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West Moderately Conservative Profile I Fund		Great-West Moderately Conservative Profile I Fund Initial Class	Great-West Moderately Conservative Profile I Fund Class L
Management Fees (as a percentage of Assets)		0.25%	0.25%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses (as a percentage of Assets):		none	none
Acquired Fund Fees and Expenses		0.78%	0.78%	[1]
Net Expenses (as a percentage of Assets)	[2]	1.03%	1.28%
[1]	The Acquired Fund (Underlying Fund) Fees and Expenses are estimated for Class L shares because the class has not yet commenced operations.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example GREAT-WEST FUNDS INC Great-West Moderately Conservative Profile I Fund (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West Moderately Conservative Profile I Fund Initial Class	Initial Class	105	329	571	1,264
Great-West Moderately Conservative Profile I Fund Class L	Class L	131	407	704	1,550

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a mix of Underlying Funds. The Fund has a primary emphasis on income and a secondary emphasis on growth of capital. GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. The following table shows the Fund’s asset allocation ranges:

EQUITY	International	0-30%
	Small Cap	0-15%
	Mid Cap	0-25%
	Large Cap	10-40%
	Real Estate	0-10%
FIXED INCOME	Bond	20-40%
	Short-Term Bond	10-30%

Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), real estate instruments, U.S. and foreign fixed income securities (including those rated below investment grade), derivatives, and short-term investments. The Fund may also invest in the GWL&A Contract. The following table shows the Fund’s target allocation for the various asset classes listed above and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Cap	17.8%	International	10.5%
Great-West Multi-Manager Large Cap Growth Fund Initial		Great-West MFS International Growth Fund Initial
Great-West American Century Growth Fund Initial		Great-West MFS International Value Fund Initial
Great-West T. Rowe Price Equity Income Fund Initial		Real Estate	4.5%
Great-West Putnam Equity Income Fund Initial		Great-West Real Estate Index Fund Initial
Mid Cap	8.5%	Bond	33.0%
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Great-West U.S. Government Mortgage Securities Fund Initial
Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Federated Bond Fund Initial
Small Cap	3.7%	Great-West Templeton Global Bond Fund Initial
Great-West Small Cap Growth Fund Initial		Great-West Loomis Sayles Bond Fund Initial
Great-West Loomis Sayles Small Cap Value Fund Initial		Great-West Putnam High Yield Bond Fund Initial
Great-West Invesco Small Cap Value Fund Initial		Short-Term Bond	22.0%
		GWL&A Contract

The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocations. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, add or delete Underlying Funds, or change the asset allocations at any time and without shareholder notice or approval.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk

•
Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.

•	Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.

•
The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.

Single Issuer Risk - The GWL&A Contract in which the Fund invests has a stable principal value and pays a fixed rate of interest to the Fund. Both the principal and a minimum rate of interest are guaranteed by GWL&A. However, if GWL&A becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies. Currency risk is especially high in emerging markets.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Underlying Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates). Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Investment Style Risk - Because the Fund invests in Underlying Funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - Markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Mortgage-Backed and Asset-Backed Securities Risk - Mortgage-backed and asset-backed securities represent interests in "pools" of mortgages and other assets, including consumer loans or receivables held in trust. Mortgage-backed and asset-backed securities are subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Underlying Fund to invest the prepaid principal in lower yielding securities, and slower than expected prepayments may reduce the potential for the Underlying Fund to invest in higher yielding securities.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Sovereign Debt Securities Risk - Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government's policy towards principal international lenders such as the International Monetary Fund, or the political situations to which the government may be subject. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Some sovereign debtors in the past have been able to restructure their debt payments without the approval of some or all debt holders or to declare moritoria on payments. In the event of a default on sovereign debt, the Underlying Fund may also have limited legal recourse against the defaulting government entity.

An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the past ten calendar years and comparing its average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Fund. The Composite Index is derived by applying the Fund’s target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); the Dow Jones U.S. Select REIT IndexSM (real estate); the Barclays U.S. Aggregate Bond Index (bonds); and the Barclays 1-3 Yr Credit Bond Index (short-term bonds). See Appendix A for more information regarding the Composite Index. No Class L share performance data is provided because Class L shares have not commenced operations. Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year. Class L shares performance would be lower than Initial Class performance because of the 12b-1 fees applicable to Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	12.15%
Worst Quarter	December 2008	(9.19)%

Average Annual Total Returns for the Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West Moderately Conservative Profile I Fund	Label	1 Year	5 Years	10 Years
Great-West Moderately Conservative Profile I Fund Initial Class	Great-West Moderately Conservative Profile I Fund Initial Class	11.83%	10.67%	6.33%
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02%)	4.44%	4.55%
Wilshire 5000 Index	Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	33.06%	18.58%	7.97%
Composite Index	Composite Index (reflects no deduction for fees, expenses or taxes)	11.21%	10.13%	5.84%

Great-West Moderate Profile I Fund
Great-West Moderate Profile I Fund(
Investment Objective
The Fund seeks long-term capital appreciation primarily through investments in Underlying Funds with a relatively equal emphasis on equity and fixed income investments.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West Moderate Profile I Fund		Great-West Moderate Profile I Fund Initial Class	Great-West Moderate Profile I Fund Class L
Management Fees (as a percentage of Assets)		0.25%	0.25%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses (as a percentage of Assets):		none	none
Acquired Fund Fees and Expenses		0.86%	0.86%	[1]
Net Expenses (as a percentage of Assets)	[2]	1.11%	1.36%
[1]	The Acquired Fund (Underlying Fund) Fees and Expenses are estimated for Class L shares because the class has not yet commenced operations.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example GREAT-WEST FUNDS INC Great-West Moderate Profile I Fund (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West Moderate Profile I Fund Initial Class	Initial Class	113	353	611	1,351
Great-West Moderate Profile I Fund Class L	Class L	138	430	744	1,634

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a mix of Underlying Funds. The Fund has an emphasis on both growth of capital and income. GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. The following table shows the Fund’s asset allocation ranges:

EQUITY	International	0-30%
	Small Cap	0-25%
	Mid Cap	0-30%
	Large Cap	15-45%
	Real Estate	0-10%
FIXED INCOME	Bond	10-30%
	Short-Term Bond	5-25%

Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), real estate instruments, U.S. and foreign fixed income securities (including those rated below investment grade), derivatives, and short-term investments. The Fund may also invest in the GWL&A Contract. The following table shows the Fund’s target allocation for the various asset classes listed above and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Cap	24.6%	International	14.6%
Great-West Multi-Manager Large Cap Growth Fund Initial		Great-West MFS International Growth Fund Initial
Great-West American Century Growth Fund Initial		Great-West MFS International Value Fund Initial
Great-West T. Rowe Price Equity Income Fund Initial		Real Estate	4.0%
Great-West Putnam Equity Income Fund Initial		Great-West Real Estate Index Fund Initial
Mid Cap	11.8%	Bond	24.0%
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Great-West U.S. Government Mortgage Securities Fund Initial
Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Federated Bond Fund Initial
Small Cap	5.0%	Great-West Templeton Global Bond Fund Initial
Great-West Small Cap Growth Fund Initial		Great-West Loomis Sayles Bond Fund Initial
Great-West Loomis Sayles Small Cap Value Fund Initial		Great-West Putnam High Yield Bond Fund Initial
Great-West Invesco Small Cap Value Fund Initial		Short-Term Bond	16.0%
		GWL&A Contract

The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocations. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, add or delete Underlying Funds, or change the asset allocations at any time and without shareholder notice or approval.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk

•
Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.

•	Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.

•
The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.

Single Issuer Risk - The GWL&A Contract in which the Fund invests has a stable principal value and pays a fixed rate of interest to the Fund. Both the principal and a minimum rate of interest are guaranteed by GWL&A. However, if GWL&A becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies. Currency risk is especially high in emerging markets.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Underlying Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates). Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Investment Style Risk - Because the Fund invests in Underlying Portfolios with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - Markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Mortgage-Backed and Asset-Backed Securities Risk - Mortgage-backed and asset-backed securities represent interests in "pools" of mortgages and other assets, including consumer loans or receivables held in trust. Mortgage-backed and asset-backed securities are subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Underlying Fund to invest the prepaid principal in lower yielding securities, and slower than expected prepayments may reduce the potential for the Underlying Fund to invest in higher yielding securities.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Sovereign Debt Securities Risk - Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government's policy towards principal international lenders such as the International Monetary Fund, or the political situations to which the government may be subject. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Some sovereign debtors in the past have been able to restructure their debt payments without the approval of some or all debt holders or to declare moritoria on payments. In the event of a default on sovereign debt, the Underlying Fund may also have limited legal recourse against the defaulting government entity.

An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the past ten calendar years and comparing its average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Fund. The Composite Index is derived by applying the Fund’s target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); the Dow Jones U.S. Select REIT IndexSM (real estate); the Barclays U.S. Aggregate Bond Index (bonds); and the Barclays 1-3 Yr Credit Bond Index (short-term bonds). See Appendix A for more information regarding the Composite Index. No Class L share performance data is provided because Class L shares have not commenced operations. Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year. Class L shares performance would be lower than Initial Class performance because of the 12b-1 fees applicable to Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	14.12%
Worst Quarter	December 2008	(11.92)%

Average Annual Total Returns for the Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West Moderate Profile I Fund	Label	1 Year	5 Years	10 Years
Great-West Moderate Profile I Fund Initial Class	Great-West Moderate Profile I Fund Initial Class	16.16%	12.31%	6.88%
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02%)	4.44%	4.55%
Wilshire 5000 Index	Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	33.06%	18.58%	7.97%
Composite Index	Composite Index (reflects no deduction for fees, expenses or taxes)	15.93%	11.94%	6.28%

Great-West Moderately Aggressive Profile I Fund
Great-West Moderately Aggressive Profile I Fund(
Investment Objective
The Fund seeks long-term capital appreciation primarily through investments in Underlying Funds that emphasize equity investments and, to a lesser degree, in Underlying Funds that emphasize fixed income investments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West Moderately Aggressive Profile I Fund		Great-West Moderately Aggressive Profile I Fund Initial Class	Great-West Moderately Aggressive Profile I Fund Class L
Management Fees (as a percentage of Assets)		0.25%	0.25%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses (as a percentage of Assets):		none	none
Acquired Fund Fees and Expenses		0.95%	0.95%	[1]
Net Expenses (as a percentage of Assets)	[2]	1.20%	1.45%
[1]	The Acquired Fund (Underlying Fund) Fees and Expenses are estimated for Class L shares because the class has not yet commenced operations
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example GREAT-WEST FUNDS INC Great-West Moderately Aggressive Profile I Fund (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West Moderately Aggressive Profile I Fund Initial Class	Initial Class	122	381	659	1,454
Great-West Moderately Aggressive Profile I Fund Class L	Class L	148	459	792	1,735

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a mix of Underlying Funds. The Fund has a primary emphasis on growth of capital and a secondary emphasis on income. GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. The following table shows the Fund’s asset allocation ranges:

EQUITY	International	5-35%
	Small Cap	0-25%
	Mid Cap	5-35%
	Large Cap	20-50%
	Real Estate	0-10%
FIXED INCOME	Bond	5-25%
	Short-Term Bond	0-15%

Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), real estate instruments, U.S. and foreign fixed income securities (including those rated below investment grade), derivatives, and short-term investments. The Fund may also invest in the GWL&A Contract. The following table shows the Fund’s target allocation for the various asset classes listed above and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Cap	30.5%	International	18.1%
Great-West Multi-Manager Large Cap Growth Fund Initial		Great-West MFS International Growth Fund Initial
Great-West American Century Growth Fund Initial		Great-West MFS International Value Fund Initial
Great-West T. Rowe Price Equity Income Fund Initial		Real Estate	3.5%
Great-West Putnam Equity Income Fund Initial		Great-West Real Estate Index Fund Initial
Mid Cap	14.6%	Bond	18.0%
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Great-West U.S. Government Mortgage Securities Fund Initial
Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Federated Bond Fund Initial
Small Cap	6.3%	Great-West Templeton Global Bond Fund Initial
Great-West Small Cap Growth Fund Initial		Great-West Loomis Sayles Bond Fund Initial
Great-West Loomis Sayles Small Cap Value Fund Initial		Great-West Putnam High Yield Bond Fund Initial
Great-West Invesco Small Cap Value Fund Initial		Short-Term Bond	9.0%
		GWL&A Contract

The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocations. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, add or delete Underlying Funds, or change the asset allocations at any time and without shareholder notice or approval.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk

•
Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.

•	Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.

•
The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.

Single Issuer Risk - The GWL&A Contract in which the Fund invests has a stable principal value and pays a fixed rate of interest to the Fund. Both the principal and a minimum rate of interest are guaranteed by GWL&A. However, if GWL&A becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies. Currency risk is especially high in emerging markets.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Underlying Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates). Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Investment Style Risk - Because the Fund invests in Underlying Funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - Markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Mortgage-Backed and Asset-Backed Securities Risk - Mortgage-backed and asset-backed securities represent interests in "pools" of mortgages and other assets, including consumer loans or receivables held in trust. Mortgage-backed and asset-backed securities are subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Underlying Fund to invest the prepaid principal in lower yielding securities, and slower than expected prepayments may reduce the potential for the Underlying Fund to invest in higher yielding securities.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Sovereign Debt Securities Risk - Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government's policy towards principal international lenders such as the International Monetary Fund, or the political situations to which the government may be subject. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Some sovereign debtors in the past have been able to restructure their debt payments without the approval of some or all debt holders or to declare moritoria on payments. In the event of a default on sovereign debt, the Underlying Fund may also have limited legal recourse against the defaulting government entity.

An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the past ten calendar years and comparing its average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Fund. The Composite Index is derived by applying the Fund’s target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); the Dow Jones U.S. Select REIT IndexSM (real estate); the Barclays U.S. Aggregate Bond Index (bonds); and the Barclays 1-3 Yr Credit Bond Index (short-term bonds). See Appendix A for more information regarding the Composite Index. No Class L share performance data is provided because Class L shares have not commenced operations. Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year. Class L shares performance would be lower than Initial Class performance because of the 12b-1 fees applicable to Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	17.04%
Worst Quarter	December 2008	(16.65)%

Average Annual Total Returns for the Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West Moderately Aggressive Profile I Fund	Label	1 Year	5 Years	10 Years
Great-West Moderately Aggressive Profile I Fund Initial Class	Great-West Moderately Aggressive Profile I Fund Initial Class	20.41%	14.31%	7.33%
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02%)	4.44%	4.55%
Wilshire 5000 Index	Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	33.06%	18.58%	7.97%
Composite Index	Composite Index (reflects no deduction for fees, expenses or taxes)	20.16%	13.63%	6.94%

Great-West Aggressive Profile I Fund
Great-West Aggressive Profile I Fund
Investment Objective
The Fund seeks long-term capital appreciation primarily through investments in Underlying Funds that emphasize equity investments.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West Aggressive Profile I Fund		Great-West Aggressive Profile I Fund Initial Class	Great-West Aggressive Profile I Fund Class L
Management Fees (as a percentage of Assets)		0.25%	0.25%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses (as a percentage of Assets):		none	none
Acquired Fund Fees and Expenses		1.08%	1.08%	[1]
Net Expenses (as a percentage of Assets)	[2]	1.33%	1.58%
[1]	The Acquired Fund (Underlying Fund) Fees and Expenses are estimated for Class L shares because the class has not yet commenced operations.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example GREAT-WEST FUNDS INC Great-West Aggressive Profile I Fund (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West Aggressive Profile I Fund Initial Class	Initial Class	135	422	729	1,602
Great-West Aggressive Profile I Fund Class L	Class L	161	499	861	1,879

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its fund). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a mix of Underlying Funds. The Fund has a primary emphasis on growth of capital and a secondary emphasis on income. GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. The following table shows the Fund’s asset allocation ranges:

EQUITY	International	10-40%
	Small Cap	5-35%
	Mid Cap	15-45%
	Large Cap	30-50%
	Real Estate	0-10%
FIXED INCOME	Bond	0-10%
	Short-Term Bond	0-10%

Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), real estate instruments, U.S. and foreign fixed income securities (including those rated below investment grade), derivatives, and short-term investments. The following table shows the Fund’s target allocation for the various asset classes listed above and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Cap	42.7%	International	25.2%
Great-West Multi-Manager Large Cap Growth Fund Initial		Great-West MFS International Growth Fund Initial
Great-West American Century Growth Fund Initial		Great-West MFS International Value Fund Initial
Great-West T. Rowe Price Equity Income Fund Initial		Real Estate	3.0%
Great-West Putnam Equity Income Fund Initial		Great-West Real Estate Index Fund Initial
Mid Cap	20.4%	Bond	0.0%
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Great-West U.S. Government Mortgage Securities Fund Initial
Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Federated Bond Fund Initial
Small Cap	8.7%	Great-West Templeton Global Bond Fund Initial
Great-West Small Cap Growth Fund Initial		Great-West Loomis Sayles Bond Fund Initial
Great-West Loomis Sayles Small Cap Value Fund Initial		Great-West Putnam High Yield Bond Fund Initial
Great-West Invesco Small Cap Value Fund Initial		Short-Term Bond	0.0%
		GWL&A Contract
		Great-West Short Duration Bond Fund Initial

The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocations. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, add or delete Underlying Funds, or change the asset allocations at any time and without shareholder notice or approval.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk

•
Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.

•	Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.

•
The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies. Currency risk is especially high in emerging markets.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Investment Style Risk - Because the Fund invests in Underlying Funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - Markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the past ten calendar years and comparing its average annual total return to the performance of a broad-based securities market index and a Composite Index which has investment characteristics similar to those of the Fund. The Composite Index is derived by applying the Fund’s target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); and the Dow Jones U.S. Select REIT IndexSM (real estate). See Appendix A for more information regarding the Composite Index. No Class L share performance data is provided because Class L shares have not commenced operations. Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year. Class L performance would be lower than Initial Class performance because of the 12b-1 fees applicable to Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 30, 2009	20.56%
Worst Quarter	December 31, 2008	(24.09)%

Average Annual Total Returns for the Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West Aggressive Profile I Fund	Label	1 Year	5 Years	10 Years
Great-West Aggressive Profile I Fund Initial Class	Great-West Aggressive Profile I Fund Initial Class	28.85%	17.13%	7.60%
Wilshire 5000 Index	Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	33.06%	18.58%	7.97%
Composite Index	Composite Index (reflects no deduction for fees, expenses or taxes)	20.16%	13.63%	6.94%

Great-West Conservative Profile II Fund
Great-West Conservative Profile II Fund (
Investment Objective
The Fund seeks capital preservation primarily through investments in Underlying Funds that emphasize fixed income investments.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West Conservative Profile II Fund	Great-West Conservative Profile II Fund Initial Class	Great-West Conservative Profile II Fund Class L
Management Fees (as a percentage of Assets)	0.10%	0.10%
Distribution and Service (12b-1) Fees	none	0.25%
Other Expenses (as a percentage of Assets):	none	none
Acquired Fund Fees and Expenses	0.73%	0.73%
Net Expenses (as a percentage of Assets)	0.83%	1.08%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example GREAT-WEST FUNDS INC Great-West Conservative Profile II Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West Conservative Profile II Fund Initial Class	84	264	459	1,021
Great-West Conservative Profile II Fund Class L	110	342	594	1,313

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a mix of Underlying Funds. The Fund has a primary emphasis on income and a secondary emphasis on growth of capital. GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. The following table shows the Fund’s asset allocation ranges:

EQUITY	International	0-15%
	Small Cap	0-15%
	Mid Cap	0-15%
	Large Cap	5-25%
	Real Estate	0-10%
FIXED INCOME	Bond	30-50%
	Short-Term Bond	25-45%

Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), real estate instruments, U.S. and foreign fixed income securities (including those rated below investment grade), derivatives, and short-term investments. The Fund may also invest in the GWL&A Contract. The following table shows the Fund’s target allocation for the various asset classes listed above and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Cap	11.0%	International	6.5%
Great-West Multi-Manager Large Cap Growth Fund Initial		Great-West MFS International Growth Fund Initial
Great-West American Century Growth Fund Initial		Great-West MFS International Value Fund Initial
Great-West T. Rowe Price Equity Income Fund Initial		Real Estate	5.0%
Great-West Putnam Equity Income Fund Initial		Great-West Real Estate Index Fund Initial
Mid Cap	5.3%	Bond	40.9%
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Great-West U.S. Government Mortgage Securities Fund Initial
Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Federated Bond Fund Initial
Small Cap	2.3%	Great-West Templeton Global Bond Fund Initial
Great-West Small Cap Growth Fund Initial		Great-West Loomis Sayles Bond Fund Initial
Great-West Loomis Sayles Small Cap Value Fund Initial		Great-West Putnam High Yield Bond Fund Initial
Great-West Invesco Small Cap Value Fund Initial		Short-Term Bond	29.0%
		GWL&A Contract
		Great-West Short Duration Bond Fund Initial

The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocations. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, add or delete Underlying Funds, or change the asset allocations at any time and without shareholder notice or approval.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk

•
Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.

•	Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.

•
The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.

Single Issuer Risk - The GWL&A Contract in which the Fund invests has a stable principal value and pays a fixed rate of interest to the Fund. Both the principal and a minimum rate of interest are guaranteed by GWL&A. However, if GWL&A becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies. Currency risk is especially high in emerging markets.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Underlying Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates). Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Investment Style Risk - Because the Fund invests in Underlying Funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - Markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Mortgage-Backed and Asset-Backed Securities Risk - Mortgage-backed and asset-backed securities represent interests in "pools" of mortgages and other assets, including consumer loans or receivables held in trust. Mortgage-backed and asset-backed securities are subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Underlying Fund to invest the prepaid principal in lower yielding securities, and slower than expected prepayments may reduce the potential for the Underlying Fund to invest in higher yielding securities.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Sovereign Debt Securities Risk - Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government's policy towards principal international lenders such as the International Monetary Fund, or the political situations to which the government may be subject. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Some sovereign debtors in the past have been able to restructure their debt payments without the approval of some or all debt holders or to declare moritoria on payments. In the event of a default on sovereign debt, the Underlying Fund may also have limited legal recourse against the defaulting government entity.

An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the past ten calendar years and by comparing the Fund’s average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Fund. The Composite Index is derived by applying the Fund’s target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); the Dow Jones U.S. Select REIT IndexSM (real estate); the Barclays U.S. Aggregate Bond Index (bonds); and the Barclays 1-3 Yr Credit Bond Index (short-term bonds). See Appendix A for more information regarding the Composite Index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

	Quarter Ended	Total Return
Best Quarter	June 2009	10.5%
Worst Quarter	December 2008	-6.97%

Average Annual Total Returns for the Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West Conservative Profile II Fund	Label	1 Year	5 Years	Since Inception		Inception Date
Great-West Conservative Profile II Fund Initial Class	Great-West Conservative Profile II Fund Initial Class	7.68%	9.35%	5.58%
Great-West Conservative Profile II Fund Class L	Great-West Conservative Profile II Fund Class L	7.43%	none	5.94%	[1]	Jul. 29, 2011
Barclays U.S. Aggregate Bond Index Great-West Conservative Profile II Fund Initial Class	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02%)	4.44%	4.55%
Barclays U.S. Aggregate Bond Index Great-West Conservative Profile II Fund Class L	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02%)	none	2.49%	[1]	Jul. 29, 2011
Wilshire 5000 Index Great-West Conservative Profile II Fund Initial Class	Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	33.06%	18.58%	7.97%
Wilshire 5000 Index Great-West Conservative Profile II Fund Class L	Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	33.06%	none	17.97%	[1]	Jul. 29, 2011
Composite Index Great-West Conservative Profile II Fund Initial Class	Composite Index (reflects no deduction for fees, expenses or taxes)	6.65%	8.16%	5.02%
Composite Index Great-West Conservative Profile II Fund Class L	Composite Index (reflects no deduction for fees, expenses or taxes)	6.65%	none	5.84%	[1]	Jul. 29, 2011
[1]	Since inception on July 29, 2011

Great-West Moderately Conservative Profile II Fund
Great-West Moderately Conservative Profile II Fund(
Investment Objective
The Fund seeks income and capital appreciation primarily through investments in Underlying Funds that emphasize fixed income investments and, to a lesser degree, in Underlying Funds that emphasize equity investments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West Moderately Conservative Profile II Fund	Great-West Moderately Conservative Profile II Fund Initial Class	Great-West Moderately Conservative Profile II Fund Class L
Management Fees (as a percentage of Assets)	0.10%	0.10%
Distribution and Service (12b-1) Fees	none	0.25%
Other Expenses (as a percentage of Assets):	none	none
Acquired Fund Fees and Expenses	0.78%	0.78%
Net Expenses (as a percentage of Assets)	0.88%	1.13%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example GREAT-WEST FUNDS INC Great-West Moderately Conservative Profile II Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West Moderately Conservative Profile II Fund Initial Class	90	280	487	1,083
Great-West Moderately Conservative Profile II Fund Class L	115	359	622	1,374

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a mix of Underlying Funds. The Fund has a primary emphasis on income and a secondary emphasis on growth of capital. GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. The following table shows the Fund’s asset allocation ranges:

EQUITY	International	0-30%
	Small Cap	0-15%
	Mid Cap	0-25%
	Large Cap	10-40%
	Real Estate	0-10%
FIXED INCOME	Bond	20-40%
	Short-Term Bond	10-30%

Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), real estate instruments, U.S. and foreign fixed income securities (including those rated below investment grade), derivatives, and short-term investments. The Fund may also invest in the GWL&A Contract. The following table shows the Fund’s target allocation for the various asset classes listed above and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Cap	17.8%	International	10.5%
Great-West Multi-Manager Large Cap Growth Fund Initial		Great-West MFS International Growth Fund Initial
Great-West American Century Growth Fund Initial		Great-West MFS International Value Fund Initial
Great-West T. Rowe Price Equity Income Fund Initial		Real Estate	4.5%
Great-West Putnam Equity Income Fund Initial		Great-West Real Estate Index Fund Initial
Mid Cap	8.5%	Bond	33.0%
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Great-West U.S. Government Mortgage Securities Fund Initial
Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Federated Bond Fund Initial
Small Cap	3.7%	Great-West Templeton Global Bond Fund Initial
Great-West Small Cap Growth Fund Initial		Great-West Loomis Sayles Bond Fund Initial
Great-West Loomis Sayles Small Cap Value Fund Initial		Great-West Putnam High Yield Bond Fund Initial
Great-West Invesco Small Cap Value Fund Initial		Short-Term Bond	22.0%
		GWL&A Contract

The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocations. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, add or delete Underlying Funds, or change the asset allocations at any time and without shareholder notice or approval.

	Quarter Ended	Total Return
Best Quarter	June 2009	12.07%
Worst Quarter	December 2008	-9.41%

Average Annual Total Returns for the Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West Moderately Conservative Profile II Fund	Label	1 Year	5 Years	10 Years	Since Inception		Inception Date
Great-West Moderately Conservative Profile II Fund Initial Class	Great-West Moderately Conservative Profile II Fund Initial Class	12.03%	10.87%	6.48%
Great-West Moderately Conservative Profile II Fund Class L	Great-West Moderately Conservative Profile II Fund Class L	11.62%	none		7.83%	[1]	Jul. 29, 2011
Barclays U.S. Aggregate Bond Index Great-West Moderately Conservative Profile II Fund Initial Class	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02%)	4.44%	4.55%
Barclays U.S. Aggregate Bond Index Great-West Moderately Conservative Profile II Fund Class L	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02%)	none		2.49%	[1]	Jul. 29, 2011
Wilshire 5000 Index Great-West Moderately Conservative Profile II Fund Initial Class	Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	33.06%	18.58%	7.97%
Wilshire 5000 Index Great-West Moderately Conservative Profile II Fund Class L	Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	33.06%	none		17.97%	[1]	Jul. 29, 2011
Composite Index Great-West Moderately Conservative Profile II Fund Initial Class	Composite Index (reflects no deduction for fees, expenses or taxes)	11.21%	10.13%	5.84%
Composite Index Great-West Moderately Conservative Profile II Fund Class L	Composite Index (reflects no deduction for fees, expenses or taxes)	11.21%	none		7.89%	[1]	Jul. 29, 2011
[1]	Since inception on July 29, 2011

Great-West Moderate Profile II Fund
Great-West Moderate Profile II Fund(
Investment Objective
The Fund seeks long-term capital appreciation primarily through investments in Underlying Funds with a relatively equal emphasis on equity and fixed income investments.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West Moderate Profile II Fund		Great-West Moderate Profile II Fund Initial Class	Great-West Moderate Profile II Fund Class L
Management Fees (as a percentage of Assets)		0.10%	0.10%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses (as a percentage of Assets):		none	none
Acquired Fund Fees and Expenses		0.86%	0.86%
Net Expenses (as a percentage of Assets)	[1]	0.96%	1.21%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example GREAT-WEST FUNDS INC Great-West Moderate Profile II Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West Moderate Profile II Fund Initial Class	98	305	530	1,177
Great-West Moderate Profile II Fund Class L	123	384	664	1,465

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a mix of Underlying Funds. The Fund has an emphasis on both growth of capital and income. GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. The following table shows the Fund’s asset allocation ranges:

EQUITY	International	0-30%
	Small Cap	0-25%
	Mid Cap	0-30%
	Large Cap	15-45%
	Real Estate	0-10%
FIXED INCOME	Bond	10-30%
	Short-Term Bond	5-25%

Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), real estate instruments, U.S. and foreign fixed income securities (including those rated below investment grade), derivatives, and short-term investments. The Fund may also invest in the GWL&A Contract. The following table shows the Fund’s target allocation for the various asset classes listed above and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Cap	24.6%	International	14.6%
Great-West Multi-Manager Large Cap Growth Fund Initial		Great-West MFS International Growth Fund Initial
Great-West American Century Growth Fund Initial		Great-West MFS International Value Fund Initial
Great-West T. Rowe Price Equity Income Fund Initial		Real Estate	4.0%
Great-West Putnam Equity Income Fund Initial		Great-West Real Estate Index Fund Initial
Mid Cap	11.8%	Bond	24.0%
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Great-West U.S. Government Mortgage Securities Fund Initial
Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Federated Bond Fund Initial
Small Cap	5.0%	Great-West Templeton Global Bond Fund Initial
Great-West Small Cap Growth Fund Initial		Great-West Loomis Sayles Bond Fund Initial
Great-West Loomis Sayles Small Cap Value Fund Initial		Great-West Putnam High Yield Bond Fund Initial
Great-West Invesco Small Cap Value Fund Initial		Short-Term Bond	16.0%
		GWL&A Contract

The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocations. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, add or delete Underlying Funds, or change the asset allocations at any time and without shareholder notice or approval.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk

•
Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.

•	Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.

•
The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.

Single Issuer Risk - The GWL&A Contract in which the Fund invests has a stable principal value and pays a fixed rate of interest to the Fund. Both the principal and a minimum rate of interest are guaranteed by GWL&A. However, if GWL&A becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies. Currency risk is especially high in emerging markets.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Underlying Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates). Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Investment Style Risk - Because the Fund invests in Underlying Portfolios with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - Markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Mortgage-Backed and Asset-Backed Securities Risk - Mortgage-backed and asset-backed securities represent interests in "pools" of mortgages and other assets, including consumer loans or receivables held in trust. Mortgage-backed and asset-backed securities are subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Underlying Fund to invest the prepaid principal in lower yielding securities, and slower than expected prepayments may reduce the potential for the Underlying Fund to invest in higher yielding securities.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Sovereign Debt Securities Risk - Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government's policy towards principal international lenders such as the International Monetary Fund, or the political situations to which the government may be subject. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Some sovereign debtors in the past have been able to restructure their debt payments without the approval of some or all debt holders or to declare moritoria on payments. In the event of a default on sovereign debt, the Underlying Fund may also have limited legal recourse against the defaulting government entity.

An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the past ten calendar years and by comparing the Fund’s average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Fund. The Composite Index is derived by applying the Fund’s target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); the Dow Jones U.S. Select REIT IndexSM (real estate); the Barclays U.S. Aggregate Bond Index (bonds); and the Barclays 1-3 Yr Credit Bond Index (short-term bonds). See Appendix A for more information regarding the Composite Index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

	Quarter Ended	Total Return
Best Quarter	June 2009	14.21%
Worst Quarter	December 2008	-11.88%

Average Annual Total Returns for the Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West Moderate Profile II Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Great-West Moderate Profile II Fund Initial Class	Great-West Moderate Profile II Fund Initial Class	16.29%	12.47%	7.04%
Great-West Moderate Profile II Fund Class L	Great-West Moderate Profile II Fund Class L	16.03%	none		9.71%	Jul. 29, 2011
Barclays U.S. Aggregate Bond Index Great-West Moderate Profile II Fund Initial Class	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02%)	4.44%	4.55%
Barclays U.S. Aggregate Bond Index Great-West Moderate Profile II Fund Class L	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02%)	none		2.49%	Jul. 29, 2011
Wilshire 5000 Index Great-West Moderate Profile II Fund Initial Class	Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	33.06%	18.58%	7.97%
Wilshire 5000 Index Great-West Moderate Profile II Fund Class L	Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	33.06%	none		17.97%	Jul. 29, 2011
Composite Index Great-West Moderate Profile II Fund Initial Class	Composite Index (reflects no deduction for fees, expenses or taxes)	15.93%	11.94%	6.28%
Composite Index Great-West Moderate Profile II Fund Class L	Composite Index (reflects no deduction for fees, expenses or taxes)	15.93%	none		9.85%	Jul. 29, 2011

Great-West Moderately Aggressive Profile II Fund
Great-West Moderately Aggressive Profile II Fund(
Investment Objective
The Fund seeks long-term capital appreciation primarily through investments in Underlying Funds that emphasize equity investments and, to a lesser degree, in Underlying Funds that emphasize fixed income investments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West Moderately Aggressive Profile II Fund		Great-West Moderately Aggressive Profile II Fund Initial Class	Great-West Moderately Aggressive Profile II Fund Class L
Management Fees (as a percentage of Assets)		0.10%	0.10%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses (as a percentage of Assets):		none	none
Acquired Fund Fees and Expenses		0.95%	0.95%
Net Expenses (as a percentage of Assets)	[1]	1.05%	1.30%
[1]	GWCM has contractually agreed to pay expenses that exceed 1.10% and 1.35% of the Fund’s average daily net assets for the Initial Class shares and Class L shares, respectively. These expense reimbursements shall continue in effect indefinitely and will be discontinued only upon termination or amendment of the investment advisory agreement with GWCM.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example GREAT-WEST FUNDS INC Great-West Moderately Aggressive Profile II Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West Moderately Aggressive Profile II Fund Initial Class	107	334	580	1,283
Great-West Moderately Aggressive Profile II Fund Class L	132	412	713	1,568

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a mix of Underlying Funds. The Fund has a primary emphasis on growth of capital and a secondary emphasis on income. GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. The following table shows the Fund’s asset allocation ranges:

EQUITY	International	5-35%
	Small Cap	0-25%
	Mid Cap	5-35%
	Large Cap	20-50%
	Real Estate	0-10%
FIXED INCOME	Bond	5-25%
	Short-Term Bond	0-15%

Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), real estate instruments, U.S. and foreign fixed income securities (including those rated below investment grade), derivatives, and short-term investments. The Fund may also invest in the GWL&A Contract. The following table shows the Fund’s target allocation for the various asset classes listed above and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Cap	30.5%	International	18.1%
Great-West Multi-Manager Large Cap Growth Fund Initial		Great-West MFS International Growth Fund Initial
Great-West American Century Growth Fund Initial		Great-West MFS International Value Fund Initial
Great-West T. Rowe Price Equity Income Fund Initial		Real Estate	3.5%
Great-West Putnam Equity Income Fund Initial		Great-West Real Estate Index Fund Initial
Mid Cap	14.6%	Bond	18.0%
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Great-West U.S. Government Mortgage Securities Fund Initial
Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Federated Bond Fund Initial
Small Cap	6.3%	Great-West Templeton Global Bond Fund Initial
Great-West Small Cap Growth Fund Initial		Great-West Loomis Sayles Bond Fund Initial
Great-West Loomis Sayles Small Cap Value Fund Initial		Great-West Putnam High Yield Bond Fund Initial
Great-West Invesco Small Cap Value Fund Initial		Short-Term Bond	9.0%
		GWL&A Contract

The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocations. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, add or delete Underlying Funds, or change the asset allocations at any time and without shareholder notice or approval.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk

•
Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.

•	Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.

The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.

Single Issuer Risk - The GWL&A Contract in which the Fund invests has a stable principal value and pays a fixed rate of interest to the Fund. Both the principal and a minimum rate of interest are guaranteed by GWL&A. However, if GWL&A becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies. Currency risk is especially high in emerging markets.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Underlying Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates). Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Investment Style Risk - Because the Fund invests in Underlying Funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - Markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Mortgage-Backed and Asset-Backed Securities Risk - Mortgage-backed and asset-backed securities represent interests in "pools" of mortgages and other assets, including consumer loans or receivables held in trust. Mortgage-backed and asset-backed securities are subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Underlying Fund to invest the prepaid principal in lower yielding securities, and slower than expected prepayments may reduce the potential for the Underlying Fund to invest in higher yielding securities.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Sovereign Debt Securities Risk - Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government's policy towards principal international lenders such as the International Monetary Fund, or the political situations to which the government may be subject. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Some sovereign debtors in the past have been able to restructure their debt payments without the approval of some or all debt holders or to declare moritoria on payments. In the event of a default on sovereign debt, the Underlying Fund may also have limited legal recourse against the defaulting government entity.

An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the past ten calendar years and by comparing the Fund’s average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Fund. The Composite Index is derived by applying the Fund’s target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); the Dow Jones U.S. Select REIT IndexSM (real estate); the Barclays U.S. Aggregate Bond Index (bonds); and the Barclays 1-3 Yr Credit Bond Index (short-term bonds). See Appendix A for more information regarding the Composite Index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

	Quarter Ended	Total Return
Best Quarter	June 2009	17.16%
Worst Quarter	December 2008	-16.71%

Average Annual Total Returns for the Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West Moderately Aggressive Profile II Fund	Label	1 Year	5 Years	10 Years	Since Inception		Inception Date
Great-West Moderately Aggressive Profile II Fund Initial Class	Great-West Moderately Aggressive Profile II Fund Initial Class	20.44%	14.47%	7.47%
Great-West Moderately Aggressive Profile II Fund Class L	Great-West Moderately Aggressive Profile II Fund Class L	20.17%	none		11.54%	[1]	Jul. 29, 2011
Barclays U.S. Aggregate Bond Index Great-West Moderately Aggressive Profile II Fund Initial Class	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02%)	4.44%	4.55%
Barclays U.S. Aggregate Bond Index Great-West Moderately Aggressive Profile II Fund Class L	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02%)	none		2.49%	[1]	Jul. 29, 2011
Wilshire 5000 Index Great-West Moderately Aggressive Profile II Fund Initial Class	Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	33.06%	18.58%	7.97%
Wilshire 5000 Index Great-West Moderately Aggressive Profile II Fund Class L	Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	33.06%	none		17.97%	[1]	Jul. 29, 2011
Composite Index Great-West Moderately Aggressive Profile II Fund Initial Class	Composite Index (reflects no deduction for fees, expenses or taxes)	20.16%	13.63%	6.94%
Composite Index Great-West Moderately Aggressive Profile II Fund Class L	Composite Index (reflects no deduction for fees, expenses or taxes)	20.16%	none		11.64%	[1]	Jul. 29, 2011
[1]	Since inception on July 29, 2011

Great-West Aggressive Profile II Fund
Great-West Aggressive Profile II Fund(
Investment Objective
The Fund seeks long-term capital appreciation primarily through investments in Underlying Funds that emphasize equity investments.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West Aggressive Profile II Fund		Great-West Aggressive Profile II Fund Initial Class	Great-West Aggressive Profile II Fund Class L
Management Fees (as a percentage of Assets)		0.10%	0.10%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses (as a percentage of Assets):		none	none
Acquired Fund Fees and Expenses		1.08%	1.08%
Net Expenses (as a percentage of Assets)	[1]	1.18%	1.43%
[1]	GWCM has contractually agreed to pay expenses that exceed 1.10% and 1.35% of the Fund’s average daily net assets for the Initial Class shares and Class L shares, respectively. These expense reimbursements shall continue in effect indefinitely and will be discontinued only upon termination or amendment of the investment advisory agreement with GWCM.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example GREAT-WEST FUNDS INC Great-West Aggressive Profile II Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West Aggressive Profile II Fund Initial Class	120	375	650	1,433
Great-West Aggressive Profile II Fund Class L	146	453	782	1,715

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a mix of Underlying Funds. The Fund has a primary emphasis on growth of capital and a secondary emphasis on income. GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. The following table shows the Fund’s asset allocation ranges:

EQUITY	International	10-40%
	Small Cap	5-35%
	Mid Cap	15-45%
	Large Cap	30-50%
	Real Estate	0-10%
FIXED INCOME	Bond	0-10%
	Short-Term Bond	0-10%

Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), real estate instruments, U.S. and foreign fixed income securities (including those rated below investment grade), derivatives, and short-term investments. The Fund may also invest in the GWL&A Contract. The following table shows the Fund’s target allocation for the various asset classes listed above and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Cap	42.7%	International	25.2%
Great-West Multi-Manager Large Cap Growth Fund Initial		Great-West MFS International Growth Fund Initial
Great-West American Century Growth Fund Initial		Great-West MFS International Value Fund Initial
Great-West T. Rowe Price Equity Income Fund Initial		Real Estate	3.0%
Great-West Putnam Equity Income Fund Initial		Great-West Real Estate Index Fund Initial
Mid Cap	20.4%	Bond	0.0%
Great-West T. Rowe Price Mid Cap Growth Fund Initial		Great-West U.S. Government Mortgage Securities Fund Initial
Great-West Goldman Sachs Mid Cap Value Fund Initial		Great-West Federated Bond Fund Initial
Small Cap	8.7%	Great-West Templeton Global Bond Fund Initial
Great-West Small Cap Growth Fund Initial		Great-West Loomis Sayles Bond Fund Initial
Great-West Loomis Sayles Small Cap Value Fund Initial		Great-West Putnam High Yield Bond Fund Initial
Great-West Invesco Small Cap Value Fund Initial		Short-Term Bond	0.0%
		GWL&A Contract
		Great-West Short Duration Bond Fund Initial

The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocations. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, add or delete Underlying Funds, or change the asset allocations at any time and without shareholder notice or approval.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk

•
Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.

•	Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.

•
The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies. Currency risk is especially high in emerging markets.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Investment Style Risk - Because the Fund invests in Underlying Funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - Markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Real Estate Investment Trust (REIT) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the past ten calendar years and by comparing the Fund’s average annual total return to the performance of a broad-based securities market index and a Composite Index which has investment characteristics similar to those of the Fund. The Composite Index is derived by applying the Fund’s target asset allocation among the asset classes over time to the results of the following indexes: the Wilshire 5000 Index (U.S. equities); the MSCI EAFE® Index (international equities); and the Dow Jones U.S. Select REIT IndexSM (real estate). See Appendix A for more information regarding the Composite Index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

	Quarter Ended	Total Return
Best Quarter	June 2009	20.52%
Worst Quarter	December 2008	-24.00%

Average Annual Total Returns for the Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West Aggressive Profile II Fund	Label	1 Year	5 Years	10 Years	Since Inception		Inception Date
Great-West Aggressive Profile II Fund Initial Class	Great-West Aggressive Profile II Fund Initial Class	29.07%	17.28%	7.76%
Great-West Aggressive Profile II Fund Class L	Great-West Aggressive Profile II Fund Class L	28.75%	none		14.78%	[1]	Jul. 29, 2011
Wilshire 5000 Index Great-West Aggressive Profile II Fund Initial Class	Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	33.06%	18.58%	7.97%
Wilshire 5000 Index Great-West Aggressive Profile II Fund Class L	Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	33.06%	none		17.97%	[1]	Jul. 29, 2011
Composite Index Great-West Aggressive Profile II Fund Initial Class	Composite Index (reflects no deduction for fees, expenses or taxes)	29.33%	16.79%	7.75%
Composite Index Great-West Aggressive Profile II Fund Class L	Composite Index (reflects no deduction for fees, expenses or taxes)	29.33%	none		15.10%	[1]	Jul. 29, 2011
[1]	Since inception on July 29, 2011

Great-West Putnam Equity Income Fund
Great-West Putnam Equity Income Fund
Investment Objective
The Fund seeks capital growth and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West Putnam Equity Income Fund	Great-West Putnam Equity Income Fund Initial Class	Great-West Putnam Equity Income Fund Class L
Management Fees (as a percentage of Assets)	1.10%	1.10%
Distribution and Service (12b-1) Fees	none	0.25%
Other Expenses (as a percentage of Assets):	none	none
Expenses (as a percentage of Assets)	1.10%	1.35%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example GREAT-WEST FUNDS INC Great-West Putnam Equity Income Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West Putnam Equity Income Fund Initial Class	112	350	606	1,340
Great-West Putnam Equity Income Fund Class L	137	428	739	1,624

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies
The Fund will, under normal circumstances, invest at least 80% of its net assets in equity securities. The Fund invests mainly in common stocks of midsize and large U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both. Value stocks are those that the portfolio managers believe are currently undervalued by the market. If the portfolio managers are correct and other investors recognize the value of the company, the price of its stock may rise. The Fund invests mainly in midsize and large companies, which are of a size similar to those in the Russell 1000 Value Index (which was composed of companies having a market capitalization of between $1.1 billion and $504.9 billion as of December 31, 2013). The portfolio managers may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

The Fund may also invest in common stocks of small size U.S. companies, convertible securities, as well as companies from outside the U.S.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Convertible Securities Risk - Convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible securities, may be illiquid.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Investment Style Risk - Returns from large-capitalization stocks and/or value stocks may trail returns from the overall stock market.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Preferred Stock Risk - Preferred stocks are subject to interest rate risk and credit risk.

Small and Medium Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

Value Stock Risk - The value approach carries the risk that he market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class in each full calendar year since inception and comparing its average annual total return to the performance of a broad-based securities market index. No Class L share performance data is provided because Class L shares have not commenced operations.  Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year.  Class L shares performance would be lower than Initial Class performance because of the 12b-1 fees applicable to Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	March 2012	12.14%
Worst Quarter	June 2012	(5.34)%

Average Annual Total Returns for the Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West Putnam Equity Income Fund	Label	1 Year	Since Inception	Inception Date
Great-West Putnam Equity Income Fund Initial Class	Initial Class	31.64%	18.40%	Jun. 16, 2011
Russell 1000 Value Index	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	32.53%	18.35%	Jun. 16, 2011

Great-West Putnam High Yield Bond Fund
Great-West Putnam High Yield Bond Fund
Investment Objective
The Fund seeks to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West Putnam High Yield Bond Fund	Great-West Putnam High Yield Bond Fund Initial Class	Great-West Putnam High Yield Bond Fund Class L
Management Fees (as a percentage of Assets)	1.10%	1.10%
Distribution and Service (12b-1) Fees	none	0.25%
Other Expenses (as a percentage of Assets):	none	none
Expenses (as a percentage of Assets)	1.10%	1.35%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example GREAT-WEST FUNDS INC Great-West Putnam High Yield Bond Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West Putnam High Yield Bond Fund Initial Class	112	350	606	1,340
Great-West Putnam High Yield Bond Fund Class L	137	428	739	1,624

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 56% of the average value of its portfolio.

Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund will, under normal circumstances, invest a minimum of 80% of its net assets (plus the amount of any borrowings for investment purposes) in high yield-high risk (i.e., “junk” or rated below investment grade) corporate fixed income securities (fixed or floating rate securities), which may include zero-coupon bonds, convertible securities, preferred stock, bank loans (term and revolving loans), pay-in-kind bonds as well as “toggle bonds” (issuer’s option to pay in kind) and Rule 144A fixed income securities that are subject to resale restrictions. Up to 20% of the total assets of the Fund may be invested in non-corporate fixed income securities and equity securities, including convertible preferred stock, common stock, and warrants.

High yield bonds are fixed income securities that are rated below investment grade (for example, rated below BBB by Standard & Poor's or below Baa by Moody's Investors Service) or have an equivalent rating by a nationally recognized statistical rating organization.  Fixed income securities that are not rated by a nationally recognized statistical rating organization may also be high yield bonds. No more than 35% of the Fund’s total assets may be invested in securities rated below B3/B- by all nationally recognized rating agencies (currently Moody’s Investor Services, Standard & Poor’s, and Fitch Ratings) who rate such securities, or, if unrated, determined to be of comparable quality by the Sub-Adviser.

The Fund may invest in foreign securities, make forward commitments and may lend portfolio securities. The Fund may invest up to 20% of its total assets in securities not denominated in U.S. Dollars. The Fund may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; credit default swaps and credit default swap indices; and interest rate or currency swaps. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

The Fund may invest up to 15% of its net assets in illiquid investments, which may be considered speculative and which may be difficult to sell. The sale of many of these investments is limited by law.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Bank Loan Risk - Bank loans, which include institutionally-traded floating rate securities, are obligations of companies or other entities that are typically issued in connection with recapitalizations, acquisitions, and refinancings. Bank loans often involve borrowers whose financial conditions are troubled or uncertain and companies that are highly leveraged. The market for bank loans may not be highly liquid and the Fund may have difficulty selling bank loans. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower.

Convertible Securities Risk - Convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible securities, may be illiquid.

Credit Risk - An issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

Derivative Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

High Yield Securities Risk - Below investment grade ("high yield-high risk" or "junk") bonds have a higher degree of credit risk and may be less liquid and subject to greater volatility in market value than investment grade bonds.

Interest Rate Risk - The market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield. There may be less governmental intervention in the securities markets in the near future. If so, it could cause an increase in interest rates, which could have a negative impact on fixed income securities and could negatively affect the Fund's net asset value.

Liquidity Risk - The fixed income securities and bank loans in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - The market values of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably. A security's market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Preferred Stock Risk - Preferred stocks are subject to interest rate risk and credit risk.

An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the last ten calendar years and comparing its average annual total return to the performance of a broad-based securities market index. No Class L share performance data is provided because Class L shares have not commenced operations.  Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year. Class L shares performance would be lower than Initial Class performance because of the 12b-1 fees applicable to the Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

On August 3, 2009, the Fund replaced the prior sub-adviser with the current Sub-Adviser. Consequently, the Fund’s total returns shown below for the periods prior to August 3, 2009 are not necessarily indicative of the performance of the Fund, as it is currently managed.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	23.67%
Worst Quarter	December 2008	(22.98)%

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West Putnam High Yield Bond Fund	Label	1 Year	5 Years	10 Years
Great-West Putnam High Yield Bond Fund Initial Class	Initial Class	7.65%	16.84%	6.19%
J.P. Morgan High Yield Developed Index (reflects no deduction for fees, expenses or taxes)	J.P. Morgan High Yield Developed Index (reflects no deduction for fees, expenses or taxes)	8.42%	19.51%	8.85%

Great-West Real Estate Index Fund
Great-West Real Estate Index Fund
Investment Objective
The Fund seeks investment results, before fees and expenses, that track the total return of a benchmark index that measures the performance of publicly traded equity real estate investment trusts (“REITs”).

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West Real Estate Index Fund	Great-West Real Estate Index Fund Initial Class	Great-West Real Estate Index Fund Class L
Management Fees (as a percentage of Assets)	0.70%	0.70%
Distribution and Service (12b-1) Fees	none	0.25%
Other Expenses (as a percentage of Assets):	none	none
Expenses (as a percentage of Assets)	0.70%	0.95%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example GREAT-WEST FUNDS INC Great-West Real Estate Index Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West Real Estate Index Fund Initial Class	72	224	390	871
Great-West Real Estate Index Fund Class L	97	303	525	1,166

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 83% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities included in the Dow Jones U.S. Select REIT IndexSM (the “Benchmark Index”). The Benchmark Index is a market capitalization-weighted index of publicly traded equity REITs.

The portfolio managers may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, for cash management purposes.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Derivative Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Exchange-Traded Funds (“ETFs”) Risk - An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the Fund invests. Lack of liquidity in an ETF could result in it being more volatile.

Index Risk - It is possible the Benchmark Index may perform unfavorably and/or underperform the market as a whole.

Industry Concentration Risk - Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry. Because the Fund concentrates its assets in REIT stocks, industry concentration risk is high.

Interest Rate Risk - REIT stock prices overall may decline because of rising interest rates. Interest rate risk is high for the Fund. There may be less governmental intervention in the securities markets in the near future. If so, it could cause an increase in interest rates, which could have a negative impact on REIT stock prices and could negatively affect the Fund's net asset value.

Investment Style Risk - Returns from REIT stocks - which typically are small- or mid-capitalization stocks - may trail returns from the overall stock market.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Non-Diversification Risk - The Fund is classified as non-diversified, which means a relatively high percentage of its assets may be invested in securities of a limited number of issuers.

Tracking Error Risk - The Fund may not be able to precisely track the performance of the Benchmark Index.

An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class in each full calendar year since inception and comparing its average annual total return to the performance of a broad-based securities market index. No Class L share performance data is provided because Class L shares have not commenced operations.  Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year.  Class L shares performance would be lower than Initial Class performance because of the 12b-1 fees applicable to Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	March 2013	6.83%
Worst Quarter	September 2013	-3.34%

Average Annual Total Returns for the Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West Real Estate Index Fund	Label	1 Year	Since Inception	Inception Date
Great-West Real Estate Index Fund Initial Class	Initial Class	0.58%	4.42%	Nov. 27, 2012
Dow Jones U.S. Select REIT IndexSM (reflects no deduction for fees, expenses or taxes)	Dow Jones U.S. Select REIT IndexSM (reflects no deduction for fees, expenses or taxes)	1.22%	4.67%	Nov. 27, 2012

Great-West S&P 500 Index Fund
Great-West S&P 500® Index Fund
Investment Objective
The Fund seeks investment results that track the total return of the common stocks that comprise the Standard & Poor’s (“S&P”) 500® Index (the “Benchmark Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West S&P 500 Index Fund	Great-West S&P 500 Index Fund Initial Class	Great-West S&P 500 Index Fund Class L
Management Fees (as a percentage of Assets)	0.60%	0.60%
Distribution and Service (12b-1) Fees	none	0.25%
Other Expenses (as a percentage of Assets):	none	none
Expenses (as a percentage of Assets)	0.60%	0.85%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example GREAT-WEST FUNDS INC Great-West S&P 500 Index Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West S&P 500 Index Fund Initial Class	61	192	335	750
Great-West S&P 500 Index Fund Class L	87	271	471	1,049

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies
The Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in its Benchmark Index. The Fund will seek investment results that track the total return of the common stocks that comprise the Benchmark Index by owning the securities contained in the Benchmark Index in as close as possible a proportion of the Fund as each stock’s weight in the Benchmark Index. This may be accomplished through ownership of all the stocks in the Benchmark Index and/or through a combination of stock ownership and owning futures contracts on the Benchmark Index and options on futures contracts, and exchange-traded funds that seek to track the Benchmark Index.

The Benchmark Index is the S&P 500® Index. The S&P 500® Index is a market capitalization-weighted index of the 500 leading companies in leading industries of the U.S. economy. It is widely regarded as the best single gauge of the large cap U.S. equities market.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Derivative Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Exchange-Traded Funds (“ETFs”) Risk - An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the Fund invests. Lack of liquidity in an ETF could result in it being more volatile.

Index Risk - It is possible the Benchmark Index may perform unfavorably and/or underperform the market as a whole.

Investment Style Risk - There is a possibility that returns from large-capitalization stocks will trail returns from the overall stock market.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Tracking Error Risk - The Fund may not be able to precisely track the performance of the Benchmark Index.

An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the last ten calendar years and by comparing the Fund’s average annual total return to the performance of a broad-based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	15.88%
Worst Quarter	December 2008	(22.09)%

Average Annual Total Returns for the Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West S&P 500 Index Fund	Label	1 Year	5 Years	10 Years	Since Inception		Inception Date
Great-West S&P 500 Index Fund Initial Class	Initial Class	31.62%	17.29%	6.77%
Great-West S&P 500 Index Fund Class L	Class L	31.28%			17.69%	[1]	Jul. 29, 2011
S&P 500 Index Great-West S&P 500 Index Fund Initial Class	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.41%
S&P 500 Index Great-West S&P 500 Index Fund Class L	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	32.39%			18.17%	[1]	Jul. 29, 2011
[1]	Since inception on July 29, 2011

Great-West S&P Mid Cap 400 Index Fund
Great-West S&P Mid Cap 400® Index Fund
Investment Objective
The Fund seeks investment results, before fees and expenses, that track the total return of the common stocks that comprise the Standard & Poor’s (“S&P”) MidCap 400® Index (the “Benchmark Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West S&P Mid Cap 400 Index Fund	Great-West S&P Mid Cap 400 Index Fund Initial Class	Great-West S&P Mid Cap 400 Index Fund Class L
Management Fees (as a percentage of Assets)	0.60%	0.60%
Distribution and Service (12b-1) Fees	none	0.25%
Other Expenses (as a percentage of Assets):	none	none
Expenses (as a percentage of Assets)	0.60%	0.85%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example GREAT-WEST FUNDS INC Great-West S&P Mid Cap 400 Index Fund (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West S&P Mid Cap 400 Index Fund Initial Class	Initial Class	61	192	335	750
Great-West S&P Mid Cap 400 Index Fund Class L	Class L	87	271	471	1,049

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in the Benchmark Index. The Fund will seek investment results, before fees and expenses, that track the total return of the common stocks that comprise the Benchmark Index by owning the securities contained in the Benchmark Index in as close as possible a proportion of the Fund as each stock’s weight in the Benchmark Index. This may be accomplished through ownership of all the stocks in the Benchmark Index and/or through a combination of stock ownership and owning futures contracts on the Benchmark Index and options on futures contracts, and exchange-traded funds that seek to track the Benchmark Index.

The Benchmark Index is the S&P MidCap 400® Index. The S&P MidCap 400® Index is comprised of 400 stocks representing companies in the middle tier of U.S. stock market capitalization.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Derivative Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Exchange-Traded Funds (“ETFs”) Risk - An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the Fund invests. Lack of liquidity in an ETF could result in it being more volatile.

Index Risk - It is possible the Benchmark Index may perform unfavorably and/or underperform the market as a whole.

Investment Style Risk - Returns from mid-capitalization stocks may trail returns from the overall stock market.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Medium Size Company Securities Risk - The stocks of medium size companies often involve more risk and volatility than those of larger companies. Among other things, medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

Over-the-Counter Risk - Over-the-Counter (OTC) listed companies may have limited product lines, markets or financial resources. Many OTC stocks may be less liquid and more volatile than exchange-listed stocks.

Tracking Error Risk - The Fund may not be able to precisely track the performance of the Benchmark Index.

An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class in each full calendar year since inception and comparing its average annual total return to the performance of a broad-based securities market index. No Class L share performance data is provided because Class L shares have not commenced operations.  Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year.  Class L shares performance would be lower than Initial Class performance because of the 12b-1 fees applicable to Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	March 2013	13.31%
Worst Quarter	June 2012	(5.05)%

Average Annual Total Returns for the Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West S&P Mid Cap 400 Index Fund	Label	1 Year	Since Inception	Inception Date
Great-West S&P Mid Cap 400 Index Fund Initial Class	Initial Class	32.71%	14.81%	Jan. 20, 2011
S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)	S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)	33.50%	15.20%	Jan. 20, 2011

Great-West S&P Small Cap 600 Index Fund
Great-West S&P Small Cap 600® Index Fund
Investment Objective
The Fund seeks investment results that track the total return of the common stocks that comprise the Standard & Poor’s (“S&P”) SmallCap 600® Index (the “Benchmark Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West S&P Small Cap 600 Index Fund	Great-West S&P Small Cap 600 Index Fund Initial Class	Great-West S&P Small Cap 600 Index Fund Class L
Management Fees (as a percentage of Assets)	0.60%	0.60%
Distribution and Service (12b-1) Fees	none	0.25%
Other Expenses (as a percentage of Assets):	none	none
Expenses (as a percentage of Assets)	0.60%	0.85%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example GREAT-WEST FUNDS INC Great-West S&P Small Cap 600 Index Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West S&P Small Cap 600 Index Fund Initial Class	61	192	335	750
Great-West S&P Small Cap 600 Index Fund Class L	87	271	471	1,049

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies
The Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of its Benchmark Index. The Fund will seek investment results that track the total return of the common stocks that comprise the Benchmark Index by owning the securities contained in the Benchmark Index in as close as possible a proportion of the Fund as each stock’s weight in the Benchmark Index. This may be accomplished through ownership of all the stocks in the Benchmark Index and/or through a combination of stock ownership and owning futures contracts on the Benchmark Index and options on futures contracts, and exchange-traded funds that seek to track the Benchmark Index.

The Benchmark Index is the S&P SmallCap 600® Index. The S&P SmallCap 600® Index is designed to monitor the performance of publicly traded common stocks of the small company sector of the U.S. equities market.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Derivative Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Exchange-Traded Funds (“ETFs”) Risk - An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the Fund invests. Lack of liquidity in an ETF could result in it being more volatile.

Index Risk - It is possible the Benchmark Index may perform unfavorably and/or underperform the market as a whole.

Investment Style Risk - Returns from small-capitalization stocks may trail returns from the overall stock market.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Over-the-Counter Risk - Over-the-Counter (OTC) listed companies may have limited product lines, markets or financial resources. Many OTC stocks may be less liquid and more volatile than exchange-listed stocks.

Small Size Company Securities Risk - The stocks of small size companies often involve more risk and volatility than those of larger companies. Among other things, small size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

Tracking Error Risk - The Fund may not be able to precisely track the performance of the Benchmark Index.

An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the last ten calendar years and by comparing the Fund’s average annual total return to the performance of a broad-based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	20.70%
Worst Quarter	December 2008	(25.20)%

Average Annual Total Returns for the Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West S&P Small Cap 600 Index Fund	Label	1 Year	5 Years	10 Years	Since Inception		Inception Date
Great-West S&P Small Cap 600 Index Fund Initial Class	Initial Class	40.59%	20.75%	10.07%
Great-West S&P Small Cap 600 Index Fund Class L	Class L	40.25%			27.08%	[1]	Aug. 12, 2011
S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes) Great-West S&P Small Cap 600 Index Fund Initial Class	S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes)	41.31%	21.37%	10.65%
S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes) Great-West S&P Small Cap 600 Index Fund Class L	S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes)	41.31%			28.11%	[1]	Aug. 12, 2011
[1]	Since inception on August 12, 2011

Great-West SecureFoundation Balanced ETF Fund
Great-West SecureFoundation® Balanced ETF Fund
Investment Objective
The Fund seeks long-term capital appreciation and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not describe the fee for the Guarantee (the “Guarantee Benefit Fee”), which is described in a separate prospectus describing the Guarantee. If reflected, the expenses shown would be higher. You may qualify for a sales charge waiver. Information about the waiver is available from your financial professional and in the “Class A Shares Purchase Programs” section of this Prospectus.

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	GREAT-WEST FUNDS INC Great-West SecureFoundation Balanced ETF Fund Great-West SecureFoundation Balanced ETF Fund Class A
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.00%
Maximum Deferred Sales Charge (as a percentage)	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Redemption Fee (as a percentage of Amount Redeemed)	none
Exchange Fee (as a percentage of Amount Redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		GREAT-WEST FUNDS INC Great-West SecureFoundation Balanced ETF Fund Great-West SecureFoundation Balanced ETF Fund Class A
Management Fees (as a percentage of Assets)		0.16%
Distribution and Service (12b-1) Fees		0.25%
Component1 Other Expenses		0.05%
Component2 Other Expenses		0.57%
Other Expenses (as a percentage of Assets):		0.62%
Acquired Fund Fees and Expenses		0.09%
Expenses (as a percentage of Assets)	[1]	1.12%
Fee Waiver or Reimbursement	[2]	(0.50%)
Net Expenses (as a percentage of Assets)		0.62%
[1]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.
[2]	GWCM has contractually agreed to reduce its advisory fee or pay the Fund an amount equal to the amount by which any ordinary operating expenses, excluding advisory fees payable to GWCM, distribution and service fees pursuant to a Rule 12b-1 or successor plan, expenses incurred under an administrative services plan, interest, taxes, brokerage and transaction costs, other investment-related costs, leverage expenses, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of such Fund’s business, indirect expenses (including, without limitation, acquired fund fees and expenses), and expenses of any counsel or other persons or services retained by Great-West Funds’ Independent Directors (“Fund Other Expenses”) incurred by a class of the Fund exceed an annual rate of 0.07% of the Fund’s average daily net assets for Class A shares (“Expense Limit”). The agreement’s current term ends on April 30, 2015. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement. GWCM is permitted to recoup amounts waived or reimbursed to the class in future periods, not exceeding three years, if the class’s Fund Other Expenses including such recoupment do not exceed the Expense Limit.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the expenses of the Guarantee Benefit Fee. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
GREAT-WEST FUNDS INC Great-West SecureFoundation Balanced ETF Fund Great-West SecureFoundation Balanced ETF Fund Class A	Class A	560	689	828	1,235

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 132% of the average value of its portfolio.

Principal Investment Strategies
Under normal conditions, the Fund will invest 50-70% of its net assets (plus the amount of any borrowings for investment purposes) in Underlying ETFs that invest primarily in equity securities and 30-50% of its net assets (plus the amount of any borrowings for investment purposes) in Underlying ETFs that invest primarily in fixed income securities.

GWCM uses asset allocation strategies to allocate assets among asset classes and the Underlying ETFs. The Fund currently invests primarily in Underlying ETFs designed to track the performance of a specified securities index (“Index Funds”). Each Underlying ETF has its own investment objective and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equities (including those from emerging markets), fixed income securities, derivatives, and short-term investments. The following table shows the Fund’s target allocation for the various asset classes and the Underlying ETFs in which the Fund expects to invest as of the date of this Prospectus:

Large Blend	27.0%	International Large Blend	12.0%
Vanguard S&P 500 ETF		Vanguard FTSE Developed Markets ETF
Mid Blend	11.0%	Diversified Emerging Markets	3.0%
Vanguard S&P Mid-Cap 400 ETF		Vanguard FTSE Emerging Markets ETF
Small Blend	9.0%	Intermediate-Term Bond	38.0%
Vanguard Russell 2000 ETF		Vanguard Total Bond Market ETF

The Fund will rebalance its holdings of the Underlying ETFs on a periodic basis to maintain the appropriate asset allocation. GWCM reviews asset class allocations, Underlying ETF allocations, and the Underlying ETFs themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, add or delete Underlying ETFs, or change the target allocations at any time and without shareholder notice or approval.

In addition to investing in Underlying ETFs, the Fund may invest a portion of its assets directly in derivatives, such as futures, for cash management purposes and to gain exposure to securities in the underlying index pending investment in Underlying ETFs. The Fund also may hold a portion of its assets in U.S. government securities, money market funds, and cash or cash equivalents for cash management purposes.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Exchange-Traded Funds (“ETFs”) Risk - Because ETF shares are traded on an exchange, they are subject to additional risks:

•
ETF shares can be bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV vary significantly. Thus, the Fund may pay more or less than NAV when it buys ETF shares on the secondary market, and the Funds may receive more or less than NAV when it sells those shares.

•	Although ETF shares are listed for trading, it is possible that an active trading market may not develop or be maintained.

•
Trading of ETF shares may be halted by the activation of individual or marketwide “circuit breakers” (which halt trading for a specified period of time when the price of a particular security or overall market process decline by a specified percentage). Trading of ETF shares may also be halted if (1) the shares are delisted from an exchange without first being listed on another exchange or (2) exchange officials deems such action is appropriate in the interest of a fair and orderly market or to protect investors.

Fund-of-Funds Structure Risk

•
Since the Fund invests directly in the Underlying ETFs, all risks associated with the eligible Underlying ETFs apply to the Fund. To the extent the Fund invests more of its assets in one Underlying ETF than another, the Fund will have greater exposure to the risks of that Underlying ETF.

•	Since the Fund invests in Underlying ETFs, you will bear your proportionate share of expenses of the Fund and indirectly your proportionate share of expenses of the Underlying ETFs.

•
The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying ETFs. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.

Portfolio Turnover Risk - High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Fund and indirectly by shareholders) and may result in higher taxes when Fund shares are held in a taxable account.

The following are risks associated with Fund and Underlying ETF investments that may directly or indirectly result in a loss of your investment in the Fund. There can be no assurance that an Underlying ETF will achieve its investment objective.

Conflict of Interest Risk - GWCM may be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee available with the Fund.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying ETF to lose money on investments denominated in foreign currencies. Currency risk is especially high in emerging markets.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Fund or an Underlying ETF may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund or the Underlying ETF’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Developing and Emerging Markets Risk - Stocks of companies located in emerging markets may be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets. Emerging market countries may experience higher inflation, interest rates and unemployment, greater social, economic, regulatory and political uncertainties, and greater volatility in currency exchange rates than more developed countries.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying ETFs will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates).

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying ETF invests will have a significant impact on the performance of the Underlying ETF.

Liquidity Risk - Underlying ETFs may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying ETF will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying ETF may be required to sell liquid securities at an unfavorable time.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - Markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Tracking a Benchmark Index Risk - Index Funds are mutual funds or ETFs designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Fund may not be able to precisely track the performance of its benchmark index.

An investment in the Fund or Underlying ETFs is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risks Associated with the Guarantee - The Guarantee provides guaranteed income for the life of a designated person(s) provided all conditions are met. Investors who purchase shares of the Fund will be subject to certain risks associated with the Guarantee including, without limitation, the possibility that no benefits may be payable under the Guarantee depending on your pattern of share redemptions, your lifespan, the Fund’s investment performance, and other variables; the Guarantee may be terminated under certain circumstances; GWL&A may increase the Guarantee Benefit Fee; if GWL&A determines that the Fund is ineligible, you would be required to transfer to another eligible fund and you may be subject to higher fees and charges; and there may be tax consequences associated with the Guarantee. Any payments under the Guarantee depend on GWL&A’s long-term ability to make such payments. Neither Great-West Funds nor the Fund is responsible for any payments under the Guarantee. The Guarantee does not guarantee the investment performance of the Fund.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Class A shares in each full calendar year since inception and comparing its average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Fund. The Composite Index is derived by applying the Fund’s target asset allocation among the asset classes over time to the results of the following indexes: the S&P 500® Index (large blend); the S&P MidCap 400® Index (mid blend); the S&P SmallCap 600® Index (small blend); the MSCI EAFE® Index (international large blend); the MSCI Emerging Markets Index (diversified emerging markets); and the Barclays U.S. Aggregate Bond Index (intermediate term bond). See Appendix A for more information regarding the Composite Index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses. Returns shown in the bar chart do not reflect the impact of sales charges. If those charges were reflected, the performance shown would be lower.

Updated performance information may be obtained at www.securefoundationsmartfuture.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns for Class A Shares Before Sales Charges

	Quarter Ended	Total Return
Best Quarter	March 2013	5.30%
Worst Quarter	June 2013	-0.18%

Average Annual Total Returns for the Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West SecureFoundation Balanced ETF Fund	Label	1 Year		Since Inception		Inception Date
Great-West SecureFoundation Balanced ETF Fund Class A	Class A before taxes	9.74%		12.59%		Jan. 23, 2012
Great-West SecureFoundation Balanced ETF Fund Class A After Taxes on Distributions	Class A after taxes on distributions1	9.27%	[1]	6.30%	[1]	Jan. 23, 2012
Great-West SecureFoundation Balanced ETF Fund Class A After Taxes on Distributions and Sales	Class A after taxes on distributions and sale of fund shares1	5.57%	[1]	4.03%	[1]	Jan. 23, 2012
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02%)		1.13%		Jan. 23, 2012
Wilshire 5000 Index	Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	33.06%		22.03%		Jan. 23, 2012
Composite Index	Composite Index (reflects no deduction for fees, expenses or taxes)	16.99%		13.16%		Jan. 23, 2012
[1]	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown do not apply to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or an individual retirement account (IRA).

Great-West SecureFoundation Balanced Fund
Great-West SecureFoundation® Balanced Fund
Investment Objective
The Fund seeks long-term capital appreciation and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not describe the fee for the Guarantee (“Guarantee Benefit Fee”), which is described in a separate prospectus or disclosure statement describing the Guarantee, or the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West SecureFoundation Balanced Fund		Great-West SecureFoundation Balanced Fund Class G	Great-West SecureFoundation Balanced Fund Class G1	Great-West SecureFoundation Balanced Fund Class L
Management Fees (as a percentage of Assets)		0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees		none	0.10%	0.25%
Other Expenses (as a percentage of Assets):		none	none	none
Acquired Fund Fees and Expenses		0.55%	0.55%	0.55%
Expenses (as a percentage of Assets)	[1]	0.65%	0.75%	0.90%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the expenses of the Guarantee Benefit Fee or any fees and expenses of any Permitted Account. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example GREAT-WEST FUNDS INC Great-West SecureFoundation Balanced Fund (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West SecureFoundation Balanced Fund Class G	Class G	67	209	364	814
Great-West SecureFoundation Balanced Fund Class G1	Class G1	77	241	419	934
Great-West SecureFoundation Balanced Fund Class L	Class L	92	288	500	1,111

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies
Under normal conditions, the Fund will invest 50-70% of its net assets (plus the amount of any borrowings for investment purposes) in Underlying Funds that invest primarily in equity securities and 30-50% of its net assets (plus the amount of any borrowings for investment purposes) in Underlying Funds that invest primarily in fixed income securities.

GWCM uses asset allocation strategies to allocate assets among asset classes and the Underlying Funds. The Fund currently invests primarily in Underlying Funds designed to track the performance of a specified securities index (“Index Funds”). Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equities (including those from emerging markets), fixed income securities, derivatives, and short-term investments. The Fund may also invest in the GWL&A Contract. The following table shows the Fund’s target allocation for the various asset classes and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Blend	26.0%	Diversified Emerging Markets	3.0%
Great-West S&P 500® Index Fund Initial		Northern Emerging Markets Equity Index Fund
Mid Blend	11.0%	Intermediate-Term Bond	35.0%
Great-West S&P Mid Cap 400® Index Fund Initial		Great-West Bond Index Fund Initial
Small Blend	9.00%	Short-Term Income/Cash	5.0%
Great-West S&P Small Cap 600® Index Fund Initial		GWL&A Contract
International Large Blend	11.0%
Great-West International Index Fund Initial

The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocation. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, add or delete Underlying Funds, or change the target allocations at any time and without shareholder notice or approval.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk

•
Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.

•	Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly your proportionate share of expenses of the Underlying Funds.

•
The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.

Single Issuer Risk - The GWL&A Contract in which the Fund invests has a stable principal value and pays a fixed rate of interest to the Fund. Both the principal and a minimum rate of interest are guaranteed by GWL&A. However, if GWL&A becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Conflict of Interest Risk - GWCM may be subject to conflicts of interest because its affiliate is the issuer of the Guarantee available with the Fund.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies. Currency risk is especially high in emerging markets.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Developing and Emerging Markets Risk - Stocks of companies located in emerging markets may be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets. Emerging market countries may experience higher inflation, interest rates and unemployment, greater social, economic, regulatory and political uncertainties, and greater volatility in currency exchange rates than more developed countries.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates).

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - Markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Tracking a Benchmark Index Risk - Index Funds are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Fund may not be able to precisely track the performance of its benchmark index.

An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risks Associated with the Guarantee - The Guarantee provides guaranteed income for the life of a designated person(s) provided all conditions are met. Investors who allocate account value to the Fund will be subject to certain risks associated with the Guarantee including, without limitation, the possibility that no benefits may be payable under the Guarantee depending on your pattern of share redemptions, your lifespan, the Fund’s investment performance, and other variables; the Guarantee may be terminated under certain circumstances; GWL&A or GWL&A of NY may increase the Guarantee Benefit Fee; if GWL&A or GWL&A of NY determines that the Fund is ineligible, you would be required to transfer to another eligible fund and you may be subject to higher fees and charges; and there may be tax consequences associated with the Guarantee. Any payments under the Guarantee depend on GWL&A’s or GWL&A of NY’s long-term ability to make such payments. Neither Great-West Funds nor the Fund is responsible for any payments under the Guarantee. The Guarantee does not guarantee the investment performance of the Fund.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing the performance of the Fund’s Class G shares in each full calendar year since inception and by comparing the Fund’s average annual total return to the performance of broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Fund. The Composite Index is derived by applying the Fund’s target asset allocation among the asset classes over time to the results of the following indexes: the S&P 500® Index (large blend); the S&P MidCap 400® Index (mid blend); the S&P SmallCap 600® Index (small blend); the MSCI EAFE® Index (international large blend); the MSCI Emerging Markets Index (diversified emerging markets); the Barclays U.S. Aggregate Bond Index (intermediate term bond); and the Barclays 1-3 Yr Credit Bond Index (short term income/cash). See Appendix A for more information regarding the Composite Index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

	Quarter Ended	Total Return
Best Quarter	September 2010	8.45%
Worst Quarter	September 2011	(9.75)%

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West SecureFoundation Balanced Fund	Label	1 Year	Since Inception		Inception Date
Great-West SecureFoundation Balanced Fund Class G	Class G	16.09%	9.68%	[1]	Nov. 13, 2009
Great-West SecureFoundation Balanced Fund Class G1	Class G1	15.93%	9.57%	[1]	Nov. 13, 2009
Great-West SecureFoundation Balanced Fund Class L	Class L	15.80%	8.99%		Jan. 31, 2011
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02%)	3.82%	[1]	Nov. 13, 2009
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02%)	3.26%	[2]	Jan. 31, 2011
Wilshire 5000 Index	Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	33.06%	16.64%	[1],[2]	Nov. 13, 2009
Wilshire 5000 Index	Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	33.06%	15.90%	[2]	Jan. 31, 2011
Composite Index	Composite Index (reflects no deduction for fees, expenses or taxes)	16.88%	10.67%	[1]	Nov. 13, 2009
Composite Index	Composite Index (reflects no deduction for fees, expenses or taxes)	16.88%	9.90%	[2]	Jan. 31, 2011
[1]	Since inception on November 13, 2009
[2]	Since inception on January 31, 2011

Great-West SecureFoundation Lifetime 2015 Fund
Great-West SecureFoundation® Lifetime 2015 Fund
Investment Objective
The Fund seeks long-term capital appreciation and income consistent with its current asset allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not describe the fee for the Guarantee (“Guarantee Benefit Fee”), which is described in the Guarantee prospectus or disclosure statement, or the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West SecureFoundation Lifetime 2015 Fund		Great-West SecureFoundation Lifetime 2015 Fund Class G	Great-West SecureFoundation Lifetime 2015 Fund Class G1	Great-West SecureFoundation Lifetime 2015 Fund Class L
Management Fees (as a percentage of Assets)		0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees		none	0.10%	0.25%
Other Expenses (as a percentage of Assets):		none	none	none
Acquired Fund Fees and Expenses		0.54%	0.54%	0.54%
Expenses (as a percentage of Assets)	[1]	0.66%	0.76%	0.91%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the expenses of the Guarantee Benefit Fee or any fees and expenses of any Permitted Account. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example GREAT-WEST FUNDS INC Great-West SecureFoundation Lifetime 2015 Fund (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West SecureFoundation Lifetime 2015 Fund Class G	Class G	67	210	366	819
Great-West SecureFoundation Lifetime 2015 Fund Class G1	Class G1	77	242	421	938
Great-West SecureFoundation Lifetime 2015 Fund Class L	Class L	93	289	502	1,116

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a professionally selected mix of Underlying Funds that is tailored for investors planning to retire in, or close to, 2015 (which is assumed to be at age 65). The Fund is designed for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Under normal conditions, the Fund will invest 50-70% of its net assets in Underlying Funds that invest primarily in equity securities and 30-50% of its net assets in Underlying Funds that invest primarily in fixed income securities. The Fund may also invest in the GWL&A Contract.

GWCM uses asset allocation strategies to allocate assets among asset classes and the Underlying Funds. The Fund currently invests primarily in Underlying Funds designed to track the performance of a specified securities index (“Index Funds”). Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equities (including those from emerging markets), fixed income securities, derivatives, and short-term investments. The following table shows the Fund’s target allocation for the various asset classes and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Blend	23.9%	Diversified Emerging Markets	2.2%
Great-West S&P 500® Index Fund Initial		Northern Emerging Markets Equity Index
Mid Blend	10.3%	Intermediate-Term Bond	38.9%
Great-West S&P Mid Cap 400® Index Fund Initial		Great-West Bond Index Fund Initial
Small Blend	6.1%	Short-Term Income/Cash	5.1%
Great-West S&P Small Cap 600® Index Fund Initial		GWL&A Contract
International Large Blend	13.5%
Great-West International Index Fund Initial

The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocation. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, add or delete Underlying Funds, or change asset allocations at any time and without shareholder notice or approval.

The following chart illustrates the Fund’s target asset allocation among U.S. equity, foreign equity, and fixed income asset classes as of the date of this Prospectus. The illustration reflects the Fund’s neutral allocations (without any tactical adjustments by GWCM). The Fund’s actual asset allocation may differ from this illustration to reflect GWCM’s tactical adjustments to the asset mix based on market outlook or other factors. GWCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without shareholder notice or approval.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk

•
Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.

•	Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.

•
The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.

Single Issuer Risk - The GWL&A Contract in which the Fund invests has a stable principal value and pays a fixed rate of interest to the Fund. Both the principal and a minimum rate of interest are guaranteed by GWL&A. However, if GWL&A becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in the Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Conflict of Interest Risk - GWCM may be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee available with the Fund.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies. Currency risk is especially high in emerging markets.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Developing and Emerging Markets Risk - Stocks of companies located in emerging markets may be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets. Emerging market countries may experience higher inflation, interest rates and unemployment, greater social, economic, regulatory and political uncertainties, and greater volatility in currency exchange rates than more developed countries.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates).

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - Markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Tracking a Benchmark Index Risk - Index Funds are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Fund may not be able to precisely track the performance of its benchmark index.

An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risks Associated with the Guarantee - The Guarantee provides guaranteed income for the life of a designated person(s) provided all conditions are met. Investors who allocate account value to the Fund will be subject to certain risks associated with the Guarantee including, without limitation, the possibility that no benefits may be payable under the Guarantee depending on your pattern of share redemptions, your lifespan, the Fund’s investment performance, and other variables; the Guarantee may be terminated under certain circumstances; GWL&A may increase the Guarantee Benefit Fee; if GWL&A determines that the Fund is ineligible, you would be required to transfer to another eligible fund and you may be subject to higher fees and charges; and there may be tax consequences associated with the Guarantee. Neither Great-West Funds nor the Fund is responsible for any payments under the Guarantee. The Guarantee does not guarantee the investment performance of the Fund.

Performance
Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2010	8.16%
Worst Quarter	September 2011	(9.29)%

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West SecureFoundation Lifetime 2015 Fund	Label	1 Year	Since Inception		Inception Date
Great-West SecureFoundation Lifetime 2015 Fund Class G	Great-West SecureFoundation® Lifetime 2015 Fund Class G	14.50%	8.80%	[1]	Nov. 13, 2009
Great-West SecureFoundation Lifetime 2015 Fund Class G1	Great-West SecureFoundation® Lifetime 2015 Fund Class G1	14.37%	8.69%	[1]	Nov. 13, 2009
Great-West SecureFoundation Lifetime 2015 Fund Class L	Great-West SecureFoundation® Lifetime 2015 Fund Class L	14.21%	8.10%	[2]	Jan. 31, 2011
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02%)	3.82%	[1]	Nov. 13, 2009
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02%)	3.26%	[2]	Jan. 31, 2011
Wilshire 5000 Index	Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	33.06%	16.64%	[1]	Nov. 13, 2009
Wilshire 5000 Index	Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	33.06%	15.90%	[2]	Jan. 31, 2011
2015 Composite Index (reflects no deduction for fees, expenses or taxes)	2015 Composite Index (reflects no deduction for fees, expenses or taxes)	15.30%	9.97%	[1]	Nov. 13, 2009
2015 Composite Index (reflects no deduction for fees, expenses or taxes)	2015 Composite Index (reflects no deduction for fees, expenses or taxes)	15.30%	9.20%	[2]	Jan. 31, 2011
[1]	Since inception on November 13, 2009
[2]	Since inception on January 31, 2011

Great-West SecureFoundation Lifetime 2020 Fund
Great-West SecureFoundation® Lifetime 2020 Fund
Investment Objective
The Fund seeks long-term capital appreciation and income consistent with its current asset allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not describe the fee for the Guarantee (“Guarantee Benefit Fee”), which is described in the Guarantee prospectus or disclosure statement, or the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West SecureFoundation Lifetime 2020 Fund		Great-West SecureFoundation Lifetime 2020 Fund Class G	Great-West SecureFoundation Lifetime 2020 Fund Class G1	Great-West SecureFoundation Lifetime 2020 Fund Class L
Management Fees (as a percentage of Assets)		0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees		none	0.10%	0.25%
Other Expenses (as a percentage of Assets):		none	none	none
Acquired Fund Fees and Expenses		0.53%	0.53%	0.53%
Expenses (as a percentage of Assets)	[1]	0.65%	0.75%	0.90%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the expenses of the Guarantee Benefit Fee or any fees and expenses of any Permitted Account. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example GREAT-WEST FUNDS INC Great-West SecureFoundation Lifetime 2020 Fund (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West SecureFoundation Lifetime 2020 Fund Class G	Class G	67	209	364	815
Great-West SecureFoundation Lifetime 2020 Fund Class G1	Class G1	77	241	419	934
Great-West SecureFoundation Lifetime 2020 Fund Class L	Class L	92	288	500	1,112

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a professionally selected mix of Underlying Funds that is tailored for investors planning to retire in, or close to, 2020 (which is assumed to be at age 65). The Fund is designed for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Under normal conditions, the Fund will invest 50-70% of its net assets in Underlying Funds that invest primarily in equity securities and 30-50% of its net assets in Underlying Funds that invest primarily in fixed income securities. The Fund may also invest in the GWL&A Contract.

GWCM uses asset allocation strategies to allocate assets among asset classes and the Underlying Funds. The Fund invests primarily in Underlying Funds designed to track the performance of a specified securities index (“Index Funds”). Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equities (including those from emerging markets), fixed income securities, derivatives, and short-term investments. The following table shows the Fund’s expected target allocation for the various asset classes at its inception, and the Underlying Funds in which the Fund expects to invest at its inception:

Large Blend	23.9%	Diversified Emerging Markets	2.2%
Great-West S&P 500® Index Fund Initial		Northern Emerging Markets Equity Index
Mid Blend	10.3%	Intermediate-Term Bond	38.9%
Great-West S&P Mid Cap 400® Index Fund Initial		Great-West Bond Index Fund Initial
Small Blend	6.1%	Short-Term Income/Cash	5.1%
Great-West S&P Small Cap 600® Index Fund Initial		GWL&A Contract
International Large Blend	13.5%
Great-West International Index Fund Initial

The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocation. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, add or delete Underlying Funds, or change asset allocations at any time and without shareholder notice or approval.

The following chart illustrates the Fund’s target asset allocation among U.S. equity, foreign equity, and fixed income asset classes as of the date of this Prospectus. The illustration reflects the Fund’s neutral allocations (without any tactical adjustments by GWCM). The Fund’s actual asset allocation may differ from this illustration to reflect GWCM’s tactical adjustments to the asset mix based on market outlook or other factors. GWCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without shareholder notice or approval.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk

•
Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.

•	Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.

•
The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.

Single Issuer Risk - The GWL&A Contract in which the Fund invests has a stable principal value and pays a fixed rate of interest to the Fund. Both the principal and a minimum rate of interest are guaranteed by GWL&A. However, if GWL&A becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in the Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Conflict of Interest Risk - GWCM may be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee available with the Fund.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies. Currency risk is especially high in emerging markets.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Developing and Emerging Markets Risk - Stocks of companies located in emerging markets may be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets. Emerging market countries may experience higher inflation, interest rates and unemployment, greater social, economic, regulatory and political uncertainties, and greater volatility in currency exchange rates than more developed countries.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates).

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

Market Risk - Markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Tracking a Benchmark Index Risk - Index Funds are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Fund may not be able to precisely track the performance of its benchmark index.

An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risks Associated with the Guarantee - The Guarantee provides guaranteed income for the life of a designated person(s) provided all conditions are met. Investors who allocate account value to the Fund will be subject to certain risks associated with the Guarantee including, without limitation, the possibility that no benefits may be payable under the Guarantee depending on your pattern of share redemptions, your lifespan, the Fund’s investment performance, and other variables; the Guarantee may be terminated under certain circumstances; GWL&A may increase the Guarantee Benefit Fee; if GWL&A determines that the Fund is ineligible, you would be required to transfer to another eligible fund and you may be subject to higher fees and charges; and there may be tax consequences associated with the Guarantee. Neither Great-West Funds nor the Fund is responsible for any payments under the Guarantee. The Guarantee does not guarantee the investment performance of the Fund.

	Quarter Ended	Total Return
Best Quarter	March 2012	7.14%
Worst Quarter	June 2012	(1.82)%

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing the performance of the Fund’s Class G shares in each full calendar year since inception and by comparing the Fund’s average annual total return to the performance of broad-based securities market indexes and a composite index which has investment characteristics similar to those of the Fund. The Fund compares its returns to the 2020 Composite Index. The 2020 Composite Index is derived by applying the Fund’s target (neutral) asset allocation among the asset classes over time to the results of the following indexes: the S&P 500® Index (large blend); the S&P MidCap 400® Index (mid blend); the S&P SmallCap 600® Index (small blend); the MSCI EAFE® Index (international large blend); the MSCI Emerging Markets Index (diversified emerging markets); the Barclays U.S. Aggregate Bond Index (intermediate term bond); and the Barclays 1-3 Yr Credit Bond Index (short term income/cash). See Appendix A for more information regarding the 2020 Composite Index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West SecureFoundation Lifetime 2020 Fund	Label	1 Year	Since Inception	Inception Date
Great-West SecureFoundation Lifetime 2020 Fund Class G	Great-West SecureFoundation® Lifetime 2020 Fund Class G	14.42%	8.43%	Jan. 31, 2011
Great-West SecureFoundation Lifetime 2020 Fund Class G1	Great-West SecureFoundation® Lifetime 2020 Fund Class G1	14.33%	8.36%	Jan. 31, 2011
Great-West SecureFoundation Lifetime 2020 Fund Class L	Great-West SecureFoundation® Lifetime 2020 Fund Class L	14.16%	8.24%	Jan. 31, 2011
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02%)	3.26%	Jan. 31, 2011
Wilshire 5000 Index	Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	33.06%	15.90%	Jan. 31, 2011
2020 Composite Index (reflects no deduction for fees, expenses or taxes)	2020 Composite Index (reflects no deduction for fees, expenses or taxes)	15.30%	9.20%	Jan. 31, 2011

Great-West SecureFoundation Lifetime 2025 Fund
Great-West SecureFoundation® Lifetime 2025 Fund
Investment Objective
The Fund seeks long-term capital appreciation and income consistent with its current asset allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not describe the fee for the Guarantee (“Guarantee Benefit Fee”), which is described in the Guarantee prospectus or disclosure statement, or the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West SecureFoundation Lifetime 2025 Fund		Great-West SecureFoundation Lifetime 2025 Fund Class G	Great-West SecureFoundation Lifetime 2025 Fund Class G1	Great-West SecureFoundation Lifetime 2025 Fund Class L
Management Fees (as a percentage of Assets)		0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees		none	0.10%	0.25%
Other Expenses (as a percentage of Assets):		none	none	none
Acquired Fund Fees and Expenses		0.55%	0.55%	0.55%
Expenses (as a percentage of Assets)	[1]	0.67%	0.77%	0.92%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the expenses of the Guarantee Benefit Fee or any fees and expenses of any Permitted Account. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example GREAT-WEST FUNDS INC Great-West SecureFoundation Lifetime 2025 Fund (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West SecureFoundation Lifetime 2025 Fund Class G	Class G	68	214	372	832
Great-West SecureFoundation Lifetime 2025 Fund Class G1	Class G1	78	245	427	952
Great-West SecureFoundation Lifetime 2025 Fund Class L	Class L	94	293	508	1,129

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a professionally selected mix of Underlying Funds that is tailored for investors planning to retire in, or close to, 2025 (which is assumed to be at age 65). The Fund is designed for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Depending on its proximity to 2025, the Fund employs a combination of investments among Underlying Funds in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Fund currently expects (as of the date of this Prospectus) to invest 55-75% of its net assets in Underlying Funds that invest primarily in equity securities and 25-45% of its net assets in Underlying Funds that invest primarily in fixed income securities. The Fund may also invest in the GWL&A Contract. Over time until 2015, the Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. Beginning in 2015, it is anticipated that the asset allocation between equity and fixed income investments will become relatively static, and that the Fund will invest 50-70% of its net assets in Underlying Funds that invest primarily in equity securities and 30-50% of its net assets in Underlying Funds that invest primarily in fixed income securities.

GWCM uses asset allocation strategies to allocate assets among asset classes and the Underlying Funds. The Fund currently invests primarily in Underlying Funds designed to track the performance of a specified securities index (“Index Fund”). Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equities (including those from emerging markets), fixed income securities, derivatives, and short-term investments. The following table shows the Fund’s target allocation for the various asset classes and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Blend	25.4%	Diversified Emerging Markets	2.5%
Great-West S&P 500® Index Fund Initial		Northern Emerging Markets Equity Index
Mid Blend	10.9%	Intermediate-Term Bond	35.6%
Great-West S&P Mid Cap 400® Index Fund Initial		Great-West Bond Index Fund Initial
Small Blend	6.7%	Short-Term Income/Cash	4.2%
Great-West S&P Small Cap 600® Index Fund Initial		GWL&A Contract
International Large Blend	14.7%
Great-West International Index Fund Initial

The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocation. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, and add or delete Underlying Funds at any time and without shareholder notice or approval.

The following chart illustrates the Fund’s target asset allocation among U.S. equity, foreign equity, and fixed income asset classes as of the date of this Prospectus. The illustration reflects the Fund’s neutral allocations (without any tactical adjustments by GWCM). The Fund’s actual asset allocation may differ from this illustration to reflect GWCM’s tactical adjustments to the asset mix based on market outlook or other factors. GWCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without shareholder notice or approval.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk

•
Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.

•	Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.

•
The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified Fund.

Single Issuer Risk - The GWL&A Contract in which the Fund invests has a stable principal value and pays a fixed rate of interest to the Fund. Both the principal and a minimum rate of interest are guaranteed by GWL&A. However, if GWL&A becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in the Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Conflict of Interest Risk - GWCM may be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee available with the Fund.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies. Currency risk is especially high in emerging markets.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Developing and Emerging Markets Risk - Stocks of companies located in emerging markets may be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets. Emerging market countries may experience higher inflation, interest rates and unemployment, greater social, economic, regulatory and political uncertainties, and greater volatility in currency exchange rates than more developed countries.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates).

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

Market Risk - Markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small size and medium companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Tracking a Benchmark Index Risk - Index Funds are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Fund may not be able to precisely track the performance of its benchmark index.

An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risks Associated with the Guarantee - The Guarantee provides guaranteed income for the life of a designated person(s) provided all conditions are met. Investors who allocate account value to the Fund will be subject to certain risks associated with the Guarantee including, without limitation, the possibility that no benefits may be payable under the Guarantee depending on your pattern of share redemptions, your lifespan, the Fund’s investment performance, and other variables; the Guarantee may be terminated under certain circumstances; GWL&A may increase the Guarantee Benefit Fee; if GWL&A determines that the Fund is ineligible, you would be required to transfer to another eligible fund and you may be subject to higher fees and charges; and there may be tax consequences associated with the Guarantee. Neither Great-West Funds nor the Fund is responsible for any payments under the Guarantee. The Guarantee does not guarantee the investment performance of the Fund.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing the performance of the Fund’s Class G shares in each full calendar year since inception and by comparing the Fund’s average annual total return to the performance of broad-based securities market indexes and a composite index which has investment characteristics similar to those of the Fund. The Fund compares its returns to the 2025 Composite Index. The 2025 Composite Index is derived by applying the Fund’s target (neutral) asset allocation among the asset classes over time to the results of the following indexes: the S&P 500® Index (large blend); the S&P MidCap 400® Index (mid blend); the S&P SmallCap 600® Index (small blend); the MSCI EAFE® Index (international large blend); the MSCI Emerging Markets Index (diversified emerging markets); the Barclays U.S. Aggregate Bond Index (intermediate term bond); and the Barclays 1-3 Yr Credit Bond Index (short term income/cash). See Appendix A for more information regarding the 2025 Composite Index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2010	9.35%
Worst Quarter	September 2011	(11.62)%

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West SecureFoundation Lifetime 2025 Fund	Label	1 Year	Since Inception		Inception Date
Great-West SecureFoundation Lifetime 2025 Fund Class G	Great-West SecureFoundation® Lifetime 2025 Fund Class G	16.28%	9.16%	[1]	Nov. 13, 2009
Great-West SecureFoundation Lifetime 2025 Fund Class G1	Great-West SecureFoundation® Lifetime 2025 Fund Class G1	16.09%	9.07%	[1]	Nov. 13, 2009
Great-West SecureFoundation Lifetime 2025 Fund Class L	Great-West SecureFoundation® Lifetime 2025 Fund Class L	15.97%	8.31%	[2]	Jan. 31, 2011
Barclays U.S. Aggregate Bond Index Great-West SecureFoundation Lifetime 2025 Fund Class G1	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02%)	3.82%	[1]	Nov. 13, 2009
Barclays U.S. Aggregate Bond Index Great-West SecureFoundation Lifetime 2025 Fund Class L	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02%)	3.26%	[2]	Jan. 31, 2011
Wilshire 5000 Index Great-West SecureFoundation Lifetime 2025 Fund Class G1	Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	33.06%	16.64%	[1]	Nov. 13, 2009
Wilshire 5000 Index Great-West SecureFoundation Lifetime 2025 Fund Class L	Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	33.06%	15.90%	[2]	Jan. 31, 2011
2025 Composite Index (reflects no deduction for fees, expenses or taxes) Great-West SecureFoundation Lifetime 2025 Fund Class G1	2025 Composite Index (reflects no deduction for fees, expenses or taxes)	17.08%	10.42%	[1]	Nov. 13, 2009
2025 Composite Index (reflects no deduction for fees, expenses or taxes) Great-West SecureFoundation Lifetime 2025 Fund Class L	2025 Composite Index (reflects no deduction for fees, expenses or taxes)	17.08%	9.42%	[2]	Jan. 31, 2011
[1]	Since inception on November 13, 2009
[2]	Since inception on January 31, 2011

Great-West SecureFoundation Lifetime 2030 Fund
Great-West SecureFoundation® Lifetime 2030 Fund
Investment Objective
The Fund seeks long-term capital appreciation and income consistent with its current asset allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not describe the fee for the Guarantee (“Guarantee Benefit Fee”), which is described in the Guarantee prospectus or disclosure statement, or the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West SecureFoundation Lifetime 2030 Fund		Great-West SecureFoundation Lifetime 2030 Fund Class G	Great-West SecureFoundation Lifetime 2030 Fund Class G1	Great-West SecureFoundation Lifetime 2030 Fund Class L
Management Fees (as a percentage of Assets)		0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees		none	0.10%	0.25%
Other Expenses (as a percentage of Assets):		none	none	none
Acquired Fund Fees and Expenses		0.57%	0.57%	0.57%
Expenses (as a percentage of Assets)	[1]	0.69%	0.79%	0.94%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the expenses of the Guarantee Benefit Fee or any fees and expenses of any Permitted Account. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example GREAT-WEST FUNDS INC Great-West SecureFoundation Lifetime 2030 Fund (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West SecureFoundation Lifetime 2030 Fund Class G	Class G	70	221	384	858
Great-West SecureFoundation Lifetime 2030 Fund Class G1	Class G1	81	252	439	978
Great-West SecureFoundation Lifetime 2030 Fund Class L	Class L	96	299	520	1,154

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a professionally selected mix of Underlying Funds that is tailored for investors planning to retire in, or close to, 2030 (which is assumed to be at age 65). The Fund is designed for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Depending on its proximity to 2030, the Fund employs a combination of investments among Underlying Funds in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Fund currently expects (as of the date of this Prospectus) to invest 65-85% of its net assets in Underlying Funds that invest primarily in equity securities and 15-35% of its net assets in Underlying Funds that invest primarily in fixed income securities. The Fund may also invest in the GWL&A Contract. Over time until 2020, the Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. Beginning in 2020, it is anticipated that the asset allocation between equity and fixed income investments will become relatively static, and that the Fund will invest 50-70% of its net assets in Underlying Funds that invest primarily in equity securities and 30-50% of its net assets in Underlying Funds that invest primarily in fixed income securities.

GWCM uses asset allocation strategies to allocate assets among asset classes and the Underlying Funds. The Fund invests primarily in Underlying Funds designed to track the performance of a specified securities index (“Index Fund”). Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equities (including those from emerging markets), fixed income securities, derivatives, and short-term investments. The following table shows the Fund’s expected target allocation for the various asset classes at its inception, and the Underlying Funds in which the Fund expects to invest at its inception:

Large Blend	29.3%	Diversified Emerging Markets	3.7%
Great-West S&P 500® Index Fund Initial		Northern Emerging Markets Equity Index
Mid Blend	12.6%	Intermediate-Term Bond	25.6%
Great-West S&P Mid Cap 400® Index Fund Initial		Great-West Bond Index Fund Initial
Small Blend	8.4%	Short-Term Income/Cash	2.2%
Great-West S&P Small Cap 600® Index Fund Initial		GWL&A Contract
International Large Blend	18.2%
Great-West International Index Fund Initial

The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocation. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, and add or delete Underlying Funds at any time and without shareholder notice or approval.

The following chart illustrates the Fund’s target asset allocation among U.S. equity, foreign equity, and fixed income asset classes as of the date of this Prospectus. The illustration reflects the Fund’s neutral allocations (without any tactical adjustments by GWCM). The Fund’s actual asset allocation may differ from this illustration to reflect GWCM’s tactical adjustments to the asset mix based on market outlook or other factors. GWCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without shareholder notice or approval.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk

•
Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.

•	Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.

•
The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.

Single Issuer Risk - The GWL&A Contract in which the Fund invests has a stable principal value and pays a fixed rate of interest to the Fund. Both the principal and a minimum rate of interest are guaranteed by GWL&A. However, if GWL&A becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in the Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Conflict of Interest Risk - GWCM may be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee available with the Fund.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies. Currency risk is especially high in emerging markets.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Developing and Emerging Markets Risk - Stocks of companies located in emerging markets may be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets. Emerging market countries may experience higher inflation, interest rates and unemployment, greater social, economic, regulatory and political uncertainties, and greater volatility in currency exchange rates than more developed countries.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates).

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

Market Risk - Markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Tracking a Benchmark Index Risk - Index Funds are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Fund may not be able to precisely track the performance of its benchmark index.

An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risks Associated with the Guarantee - The Guarantee provides guaranteed income for the life of a designated person(s) provided all conditions are met. Investors who allocate account value to the Fund will be subject to certain risks associated with the Guarantee including, without limitation, the possibility that no benefits may be payable under the Guarantee depending on your pattern of share redemptions, your lifespan, the Fund’s investment performance, and other variables; the Guarantee may be terminated under certain circumstances; GWL&A may increase the Guarantee Benefit Fee; if GWL&A determines that the Fund is ineligible, you would be required to transfer to another eligible fund and you may be subject to higher fees and charges; and there may be tax consequences associated with the Guarantee. Neither Great-West Funds nor the Fund is responsible for any payments under the Guarantee. The Guarantee does not guarantee the investment performance of the Fund.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing the performance of the Fund’s Class G shares in each full calendar year since inception and by comparing the Fund’s average annual total return to the performance of broad-based securities market indexes and a composite index which has investment characteristics similar to those of the Fund. The Fund compares its returns to the 2030 Composite Index. The 2030 Composite Index is derived by applying the Fund’s target (neutral) asset allocation among the asset classes over time to the results of the following indexes: the S&P 500® Index (large blend); the S&P MidCap 400® Index (mid blend); the S&P SmallCap 600® Index (small blend); the MSCI EAFE® Index (international large blend); the MSCI Emerging Markets Index (diversified emerging markets); the Barclays U.S. Aggregate Bond Index (intermediate term bond); and the Barclays 1-3 Yr Credit Bond Index (short term income/cash). See Appendix A for more information regarding the 2030 Composite Index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	March 2012	9.25%
Worst Quarter	June 2012	(3.14)%

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West SecureFoundation Lifetime 2030 Fund	Label	1 Year	Since Inception	Inception Date
Great-West SecureFoundation Lifetime 2030 Fund Class G	Great-West SecureFoundation® Lifetime 2030 Fund Class G	19.61%	9.60%	Jan. 31, 2011
Great-West SecureFoundation Lifetime 2030 Fund Class G1	Great-West SecureFoundation® Lifetime 2030 Fund Class G1	19.48%	9.52%	Jan. 31, 2011
Great-West SecureFoundation Lifetime 2030 Fund Class L	Great-West SecureFoundation® Lifetime 2030 Fund Class L	19.39%	9.53%	Jan. 31, 2011
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02%)	3.26%	Jan. 31, 2011
Wilshire 5000 Index	Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	33.06%	15.90%	Jan. 31, 2011
2030 Composite Index (reflects no deduction for fees, expenses or taxes)	2030 Composite Index (reflects no deduction for fees, expenses or taxes)	20.57%	10.46%	Jan. 31, 2011

Great-West SecureFoundation Lifetime 2035 Fund
Great-West SecureFoundation® Lifetime 2035 Fund
Investment Objective
The Fund seeks long-term capital appreciation and income consistent with its current asset allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not describe the fee for the Guarantee (“Guarantee Benefit Fee”), which is described in the Guarantee prospectus or disclosure statement, or the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West SecureFoundation Lifetime 2035 Fund		Great-West SecureFoundation Lifetime 2035 Fund Class G	Great-West SecureFoundation Lifetime 2035 Fund Class G1	Great-West SecureFoundation Lifetime 2035 Fund Class L
Management Fees (as a percentage of Assets)		0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees		none	0.10%	0.25%
Other Expenses (as a percentage of Assets):		none	none	none
Acquired Fund Fees and Expenses		0.58%	0.58%	0.58%
Expenses (as a percentage of Assets)	[1]	0.70%	0.80%	0.95%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the expenses of the Guarantee Benefit Fee or any fees and expenses of any Permitted Account. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example GREAT-WEST FUNDS INC Great-West SecureFoundation Lifetime 2035 Fund (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West SecureFoundation Lifetime 2035 Fund Class G	Class G	72	225	392	876
Great-West SecureFoundation Lifetime 2035 Fund Class G1	Class G1	82	257	446	995
Great-West SecureFoundation Lifetime 2035 Fund Class L	Class L	97	304	528	1,171

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a professionally selected mix of Underlying Funds that is tailored for investors planning to retire in, or close to, 2035 (which is assumed to be at age 65). The Fund is designed for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Depending on its proximity to 2035, the Fund employs a combination of investments among Underlying Funds in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Fund currently expects (as of the date of this Prospectus) to invest 70-95% of its net assets in Underlying Funds that invest primarily in equity securities and 5-30% of its net assets in Underlying Funds that invest primarily in fixed income securities. The Fund may also invest in the GWL&A Contract. Over time until 2025, the Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. Beginning in 2025, it is anticipated that the asset allocation between equity and fixed income investments will become relatively static, and that the Fund will invest 50-70% of its net assets in Underlying Funds that invest primarily in equity securities and 30-50% of its net assets in Underlying Funds that invest primarily in fixed income securities.

GWCM uses asset allocation strategies to allocate assets among asset classes and the Underlying Funds. The Fund currently invests primarily in Underlying Funds designed to track the performance of a specified securities index (“Index Funds”). Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equities (including those from emerging markets), fixed income securities, derivatives, and short-term investments. The following table shows the Fund’s target allocation for the various asset classes and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Blend	32.2%	Diversified Emerging Markets	5.1%
Great-West S&P 500® Index Fund Initial		Northern Emerging Markets Equity Index
Mid Blend	13.9%	Intermediate-Term Bond	16.5%
Great-West S&P Mid Cap 400® Index Fund Initial		Great-West Bond Index Fund Initial
Small Blend	10.0%	Short-Term Income/Cash	0.9%
Great-West S&P Small Cap 600® Index Fund Initial		GWL&A Contract
International Large Blend	21.4%
Great-West International Index Fund Initial

The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocation. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, and add or delete Underlying Funds at any time and without shareholder notice or approval.

The following chart illustrates the Fund’s target asset allocation among U.S. equity, foreign equity, and fixed income asset classes as of the date of this Prospectus. The illustration reflects the Fund’s neutral allocations (without any tactical adjustments by GWCM). The Fund’s actual asset allocation may differ from this illustration to reflect GWCM’s tactical adjustments to the asset mix based on market outlook or other factors. GWCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without shareholder notice or approval.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk

•
Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.

•	Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.

•
The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.

Single Issuer Risk - The GWL&A Contract in which the Fund invests has a stable principal value and pays a fixed rate of interest to the Fund. Both the principal and a minimum rate of interest are guaranteed by GWL&A. However, if GWL&A becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in the Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Conflict of Interest Risk - GWCM may be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee available with the Fund.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies. Currency risk is especially high in emerging markets.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Developing and Emerging Markets Risk - Stocks of companies located in emerging markets may be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets. Emerging market countries may experience higher inflation, interest rates and unemployment, greater social, economic, regulatory and political uncertainties, and greater volatility in currency exchange rates than more developed countries.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates).

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

Market Risk - Markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Tracking a Benchmark Index Risk - Index Funds are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Fund may not be able to precisely track the performance of its benchmark index.

An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risks Associated with the Guarantee - The Guarantee provides guaranteed income for the life of a designated person(s) provided all conditions are met. Investors who allocate account value to the Fund will be subject to certain risks associated with the Guarantee including, without limitation, the possibility that no benefits may be payable under the Guarantee depending on your pattern of share redemptions, your lifespan, the Fund’s investment performance, and other variables; the Guarantee may be terminated under certain circumstances; GWL&A may increase the Guarantee Benefit Fee; if GWL&A determines that the Fund is ineligible, you would be required to transfer to another eligible fund and you may be subject to higher fees and charges; and there may be tax consequences associated with the Guarantee. Neither Great-West Funds nor the Fund is responsible for any payments under the Guarantee. The Guarantee does not guarantee the investment performance of the Fund.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing the performance of the Fund’s Class G shares in each full calendar year since inception and by comparing the Fund’s average annual total return to the performance of broad-based securities market indexes and a composite index which has investment characteristics similar to those of the Fund. The Fund compares its returns to the 2035 Composite Index. The 2035 Composite Index is derived by applying the Fund’s target (neutral) asset allocation among the asset classes over time to the results of the following indexes: the S&P 500® Index (large blend); the S&P MidCap 400® Index (mid blend); the S&P SmallCap 600® Index (small blend); the MSCI EAFE® Index (international large blend); the MSCI Emerging Markets Index (diversified emerging markets); the Barclays U.S. Aggregate Bond Index (intermediate term bond); and the Barclays 1-3 Yr Credit Bond Index (short term income/cash). See Appendix A for more information regarding the 2035 Composite Index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2010	11.28%
Worst Quarter	September 2011	(15.27)%

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West SecureFoundation Lifetime 2035 Fund	Label	1 Year	Since Inception		Inception Date
Great-West SecureFoundation Lifetime 2035 Fund Class G	Great-West SecureFoundation® Lifetime 2035 Fund Class G	22.30%	10.84%	[1]	Nov. 13, 2009
Great-West SecureFoundation Lifetime 2035 Fund Class G1	Great-West SecureFoundation® Lifetime 2035 Fund Class G1	22.21%	10.78%	[1]	Nov. 13, 2009
Great-West SecureFoundation Lifetime 2035 Fund Class L	Great-West SecureFoundation® Lifetime 2035 Fund Class L	21.87%	10.19%	[2]	Jan. 31, 2011
Barclays U.S. Aggregate Bond Index Great-West SecureFoundation Lifetime 2035 Fund Class G1	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02%)	3.82%	[1]	Nov. 13, 2009
Barclays U.S. Aggregate Bond Index Great-West SecureFoundation Lifetime 2035 Fund Class L	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02%)	3.26%	[2]	Jan. 31, 2011
Wilshire 5000 Index Great-West SecureFoundation Lifetime 2035 Fund Class G1	Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	33.06%	16.64%	[1]	Nov. 13, 2009
Wilshire 5000 Index Great-West SecureFoundation Lifetime 2035 Fund Class L	Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	33.06%	15.90%	[2]	Jan. 31, 2011
2035 Composite Index (reflects no deduction for fees, expenses or taxes) Great-West SecureFoundation Lifetime 2035 Fund Class G1	2035 Composite Index (reflects no deduction for fees, expenses or taxes)	23.34%	12.22%	[1]	Nov. 13, 2009
2035 Composite Index (reflects no deduction for fees, expenses or taxes) Great-West SecureFoundation Lifetime 2035 Fund Class L	2035 Composite Index (reflects no deduction for fees, expenses or taxes)	23.34%	11.28%	[2]	Jan. 31, 2011
[1]	Since inception on November 13, 2009
[2]	Since inception on January 31, 2011

Great-West SecureFoundation Lifetime 2040 Fund
Great-West SecureFoundation® Lifetime 2040 Fund
Investment Objective
The Fund seeks long-term capital appreciation and income consistent with its current asset allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not describe the fee for the Guarantee (“Guarantee Benefit Fee”), which is described in the Guarantee prospectus or disclosure statement, or the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West SecureFoundation Lifetime 2040 Fund		Great-West SecureFoundation Lifetime 2040 Fund Class G	Great-West SecureFoundation Lifetime 2040 Fund Class	Great-West SecureFoundation Lifetime 2040 Fund Class L
Management Fees (as a percentage of Assets)		0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees		none	0.10%	0.25%
Other Expenses (as a percentage of Assets):		none	none	none
Acquired Fund Fees and Expenses		0.59%	0.59%	0.59%
Expenses (as a percentage of Assets)	[1]	0.71%	0.81%	0.96%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the expenses of the Guarantee Benefit Fee or any fees and expenses of any Permitted Account. If reflected, the expenses reflected in the Example would be higher.The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example GREAT-WEST FUNDS INC Great-West SecureFoundation Lifetime 2040 Fund (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West SecureFoundation Lifetime 2040 Fund Class G	Class G	72	227	395	882
Great-West SecureFoundation Lifetime 2040 Fund Class	Class G1	83	259	449	1,001
Great-West SecureFoundation Lifetime 2040 Fund Class L	Class L	98	306	531	1,178

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a professionally selected mix of Underlying Funds that is tailored for investors planning to retire in, or close to, 2040 (which is assumed to be at age 65). The Fund is designed for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Depending on its proximity to 2040, the Fund employs a combination of investments among Underlying Funds in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Fund currently expects (as of the date of this Prospectus) to invest 70-95% of its net assets in Underlying Funds that invest primarily in equity securities and 5-30% of its net assets in Underlying Funds that invest primarily in fixed income securities. The Fund may also invest in the GWL&A Contract. Over time until 2030, the Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. Beginning in 2030, it is anticipated that the asset allocation between equity and fixed income investments will become relatively static, and that the Fund will invest 50-70% of its net assets in Underlying Funds that invest primarily in equity securities and 30-50% of its net assets in Underlying Funds that invest primarily in fixed income securities.

GWCM uses asset allocation strategies to allocate assets among asset classes and the Underlying Funds. The Fund invests primarily in Underlying Funds designed to track the performance of a specified securities index (“Index Fund”). Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equities (including those from emerging markets), fixed income securities, derivatives, and short-term investments. The following table shows the Fund’s expected target allocation for the various asset classes at its inception, and the Underlying Funds in which the Fund expects to invest at its inception:

Large Blend	33.6%	Diversified Emerging Markets	6.4%
Great-West S&P 500® Index Fund Initial		Northern Emerging Markets Equity Index
Mid Blend	14.3%	Intermediate-Term Bond	10.9%
Great-West S&P Mid Cap 400® Index Fund Initial		Great-West Bond Index Fund Initial
Small Blend	11.1%	Short-Term Income/Cash	0.2%
Great-West S&P Small Cap 600® Index Fund Initial		GWL&A Contract
International Large Blend	23.5%
Great-West International Index Fund Initial

The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocation. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, and add or delete Underlying Funds at any time and without shareholder notice or approval.

The following chart illustrates the Fund’s target asset allocation among U.S. equity, foreign equity, and fixed income asset classes as of the date of this Prospectus. The illustration reflects the Fund’s neutral allocations (without any tactical adjustments by GWCM). The Fund’s actual asset allocation may differ from this illustration to reflect GWCM’s tactical adjustments to the asset mix based on market outlook or other factors. GWCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without shareholder notice or approval.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk

•
Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.

•	Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.

•
The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.

Single Issuer Risk - The GWL&A Contract in which the Fund invests has a stable principal value and pays a fixed rate of interest to the Fund. Both the principal and a minimum rate of interest are guaranteed by GWL&A. However, if GWL&A becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in the Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Conflict of Interest Risk - GWCM may be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee available with the Fund.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies. Currency risk is especially high in emerging markets.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Developing and Emerging Markets Risk - Stocks of companies located in emerging markets may be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets. Emerging market countries may experience higher inflation, interest rates and unemployment, greater social, economic, regulatory and political uncertainties, and greater volatility in currency exchange rates than more developed countries.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates).

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

Market Risk - Markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Tracking a Benchmark Index Risk - Index Funds are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Fund may not be able to precisely track the performance of its benchmark index.

An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risks Associated with the Guarantee - The Guarantee provides guaranteed income for the life of a designated person(s) provided all conditions are met. Investors who allocate account value to the Fund will be subject to certain risks associated with the Guarantee including, without limitation, the possibility that no benefits may be payable under the Guarantee depending on your pattern of share redemptions, your lifespan, the Fund’s investment performance, and other variables; the Guarantee may be terminated under certain circumstances; GWL&A may increase the Guarantee Benefit Fee; if GWL&A determines that the Fund is ineligible, you would be required to transfer to another eligible fund and you may be subject to higher fees and charges; and there may be tax consequences associated with the Guarantee. Neither Great-West Funds nor the Fund is responsible for any payments under the Guarantee. The Guarantee does not guarantee the investment performance of the Fund.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing the performance of the Fund’s Class G shares in each full calendar year since inception and by comparing the Fund’s average annual total return to the performance of broad-based securities market indexes and a composite index which has investment characteristics similar to those of the Fund. The Fund compares its returns to the 2040 Composite Index. The 2040 Composite Index is derived by applying the Fund’s target (neutral) asset allocation among the asset classes over time to the results of the following indexes: the S&P 500® Index (large blend); the S&P MidCap 400® Index (mid blend); the S&P SmallCap 600® Index (small blend); the MSCI EAFE® Index (international large blend); the MSCI Emerging Markets Index (diversified emerging markets); the Barclays U.S. Aggregate Bond Index (intermediate term bond); and the Barclays 1-3 Yr Credit Bond Index (short term income/cash). See Appendix A for more information regarding the 2040 Composite Index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	March 2012	10.91%
Worst Quarter	June 2012	(4.18)%

Average Annual Total Returns GREAT-WEST FUNDS INC Great-West SecureFoundation Lifetime 2040 Fund	Label	1 Year	Since Inception	Inception Date
Great-West SecureFoundation Lifetime 2040 Fund Class G	Great-West SecureFoundation® Lifetime 2040 Fund Class G	23.58%	10.77%	Jan. 31, 2012
Great-West SecureFoundation Lifetime 2040 Fund Class	Great-West SecureFoundation® Lifetime 2040 Fund Class G1	23.49%	10.68%	Jan. 31, 2012
Great-West SecureFoundation Lifetime 2040 Fund Class L	Great-West SecureFoundation® Lifetime 2040 Fund Class L	23.55%	10.77%	Jan. 31, 2012
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02%)	3.26%	Jan. 31, 2012
Wilshire 5000 Index	Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	33.06%	15.90%	Jan. 31, 2012
2040 Composite Index (reflects no deduction for fees, expenses or taxes)	2040 Composite Index (reflects no deduction for fees, expenses or taxes)	24.72%	11.67%	Jan. 31, 2012

Great-West SecureFoundation Lifetime 2045 Fund
Great-West SecureFoundation® Lifetime 2045 Fund
Investment Objective
The Fund seeks long-term capital appreciation and income consistent with its current asset allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not describe the fee for the Guarantee (“Guarantee Benefit Fee”), which is described in the Guarantee prospectus or disclosure statement, or the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West SecureFoundation Lifetime 2045 Fund		Great-West SecureFoundation Lifetime 2045 Fund Class G	Great-West SecureFoundation Lifetime 2045 Fund Class G1	Great-West SecureFoundation Lifetime 2045 Fund Class L
Management Fees (as a percentage of Assets)		0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees		none	0.10%	0.25%
Other Expenses (as a percentage of Assets):		none	none	none
Acquired Fund Fees and Expenses		0.59%	0.59%	0.59%
Expenses (as a percentage of Assets)	[1]	0.71%	0.81%	0.96%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the expenses of the Guarantee Benefit Fee or any fees and expenses of any Permitted Account. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example GREAT-WEST FUNDS INC Great-West SecureFoundation Lifetime 2045 Fund (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West SecureFoundation Lifetime 2045 Fund Class G	Class G	72	227	394	881
Great-West SecureFoundation Lifetime 2045 Fund Class G1	Class G1	83	258	449	1,000
Great-West SecureFoundation Lifetime 2045 Fund Class L	Class L	98	305	530	1,176

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a professionally selected mix of Underlying Funds that is tailored for investors planning to retire in, or close to, 2045 (which is assumed to be at age 65). The Fund is designed for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Depending on its proximity to 2045, the Fund employs a combination of investments among Underlying Funds in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Fund currently expects (as of the date of this Prospectus) to invest 75-95% of its net assets in Underlying Funds that invest primarily in equity securities and 5-25% of its net assets in Underlying Funds that invest primarily in fixed income securities. The Fund may also invest in the GWL&A Contract. Over time until 2035, the Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. Beginning in 2035, it is anticipated that the asset allocation between equity and fixed income investments will become relatively static, and that the Fund will invest 50-70% of its net assets in Underlying Funds that invest primarily in equity securities and 30-50% of its net assets in Underlying Funds that invest primarily in fixed income securities.

GWCM uses asset allocation strategies to allocate assets among asset classes and the Underlying Funds. The Fund currently invests primarily in Underlying Funds designed to track the performance of a specified securities index (“Index Funds”). Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equities (including those from emerging markets), fixed income securities, derivatives, and short-term investments. The following table shows the Fund’s target allocation for the various asset classes and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Blend	33.0%	Diversified Emerging Markets	7.6%
Great-West S&P 500® Index Fund Initial		Northern Emerging Markets Equity Index
Mid Blend	14.1%	Intermediate-Term Bond	9.0%
Great-West S&P Mid Cap 400® Index Fund Initial		Great-West Bond Index Fund Initial
Small Blend	11.8%	Short-Term Income/Cash	0.0%
Great-West S&P Small Cap 600® Index Fund Initial		GWL&A Contract
International Large Blend	24.5%
Great-West International Index Fund Initial

The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocation. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, and add or delete Underlying Funds at any time and without shareholder notice or approval.

The following chart illustrates the Fund’s target asset allocation among U.S. equity, foreign equity, and fixed income asset classes as of the date of this Prospectus. The illustration reflects the Fund’s neutral allocations (without any tactical adjustments by GWCM). The Fund’s actual asset allocation may differ from this illustration to reflect GWCM’s tactical adjustments to the asset mix based on market outlook or other factors. GWCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without shareholder notice or approval.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk

•
Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.

•	Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.

•
The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in the Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Conflict of Interest Risk - GWCM may be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee available with the Fund.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies. Currency risk is especially high in emerging markets.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Developing and Emerging Markets Risk - Stocks of companies located in emerging markets may be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets. Emerging market countries may experience higher inflation, interest rates and unemployment, greater social, economic, regulatory and political uncertainties, and greater volatility in currency exchange rates than more developed countries.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates).

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

Market Risk - Markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Tracking a Benchmark Index Risk - Index Funds are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Fund may not be able to precisely track the performance of its benchmark index.

An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risks Associated with the Guarantee - The Guarantee provides guaranteed income for the life of a designated person(s) provided all conditions are met. Investors who allocate account value to the Fund will be subject to certain risks associated with the Guarantee including, without limitation, the possibility that no benefits may be payable under the Guarantee depending on your pattern of share redemptions, your lifespan, the Fund’s investment performance, and other variables; the Guarantee may be terminated under certain circumstances; GWL&A may increase the Guarantee Benefit Fee; if GWL&A determines that the Fund is ineligible, you would be required to transfer to another eligible fund and you may be subject to higher fees and charges; and there may be tax consequences associated with the Guarantee. Neither Great-West Funds nor the Fund is responsible for any payments under the Guarantee. The Guarantee does not guarantee the investment performance of the Fund.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing the performance of the Fund’s Class G shares in each full calendar year since inception and by comparing the Fund’s average annual total return to the performance of broad-based securities market indexes and a composite index which has investment characteristics similar to those of the Fund. The Fund compares its returns to the 2045 Composite Index. The 2045 Composite Index is derived by applying the Fund’s target (neutral) asset allocation among the asset classes over time to the results of the following indexes: the S&P 500® Index (large blend); the S&P MidCap 400® Index (mid blend); the S&P SmallCap 600® Index (small blend); the MSCI EAFE® Index (international large blend); the MSCI Emerging Markets Index (diversified emerging markets); the Barclays U.S. Aggregate Bond Index (intermediate term bond); and the Barclays 1-3 Yr Credit Bond Index (short term income/cash). See Appendix A for more information regarding the 2045 Composite Index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2010	11.79%
Worst Quarter	September 2011	(16.46)%

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West SecureFoundation Lifetime 2045 Fund	Label	1 Year	Since Inception		Inception Date
Great-West SecureFoundation Lifetime 2045 Fund Class G	Great-West SecureFoundation® Lifetime 2045 Fund Class G	23.82%	11.19%	[1]	Nov. 13, 2009
Great-West SecureFoundation Lifetime 2045 Fund Class G1	Great-West SecureFoundation® Lifetime 2045 Fund Class G1	23.68%	11.10%	[1]	Nov. 13, 2009
Great-West SecureFoundation Lifetime 2045 Fund Class L	Great-West SecureFoundation® Lifetime 2045 Fund Class L	23.81%	10.78%	[2]	Jan. 31, 2011
Barclays U.S. Aggregate Bond Index Great-West SecureFoundation Lifetime 2045 Fund Class G1	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02%)	3.82%	[1]	Nov. 13, 2009
Barclays U.S. Aggregate Bond Index Great-West SecureFoundation Lifetime 2045 Fund Class L	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02%)	3.26%	[2]	Jan. 31, 2011
Wilshire 5000 Index Great-West SecureFoundation Lifetime 2045 Fund Class G1	Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	33.06%	16.64%	[1]	Nov. 13, 2009
Wilshire 5000 Index Great-West SecureFoundation Lifetime 2045 Fund Class L	Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	33.06%	15.90%	[2]	Jan. 31, 2011
2045 Composite Index (reflects no deduction for fees, expenses or taxes) Great-West SecureFoundation Lifetime 2045 Fund Class G1	2045 Composite Index (reflects no deduction for fees, expenses or taxes)	24.88%	12.59%	[1]	Nov. 13, 2009
2045 Composite Index (reflects no deduction for fees, expenses or taxes) Great-West SecureFoundation Lifetime 2045 Fund Class L	2045 Composite Index (reflects no deduction for fees, expenses or taxes)	24.88%	11.66%	[2]	Jan. 31, 2011
[1]	Since inception on November 13, 2009
[2]	Since inception on January 31, 2011

Great-West SecureFoundation Lifetime 2050 Fund
Great-West SecureFoundation® Lifetime 2050 Fund
Investment Objective
The Fund seeks long-term capital appreciation and income consistent with its current asset allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not describe the fee for the Guarantee (“Guarantee Benefit Fee”), which is described in the Guarantee prospectus or disclosure statement, or the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West SecureFoundation Lifetime 2050 Fund		Great-West SecureFoundation Lifetime 2050 Fund Class G	Great-West SecureFoundation Lifetime 2050 Fund Class G1	Great-West SecureFoundation Lifetime 2050 Fund Class L
Management Fees (as a percentage of Assets)		0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees		none	0.10%	0.25%
Other Expenses (as a percentage of Assets):		none	none	none
Acquired Fund Fees and Expenses		0.59%	0.59%	0.59%
Expenses (as a percentage of Assets)	[1]	0.71%	0.81%	0.96%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the expenses of the Guarantee Benefit Fee or any fees and expenses of any Permitted Account. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example GREAT-WEST FUNDS INC Great-West SecureFoundation Lifetime 2050 Fund (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West SecureFoundation Lifetime 2050 Fund Class G	Class G	72	226	394	879
Great-West SecureFoundation Lifetime 2050 Fund Class G1	Class G1	82	258	448	999
Great-West SecureFoundation Lifetime 2050 Fund Class L	Class L	98	305	529	1,175

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a professionally selected mix of Underlying Funds that is tailored for investors planning to retire in, or close to, 2050 (which is assumed to be at age 65). The Fund is designed for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Depending on its proximity to 2050, the Fund employs a combination of investments among Underlying Funds in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Fund currently expects (as of the date of this Prospectus) to invest 75-98% of its net assets in Underlying Funds that invest primarily in equity securities and 2-25% of its net assets in Underlying Funds that invest primarily in fixed income securities. The Fund may also invest in the GWL&A Contract. Over time until 2040, the Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. Beginning in 2040, it is anticipated that the asset allocation between equity and fixed income investments will become relatively static, and that the Fund will invest 50-70% of its net assets in Underlying Funds that invest primarily in equity securities and 30-50% of its net assets in Underlying Funds that invest primarily in fixed income securities.

GWCM uses asset allocation strategies to allocate assets among asset classes and the Underlying Funds. The Fund invests primarily in Underlying Funds designed to track the performance of a specified securities index (“Index Fund”). Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equities (including those from emerging markets), fixed income securities, derivatives, and short-term investments. The following table shows the Fund’s expected target allocation for the various asset classes at its inception, and the Underlying Funds in which the Fund expects to invest at its inception:

Large Blend	31.9%	Diversified Emerging Markets	8.8%
Great-West S&P 500® Index Fund Initial		Northern Emerging Markets Equity Index
Mid Blend	13.7%	Intermediate-Term Bond	8.3%
Great-West S&P Mid Cap 400® Index Fund Initial		Great-West Bond Index Fund Initial
Small Blend	12.2%	Short-Term Income/Cash	0.0%
Great-West S&P Small Cap 600® Index Fund Initial		GWL&A Contract
International Large Blend	25.1%
Great-West International Index Fund Initial

The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocation. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, and add or delete Underlying Funds at any time and without shareholder notice or approval.

The following chart illustrates the Fund’s target asset allocation among U.S. equity, foreign equity, and fixed income asset classes as of the date of this Prospectus. The illustration reflects the Fund’s neutral allocations (without any tactical adjustments by GWCM). The Fund’s actual asset allocation may differ from this illustration to reflect GWCM’s tactical adjustments to the asset mix based on market outlook or other factors. GWCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without shareholder notice or approval.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk

•
Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.

•	Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.

•
The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in the Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Conflict of Interest Risk - GWCM may be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee available with the Fund.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies. Currency risk is especially high in emerging markets.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Developing and Emerging Markets Risk - Stocks of companies located in emerging markets may be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets. Emerging market countries may experience higher inflation, interest rates and unemployment, greater social, economic, regulatory and political uncertainties, and greater volatility in currency exchange rates than more developed countries.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates).

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

Market Risk - Markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Tracking a Benchmark Index Risk - Index Funds are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Fund may not be able to precisely track the performance of its benchmark index.

An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risks Associated with the Guarantee - The Guarantee provides guaranteed income for the life of a designated person(s) provided all conditions are met. Investors who allocate account value to the Fund will be subject to certain risks associated with the Guarantee including, without limitation, the possibility that no benefits may be payable under the Guarantee depending on your pattern of share redemptions, your lifespan, the Fund’s investment performance, and other variables; the Guarantee may be terminated under certain circumstances; GWL&A may increase the Guarantee Benefit Fee; if GWL&A determines that the Fund is ineligible, you would be required to transfer to another eligible fund and you may be subject to higher fees and charges; and there may be tax consequences associated with the Guarantee. Neither Great-West Funds nor the Fund is responsible for any payments under the Guarantee. The Guarantee does not guarantee the investment performance of the Fund.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing the performance of the Fund’s Class G shares in each full calendar year since inception and by comparing the Fund’s average annual total return to the performance of broad-based securities market indexes and a composite index which has investment characteristics similar to those of the Fund. The Fund compares its returns to the 2050 Composite Index. The 2050 Composite Index is derived by applying the Fund’s target (neutral) asset allocation among the asset classes over time to the results of the following indexes: the S&P 500® Index (large blend); the S&P MidCap 400® Index (mid blend); the S&P SmallCap 600® Index (small blend); the MSCI EAFE® Index (international large blend); the MSCI Emerging Markets Index (diversified emerging markets); the Barclays U.S. Aggregate Bond Index (intermediate term bond); and the Barclays 1-3 Yr Credit Bond Index (short term income/cash). See Appendix A for more information regarding the 2050 Composite Index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	March 2012	11.16%
Worst Quarter	June 2012	(4.48)%

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West SecureFoundation Lifetime 2050 Fund	Label	1 Year	Since Inception	Inception Date
Great-West SecureFoundation Lifetime 2050 Fund Class G	Great-West SecureFoundation® Lifetime 2050 Fund Class G	23.49%	10.60%	Jan. 31, 2011
Great-West SecureFoundation Lifetime 2050 Fund Class G1	Great-West SecureFoundation® Lifetime 2050 Fund Class G1	23.46%	10.53%	Jan. 31, 2011
Great-West SecureFoundation Lifetime 2050 Fund Class L	Great-West SecureFoundation® Lifetime 2050 Fund Class L	23.59%	10.61%	Jan. 31, 2011
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02%)	3.26%	Jan. 31, 2011
Wilshire 5000 Index	Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	33.06%	15.90%	Jan. 31, 2011
2050 Composite Index (reflects no deduction for fees, expenses or taxes)	2050 Composite Index (reflects no deduction for fees, expenses or taxes)	24.64%	11.49%	Jan. 31, 2011

Great-West SecureFoundation Lifetime 2055 Fund
Great-West SecureFoundation® Lifetime 2055 Fund
Investment Objective
The Fund seeks long-term capital appreciation and income consistent with its current asset allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not describe the fee for the Guarantee (“Guarantee Benefit Fee”), which is described in the Guarantee prospectus or disclosure statement, or the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Fund pursues its investment objective by investing in Underlying Funds, you will bear your proportionate share of the expenses of the Fund and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Funds.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West SecureFoundation Lifetime 2055 Fund		Great-West SecureFoundation Lifetime 2055 Fund Class G	Great-West SecureFoundation Lifetime 2055 Fund Class G1	Great-West SecureFoundation Lifetime 2055 Fund Class L
Management Fees (as a percentage of Assets)		0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees		none	0.10%	0.25%
Other Expenses (as a percentage of Assets):		none	none	none
Acquired Fund Fees and Expenses		0.58%	0.58%	0.58%
Expenses (as a percentage of Assets)	[1]	0.70%	0.80%	0.95%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Expense Example GREAT-WEST FUNDS INC Great-West SecureFoundation Lifetime 2055 Fund (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West SecureFoundation Lifetime 2055 Fund Class G	Class G	72	225	392	876
Great-West SecureFoundation Lifetime 2055 Fund Class G1	Class G1	82	257	446	995
Great-West SecureFoundation Lifetime 2055 Fund Class L	Class L	97	304	528	1,171

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a professionally selected mix of Underlying Funds that is tailored for investors planning to retire in, or close to, 2055 (which is assumed to be at age 65). The Fund is designed for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Depending on its proximity to 2055, the Fund employs a combination of investments among Underlying Funds in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Fund is currently expected (as of the date of this Prospectus) to invest 75-98% of its net assets in Underlying Funds that invest primarily in equity securities and 2-25% of its net assets in Underlying Funds that invest primarily in fixed income securities. The Fund may also invest in the GWL&A Contract. Over time until 2045, the Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. Beginning in 2045, it is anticipated that the asset allocation between equity and fixed income investments will become relatively static, and that the Fund will invest 50-70% of its net assets in Underlying Funds that invest primarily in equity securities and 30-50% of its net assets in Underlying Funds that invest primarily in fixed income securities.

GWCM uses asset allocation strategies to allocate assets among asset classes and the Underlying Funds. The Fund currently invests primarily in Underlying Funds designed to track the performance of a specified securities index (“Index Funds”). Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equities (including those from emerging markets), fixed income securities, derivatives, and short-term investments. The following table shows the Fund’s target allocation for the various asset classes and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:

Large Blend	30.8%	Diversified Emerging Markets	10.0%
Great-West S&P 500® Index Fund Initial		Northern Emerging Markets Equity Index
Mid Blend	13.2%	Intermediate-Term Bond	8.0%
Great-West S&P Mid Cap 400® Index Fund Initial		Great-West Bond Index Fund Initial
Small Blend	12.5%	Short-Term Income/Cash	0.0%
Great-West S&P Small Cap 600® Index Fund Initial		GWL&A Contract
International Large Blend	25.5%
Great-West International Index Fund Initial

The Fund will automatically rebalance its holdings of the Underlying Funds on a monthly basis to maintain the appropriate asset allocation. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, and add or delete Underlying Funds at any time and without shareholder notice or approval.

The following chart illustrates the Fund’s target asset allocation among U.S. equity, foreign equity, and fixed income asset classes as of the date of this Prospectus. The illustration reflects the Fund’s neutral allocations (without any tactical adjustments by GWCM). The Fund’s actual asset allocation may differ from this illustration to reflect GWCM’s tactical adjustments to the asset mix based on market outlook or other factors. GWCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without shareholder notice or approval.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Fund-of-Funds Structure Risk

•
Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.

•	Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.

•
The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in the Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Conflict of Interest Risk - GWCM may be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee available with the Fund.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies. Currency risk is especially high in emerging markets.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Developing and Emerging Markets Risk - Stocks of companies located in emerging markets may be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets. Emerging market countries may experience higher inflation, interest rates and unemployment, greater social, economic, regulatory and political uncertainties, and greater volatility in currency exchange rates than more developed countries.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates).

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be required to sell liquid securities at an unfavorable time.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - Markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Tracking a Benchmark Index Risk - Index Funds are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Fund may not be able to precisely track the performance of its benchmark index.

An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risks Associated with the Guarantee - The Guarantee provides guaranteed income for the life of a designated person(s) provided all conditions are met. Investors who allocate account value to the Fund will be subject to certain risks associated with the Guarantee including, without limitation, the possibility that no benefits may be payable under the Guarantee depending on your pattern of share redemptions, your lifespan, the Fund’s investment performance, and other variables; the Guarantee may be terminated under certain circumstances; GWL&A may increase the Guarantee Benefit Fee; if GWL&A determines that the Fund is ineligible, you would be required to transfer to another eligible fund and you may be subject to higher fees and charges; and there may be tax consequences associated with the Guarantee. Neither Great-West Funds nor the Fund is responsible for any payments under the Guarantee. The Guarantee does not guarantee the investment performance of the Fund.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing the performance of the Fund’s Class G shares in each full calendar year since inception and by comparing the Fund’s average annual total return to the performance of broad-based securities market indexes and a composite index which has investment characteristics similar to those of the Fund. The Fund compares its returns to the 2055 Composite Index. The 2055 Composite Index is derived by applying the Fund’s target (neutral) asset allocation among the asset classes over time to the results of the following indexes: the S&P 500® Index (large blend); the S&P MidCap 400® Index (mid blend); the S&P SmallCap 600® Index (small blend); the MSCI EAFE® Index (international large blend); the MSCI Emerging Markets Index (diversified emerging markets); the Barclays U.S. Aggregate Bond Index (intermediate term bond); and the Barclays 1-3 Yr Credit Bond Index (short term income/cash). See Appendix A for more information regarding the 2055 Composite Index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2010	11.96%
Worst Quarter	September 2011	(16.88)%

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West SecureFoundation Lifetime 2055 Fund	Label	1 Year	Since Inception		Inception Date
Great-West SecureFoundation Lifetime 2055 Fund Class G	Great-West SecureFoundation® Lifetime 2055 Fund Class G	23.17%	10.88%	[1]	Nov. 13, 2009
Great-West SecureFoundation Lifetime 2055 Fund Class G1	Great-West SecureFoundation® Lifetime 2055 Fund Class G1	23.02%	10.78%	[1]	Nov. 13, 2009
Great-West SecureFoundation Lifetime 2055 Fund Class L	Great-West SecureFoundation® Lifetime 2055 Fund Class L	23.21%	10.45%	[2]	Jan. 31, 2011
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02%)	3.82%	[1]	Nov. 13, 2009
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02%)	3.26%	[2]	Jan. 31, 2011
Wilshire 5000 Index	Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	33.06%	16.64%	[1]	Nov. 13, 2009
Wilshire 5000 Index	Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	33.06%	15.90%	[2]	Jan. 31, 2011
2055 Composite Index (reflects no deduction for fees, expenses or taxes)	2055 Composite Index (reflects no deduction for fees, expenses or taxes)	24.25%	12.31%	[1]	Nov. 13, 2009
2055 Composite Index (reflects no deduction for fees, expenses or taxes)	2055 Composite Index (reflects no deduction for fees, expenses or taxes)	24.25%	11.29%	[2]	Jan. 31, 2011
[1]	Since inception on November 13, 2009
[2]	Since inception on January 31, 2011

Great-West Short Duration Bond Fund
Great-West Short Duration Bond Fund
Investment Objective
The Fund seeks maximum total return that is consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West Short Duration Bond Fund	Great-West Short Duration Bond Fund Initial Class	Great-West Short Duration Bond Fund Class L
Management Fees (as a percentage of Assets)	0.60%	0.60%
Distribution and Service (12b-1) Fees	none	0.25%
Other Expenses (as a percentage of Assets):	none	none
Expenses (as a percentage of Assets)	0.60%	0.85%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example GREAT-WEST FUNDS INC Great-West Short Duration Bond Fund (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West Short Duration Bond Fund Initial Class	Initial Class	61	192	335	750
Great-West Short Duration Bond Fund Class L	Class L	87	271	471	1,049

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies
The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade bonds. The Fund will select securities based on relative value, maturity, quality and sector. The Fund will maintain an actively managed portfolio of bonds selected from several categories, including U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, asset-backed securities, and corporate bonds. The Fund will maintain an average duration between one and three years based on the portfolio managers’ forecast for interest rates. The Fund may invest up to 20% its net assets in securities of below investment grade quality (“high yield-high risk” or “junk”) bonds. For purposes of pursuing its investment goals, the Fund may, from time to time, enter into derivative contracts, including futures contracts on U.S. Treasury securities.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Credit Risk - An issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Derivative Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

High Yield Securities Risk - Below investment grade ("high yield/high risk" or "junk") bonds have a higher degree of credit risk and may be less liquid and subject to greater volatility in market value than investment grade bonds.

Interest Rate Risk - The market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield. There may be less governmental intervention in the securities markets in the near future. If so, it could cause an increase in interest rates, which could have a negative impact on fixed income securities and could negatively affect the Fund's net asset value.

Liquidity Risk - The fixed income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - The market values of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably. A security's market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Mortgage-Backed and Asset-Backed Securities Risk - Mortgage-backed and asset-backed securities represent interests in "pools" of mortgages and other assets, including consumer loans or receivables held in trust. Mortgage-backed and asset-backed securities are subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities, and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

U.S. Government Securities Risk - Yields available from U.S. Government securities are generally lower than yields from many other fixed income securities. U.S. Government securities may be adversely affected by changes in interest rates or a default by, or decline in the credit quality of, the U.S. Government.

U.S. Government Sponsored Securities Risk - Securities issued by U.S. Government-sponsored enterprises ("GSEs"), such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are not issued or guaranteed by the U.S. Treasury.

An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the last ten calendar years and comparing its average annual total return to the performance of a broad-based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2009	3.57%
Worst Quarter	June 2004	(1.53)%

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West Short Duration Bond Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Great-West Short Duration Bond Fund Initial Class	Initial Class	1.39%	5.18%	4.14%
Great-West Short Duration Bond Fund Class L	Class L	1.35%			1.58%	Oct. 15, 2012
Barclays 1-3 Year Credit Bond Index (reflects no deduction for fees, expenses or taxes) Great-West Short Duration Bond Fund Initial Class	Barclays 1-3 Year Credit Bond Index (reflects no deduction for fees, expenses or taxes)	1.45%	4.46%	3.68%
Barclays 1-3 Year Credit Bond Index (reflects no deduction for fees, expenses or taxes) Great-West Short Duration Bond Fund Class L	Barclays 1-3 Year Credit Bond Index (reflects no deduction for fees, expenses or taxes)	1.45%			1.45%	Oct. 15, 2012

Great-West Small Cap Growth Fund
Great-West Small Cap Growth Fund
Investment Objective
The Fund seeks long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West Small Cap Growth Fund		Great-West Small Cap Growth Fund Initial Class	Great-West Small Cap Growth Fund Class L
Management Fees (as a percentage of Assets)		0.95%	0.95%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses (as a percentage of Assets):	[1]	0.20%	0.15%
Expenses (as a percentage of Assets)		1.15%	1.35%
Fee Waiver or Reimbursement	[2]	(0.05%)	none
Net Expenses (as a percentage of Assets)		1.10%	1.35%
[1]	Other expenses are estimated for Class L shares because the class has not yet commenced operations.
[2]	GWCM has contractually agreed to pay expenses that exceed 1.10% and 1.35% of the Fund’s average daily net assets for the Initial Class shares and Class L shares, respectively. These expense reimbursements shall continue in effect indefinitely and will be discontinued only upon termination or amendment of the investment advisory agreement with GWCM.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example GREAT-WEST FUNDS INC Great-West Small Cap Growth Fund (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West Small Cap Growth Fund Initial Class	Initial Class	112	350	606	1,340
Great-West Small Cap Growth Fund Class L	Class L	137	428	739	1,624

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 94% of the average value of its portfolio.

Principal Investment Strategies
The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the common stocks of a diversified group of growth companies that are included in the Russell 2000® Index at the time of purchase, or if not included in that index, have market capitalizations of $3 billion or below at the time of purchase. When consistent with the Fund’s investment objectives and investment strategies, the Fund will invest up to 25% of its net assets in foreign securities; however, securities of Canadian issuers and American Depository Receipts (“ADRs”) are not subject to this 25% limitation.

The Fund will identify companies believed to have favorable opportunities for capital appreciation within their industry grouping and invest in these companies when they: are determined to be in the developing stages of their life cycle; and have demonstrated, or are expected to achieve, long-term earnings growth.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

Depository Receipts Risk - Depository receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Growth Stock Risk - Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Investment Style Risk - Returns from small- or mid-capitalization stocks and/or growth stocks may trail returns from the overall stock market.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Small and Medium Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the last ten calendar years and comparing its average annual total return to the performance of a broad-based securities market index. No Class L share performance data is provided because Class L shares have not commenced operations.  Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year.  Class L shares performance would be lower than Initial Class performance because of the 12b-1 fees applicable to the Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	18.90%
Worst Quarter	December 2008	(28.71)%

Average Annual Total Returns for the Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West Small Cap Growth Fund	Label	1 Year	5 Years	10 Years
Great-West Small Cap Growth Fund Initial Class	Initial Class	44.82%	22.03%	7.34%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	43.30%	22.58%	9.41%

Great-West Stock Index Fund
Great-West Stock Index Fund
Investment Objective
The Fund seeks investment results that track the total return of the common stocks that comprise the Standard & Poor’s (“S&P”) 500® Index and S&P MidCap 400® Index, weighted according to their pro rata share of the market (the “Benchmark Index”).

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West Stock Index Fund	Great-West Stock Index Fund Initial Class	Great-West Stock Index Fund Class L
Management Fees (as a percentage of Assets)	0.60%	0.60%
Distribution and Service (12b-1) Fees	none	0.25%
Other Expenses (as a percentage of Assets):	none	none
Expenses (as a percentage of Assets)	0.60%	0.85%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example GREAT-WEST FUNDS INC Great-West Stock Index Fund (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West Stock Index Fund Initial Class	Initial Class	61	192	335	750
Great-West Stock Index Fund Class L	Class L	87	271	471	1,049

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies
The Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in its Benchmark Index. The Fund will seek investment results that track the total return of the common stocks that comprise the Benchmark Index by owning the securities contained in the Benchmark Index in as close as possible a proportion of the Fund as each stock’s weight in the Benchmark Index. This may be accomplished through ownership of all the stocks in the Benchmark Index and/or through a combination of stock ownership and owning futures contracts on the Benchmark Index and options on futures contracts, and exchange-traded funds that seek to track the Benchmark Index.

The Benchmark Index is the S&P 500® Index and S&P MidCap 400® Index, weighted according to their pro rata share of the market. The S&P 500® Index is a market capitalization-weighted index of the 500 leading companies in leading industries of the U.S. economy. It is widely regarded as the best single gauge of the large cap U.S. equities market. The S&P MidCap 400® Index is comprised of 400 stocks representing companies in the middle tier of U.S. stock market capitalization.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Derivative Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Exchange-Traded Funds (“ETFs”) Risk - An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the Fund invests. Lack of liquidity in an ETF could result in it being more volatile.

Index Risk - It is possible the Benchmark Index may perform unfavorably and/or underperform the market as a whole.

Investment Style Risk - There is a possibility that returns from mid- or large-capitalization stocks will trail returns from the overall stock market.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Medium Size Company Securities Risk - The stocks of medium size companies often involve more risk and volatility than those of larger companies. Among other things, medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

Tracking Error Risk - The Fund may not be able to precisely track the performance of the Benchmark Index.

An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the last ten calendar years and comparing its average annual total return to the performance of two broad-based securities market indices and a Composite Index which has investment characteristics similar to those of the Fund. The Composite Index reflects the performance of the S&P 500® Index and S&P MidCap 400® Index, weighted according to their pro rata share of the market. No Class L share performance data is provided because Class L shares have not commenced operations.  Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year. Class L shares performance would be lower than Initial Class performance because of the 12b-1 fees applicable to Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	16.11%
Worst Quarter	December 2008	(22.33)%

Average Annual Total Returns for the Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West Stock Index Fund	Label	1 Year	5 Years	10 Years
Great-West Stock Index Fund Initial Class	Initial Class	31.72%	17.65%	7.09%
S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.41%
Composite Index	Composite Index (reflects no deduction for fees, expenses or taxes)	32.50%	18.31%	7.68%
S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)	S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)	33.50%	21.89%	10.36%

Great-West T. Rowe Price Equity Income Fund
Great-West T. Rowe Price Equity Income Fund
Investment Objective
The Fund seeks substantial dividend income and also long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West T. Rowe Price Equity Income Fund		Great-West T. Rowe Price Equity Income Fund Initial Class	Great-West T. Rowe Price Equity Income Fund Class L
Management Fees (as a percentage of Assets)		0.80%	0.80%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses (as a percentage of Assets):		0.02%	2.35%
Expenses (as a percentage of Assets)		0.82%	3.40%
Fee Waiver or Reimbursement	[1]	none	(2.20%)
Net Expenses (as a percentage of Assets)		0.82%	1.20%
[1]	GWCM has contractually agreed to pay expenses that exceed 0.95% and 1.20% of the Fund’s average daily net assets for the Initial Class shares and Class L shares, respectively. These expense reimbursements shall continue in effect indefinitely and will be discontinued only upon termination or amendment of the investment advisory agreement with GWCM.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example GREAT-WEST FUNDS INC Great-West T. Rowe Price Equity Income Fund (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West T. Rowe Price Equity Income Fund Initial Class	Initial Class	84	263	457	1,017
Great-West T. Rowe Price Equity Income Fund Class L	Class L	122	381	659	1,454

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks, with an emphasis on large-capitalization stocks that have a strong record of paying dividends or that are believed to be undervalued.

The Fund will emphasize companies that appear to be undervalued by various measures with favorable prospects for increasing dividend income and capital appreciation.

The Fund will invest in companies which have one or more of the following characteristics: established operating histories; above-average current dividend yields relative to the S&P 500® Index; sound balance sheets and other positive financial characteristics; low price/earnings ratio relative to the S&P 500® Index; and low stock price relative to a company’s underlying value as measured by assets, cash flow or business franchises.

While most assets will typically be invested in U.S. common stocks, other securities may also be purchased in keeping with the Fund’s objectives. The Fund may invest up to 25% of its total assets in foreign securities. The Fund may also invest in fixed income securities without regard to quality, maturity, or rating, including up to 10% of its total assets in non-investment grade fixed income securities. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Investment Style Risk - Returns from large-capitalization stocks and/or value stocks may trail returns from the overall stock market. The Fund’s emphasis on stocks of established companies paying high dividends may limit its potential for appreciation in a broad market advance. Such securities may be hurt when interest rates rise sharply. Also, a company may reduce or eliminate its dividend.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the last ten calendar years and by comparing the Fund’s average annual total return to the performance of a broad-based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June, 2009	19.57%
Worst Quarter	December, 2008	(22.42)%

Average Annual Total Returns for the Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West T. Rowe Price Equity Income Fund	Label	1 Year	5 Years	10 Years	Since Inception		Inception Date
Great-West T. Rowe Price Equity Income Fund Initial Class	Initial Class	30.00%	16.82%	7.42%
Great-West T. Rowe Price Equity Income Fund Class L	Class L	29.49%			17.76%	[1]	Jul. 29, 2011
S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) Great-West T. Rowe Price Equity Income Fund Initial Class	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.41%
S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) Great-West T. Rowe Price Equity Income Fund Class L	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39%			18.17%	[1]	Jul. 29, 2011
[1]	Since inception on July 29, 2011

Great-West T. Rowe Price Mid Cap Growth Fund
Great-West T. Rowe Price Mid Cap Growth Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West T. Rowe Price Mid Cap Growth Fund		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	Great-West T. Rowe Price Mid Cap Growth Fund Class L
Management Fees (as a percentage of Assets)		1.00%	1.00%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses (as a percentage of Assets):		0.03%	1.40%
Expenses (as a percentage of Assets)		1.03%	2.65%
Fee Waiver or Reimbursement	[1]	none	(1.35%)
Net Expenses (as a percentage of Assets)		1.03%	1.30%
[1]	GWCM has contractually agreed to pay expenses that exceed 1.05% and 1.30% of the Fund’s average daily net assets for the Initial Class shares and Class L shares, respectively. These expense reimbursements shall continue in effect indefinitely and will be discontinued only upon termination or amendment of the investment advisory agreement with GWCM.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example GREAT-WEST FUNDS INC Great-West T. Rowe Price Mid Cap Growth Fund (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	Initial Class	105	327	568	1,258
Great-West T. Rowe Price Mid Cap Growth Fund Class L	Class L	132	412	713	1,568

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers whose market capitalization falls within the range of companies included in either the S&P MidCap 400® Index ($697.70 million to $12.06 billion as of December 31, 2013) or the Russell MidCap® Growth Index ($411.60 million to $32.89 billion as of December 31, 2013) at the time of purchase. The market capitalization of the companies in the Fund, the S&P MidCap 400® Index, and the Russell MidCap® Growth Index will change over time, and the Fund will not automatically sell or cease to purchase a stock of a company it already owns just because the company’s market capitalization grows or falls outside of the index ranges.

The Fund will select stocks using a growth approach and invest in companies that: offer proven products or services; have a historical record of above-average earnings growth; demonstrate potential for sustained earnings growth; have a connection to industries experiencing increasing demand; or have stock prices that appear to undervalue their growth prospects.

While most assets will typically be invested in U.S. common stocks, other securities may also be purchased in keeping with the Fund’s investment objectives. The Fund may invest up to 25% of its total assets in foreign securities. The Fund may also invest in fixed income securities without regard to quality, maturity, or rating, including up to 10% of its total assets in non-investment grade fixed income securities. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Growth Stock Risk - Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Investment Style Risk - Returns from mid-capitalization stocks and/or growth stocks may trail returns from the overall stock market.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Medium Size Company Securities Risk - The stocks of medium size companies often involve more risk and volatility than those of larger companies. Among other things, medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the last ten calendar years and by comparing the Fund’s average annual total return to the performance of two broad-based securities market indices. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	March 2013	11.85%
Worst Quarter	December 2008	(25.78)%

Average Annual Total Returns for the Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West T. Rowe Price Mid Cap Growth Fund	Label	1 Year	5 Years	10 Years	Since Inception		Inception Date
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	Initial Class	36.36%	23.01%	10.94%
Great-West T. Rowe Price Mid Cap Growth Fund Class L	Class L	36.06%			22.69%	[1]	Aug. 12, 2011
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	35.74%	23.37%	9.77%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) Great-West T. Rowe Price Mid Cap Growth Fund Class L	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	35.74%			23.23%	[1]	Aug. 12, 2011
S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)	33.50%	21.89%	10.36%
S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) Great-West T. Rowe Price Mid Cap Growth Fund Class L	S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)	33.50%			23.58%	[1]	Aug. 12, 2011
[1]	Since inception on August 12, 2011

Great-West Templeton Global Bond Fund
Great-West Templeton Global Bond Fund
Investment Objective
The Fund seeks current income with capital appreciation and growth of income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West Templeton Global Bond Fund	Great-West Templeton Global Bond Fund Initial Class	Great-West Templeton Global Bond Fund Class L
Management Fees (as a percentage of Assets)	1.30%	1.30%
Distribution and Service (12b-1) Fees	none	0.25%
Other Expenses (as a percentage of Assets):	none	none
Expenses (as a percentage of Assets)	1.30%	1.55%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example GREAT-WEST FUNDS INC Great-West Templeton Global Bond Fund (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West Templeton Global Bond Fund Initial Class	Initial Class	132	412	713	1,568
Great-West Templeton Global Bond Fund Class L	Class L	158	490	845	1,845

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund will, under normal circumstances, invest at least 80% of its net assets in bonds issued by governments and government agencies located around the world. Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures, including inflation-indexed securities. In addition, the Fund’s assets will be invested in issuers located in at least three countries (including the U.S.). The Fund focuses on bonds rated investment grade or the unrated equivalent as determined by the Sub-Adviser, but may invest up to 25% of its total assets in below investment grade bonds (“high yield-high risk” or “junk” bonds). The Fund may invest without limit in developing markets.

For purposes of pursuing its investment goals, the Fund regularly uses various currency-related transactions involving derivative instruments, principally currency and cross currency forwards, but may also use currency and currency index futures. The Fund maintains significant positions in currency-related derivative instruments as a hedging technique or to implement a currency investment strategy, which could expose a large amount of the Fund’s assets to obligations under the instruments.

The portfolio managers allocate the Fund’s assets based upon their assessment of changing market, political and economic conditions. They will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Credit Risk - An issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Currency Management Strategies Risk - Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the portfolio managers expect. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies. Currency risk is especially high in emerging markets.

Derivative Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Developing and Emerging Markets Risk - Securities of issuers located in emerging markets may be substantially more volatile, and substantially less liquid, than the securities of issuers located in more developed foreign markets. Emerging market countries may experience higher inflation, interest rates and unemployment, greater social, economic, regulatory and political uncertainties, and greater volatility in currency exchange rates than more developed countries.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which the Fund invests will have a significant impact on the performance of the Fund.

High Yield Securities Risk - Below investment grade ("high yield-high risk" or "junk") bonds have a higher degree of credit risk and may be less liquid and subject to greater volatility in market value than investment grade bonds.

Inflation-Indexed Securities - Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable.

Interest Rate Risk - The market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield. There may be less governmental intervention in the securities markets in the near future. If so, it could cause an increase in interest rates, which could have a negative impact on fixed income securities and could negatively affect the Fund's net asset value.

Liquidity Risk - The fixed income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - The market values of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably. A security's market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Non-Diversification Risk - The Fund is classified as non-diversified, which means a relatively high percentage of its assets may be invested in securities of a limited number of issuers, including issuers primarily within the same industry or economic sector.

Sovereign Debt Securities Risk - Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government's policy towards principal international lenders such as the International Monetary Fund, or the political situations to which the government may be subject. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Some sovereign debtors in the past have been able to restructure their debt payments without the approval of some or all debt holders or to declare moritoria on payments. In the event of a default on sovereign debt, the Fund may also have limited legal recourse against the defaulting government entity.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to the Fund.

An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

	Quarter Ended	Total Return
Best Quarter	March 2008	8.12%
Worst Quarter	September 2011	(7.99)%

Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the last ten calendar years and comparing its average annual total return to the performance of a broad-based securities market index. No Class L share performance data is provided because Class L shares have not commenced operations.  Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year. Class L shares performance would be lower than Initial Class performance because of the 12b-1 fees applicable to the Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West Templeton Global Bond Fund	Label	1 Year	5 Years	10 Years
Great-West Templeton Global Bond Fund Initial Class	Initial Class	0.55%	7.63%	7.58%
Citigroup World Government Bond Index (reflects no deduction for fees, expenses or taxes)	Citigroup World Government Bond Index (reflects no deduction for fees, expenses or taxes)	(4.00%)	2.28%	4.15%

Great-West U.S. Government Mortgage Securities Fund
Great-West U.S. Government Mortgage Securities Fund
Investment Objective
The Fund seeks the highest level of return consistent with preservation of capital and substantial credit protection.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GREAT-WEST FUNDS INC Great-West U.S. Government Mortgage Securities Fund	Great-West U.S. Government Mortgage Securities Fund Initial Class	Great-West U.S. Government Mortgage Securities Fund Class L
Management Fees (as a percentage of Assets)	0.60%	0.60%
Distribution and Service (12b-1) Fees	none	0.25%
Other Expenses (as a percentage of Assets):	none	none
Expenses (as a percentage of Assets)	0.60%	0.85%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example GREAT-WEST FUNDS INC Great-West U.S. Government Mortgage Securities Fund (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Great-West U.S. Government Mortgage Securities Fund Initial Class	Initial Class	61	192	335	750
Great-West U.S. Government Mortgage Securities Fund Class L	Class L	87	271	471	1,049

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategies
The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in mortgage-related securities that have been issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Fund will invest in private mortgage pass-through securities and collateralized mortgage obligations (“CMOs”). CMOs may be issued by private issuers and collateralized by securities issued or guaranteed by (i) the U.S. Government, (ii) agencies or instrumentalities of the U.S. Government, or (iii) private originators. The Fund may invest in commercial mortgage-backed securities, asset-backed securities, and investment grade corporate bonds.

The Fund will focus on relative value of the security by analyzing the current and expected level of interest rates, and current and historical asset yields versus treasury yields. The Fund may invest in mortgage dollar rolls with up to 20% of its net assets. In a mortgage dollar roll transaction, the Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities (the same type, issuer, term and coupon) on a specified future date from the same party. For purposes of pursuing its investment goals, the Fund may, from time to time, enter into derivative contracts, including futures contracts on U.S. Treasury securities.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Credit Risk - An issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Derivative Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Interest Rate Risk - The market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield. There may be less governmental intervention in the securities markets in the near future. If so, it could cause an increase in interest rates, which could have a negative impact on fixed income securities and could negatively affect the Fund's net asset value.

Liquidity Risk - The fixed income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - The market values of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably. A security's market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Mortgage-Backed and Asset-Backed Securities Risk - Mortgage-backed and asset-backed securities represent interests in "pools" of mortgages and other assets, including consumer loans or receivables held in trust. Mortgage-backed and asset-backed securities are subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities, and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage Dollar Roll Risk - Mortgage dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. These transactions involve the risk that the portfolio managers will not correctly predict mortgage prepayments and interest rates, which will diminish the Fund’s performance. These transactions may increase the Fund’s portfolio turnover rate.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

U.S. Government Securities Risk - Yields available from U.S. Government securities are generally lower than yields from many other fixed income securities. U.S. Government securities may be adversely affected by changes in interest rates or a default by, or decline in the credit quality of, the U.S. Government.

U.S. Government Sponsored Securities Risk - Securities issued by U.S. Government-sponsored enterprises ("GSEs"), such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, are not issued or guaranteed by the U.S. Treasury.

An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

	Quarter Ended	Total Return
Best Quarter	December 2008	3.53%
Worst Quarter	June 2004	(2.07)%

Performance
Calendar Year Total Returns

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West U.S. Government Mortgage Securities Fund	Label	1 Year	5 Years	10 Years
Great-West U.S. Government Mortgage Securities Fund Initial Class	Initial Class	(2.02%)	3.66%	4.11%
Composite Index	Composite Index (reflects no deduction for fees, expenses or taxes)	(1.65%)	3.41%	4.52%
Barclays U.S. Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes)	Barclays U.S. Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes)	(1.14%)	3.69%	4.61%
Barclays U.S. Government Index (reflects no deduction for fees, expenses or taxes	Barclays U.S. Government Index (reflects no deduction for fees, expenses or taxes)	(2.60%)	2.26%	4.14%